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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05062

ING GET Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

Item 1.                                   Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

ING GET Fund

▪ Series N

▪ Series P

▪ Series Q

▪ Series R

▪ Series S

▪ Series T

▪ Series U

▪ Series V

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com and (3) on the Security and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new funds.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States.1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury Bill by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET FUND SERIES N THROUGH V	INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy during the Guarantee Period?

The ING GET Fund Series N through V, collectively the (“Fund”), separately the (“Series”) do not implement an “investment strategy” in any conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component (defined below) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•                  Equity Component, consisting of common stocks included in the (“S&P 500®”) Index, futures contracts on the S&P 500® Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500® Index, in S&P 500® Index futures, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investments in such securities (“Equity Component”); and the

•                  Fixed Component, consisting primarily of short- to intermediate-duration U.S. Government securities (“Fixed Component”).

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, or to any investment returns generated by the Series.

How does the Series’ asset Allocation work?

ING Investment Management Co. (“ING IM”), Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” (at least a 30% decline) in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500® Index that it believes will outperform the S&P 500® Index, and underweighting (or avoiding altogether) those stocks ING IM believes will underperform the S&P 500® Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500® Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500® Index in both rising and falling markets.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500® Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500® Index futures, in exchange traded funds (“ETFs”), or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended “1940 Act”). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500® Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET FUND SERIES N THROUGH V

three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Although the Series invest in securities insured or guaranteed by the U.S. Government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”)®, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody’s. The Fixed Component may also include U.S. Treasury futures and money market instruments.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract-holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period, less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the

ING GET FUND SERIES N THROUGH V	INVESTMENT STRATEGY AND PRINCIPAL RISKS

Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Impact of Annuity Charges and Other Expenses: Contract-holders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage-backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET FUND SERIES N THROUGH V

not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING GET Fund	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
Actual Fund Return
Series N	$1,000.00	$1,019.40	0.55%	$2.75
Series P	1,000.00	1,014.90	0.80	4.00
Series Q	1,000.00	1,013.00	0.80	3.99
Series R	1,000.00	1,012.80	0.80	3.99
Series S	1,000.00	1,011.60	0.80	3.99
Series T	1,000.00	1,009.40	0.80	3.99
Series U	1,000.00	1,007.40	0.80	3.98
Series V	1,000.00	1,006.40	0.80	3.98

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING GET Fund	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
Hypothetical (5% return before expenses)
Series N	$1,000.00	$1,022.07	0.55%	$2.76
Series P	1,000.00	1,020.83	0.80	4.01
Series Q	1,000.00	1,020.83	0.80	4.01
Series R	1,000.00	1,020.83	0.80	4.01
Series S	1,000.00	1,020.83	0.80	4.01
Series T	1,000.00	1,020.83	0.80	4.01
Series U	1,000.00	1,020.83	0.80	4.01
Series V	1,000.00	1,020.83	0.80	4.01

*                 Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING GET Fund Series N	ING GET Fund Series P	ING GET Fund Series Q	ING GET Fund Series R
ASSETS:
Investments in securities at value*	$51,880,799	$89,665,999	$100,865,455	$95,488,587
Repurchase agreement	6,031,000	754,000	686,000	560,000
Cash	9,546	14,062	16,947	16,509
Receivables:
Dividends and interest	18,526	7,699	37,818	31,463
Prepaid expenses	1,257	2,054	2,296	2,228
Reimbursement due from manager	8,680	13,390	16,103	14,938
Total assets	57,949,808	90,457,204	101,624,619	96,113,725

LIABILITIES:
Payable for fund shares redeemed	12,185	1,063,729	317,328	5,334
Payable to affiliates	31,296	67,456	76,052	72,049
Payable for trustee fees	7,021	9,101	7,959	6,182
Other accrued expenses and liabilities	18,254	31,074	42,178	33,746
Total liabilities	68,756	1,171,360	443,517	117,311
NET ASSETS	$57,881,052	$89,285,844	$101,181,102	$95,996,414

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$59,246,111	$91,935,989	$98,903,349	$93,592,609
Undistributed net investment income	978,993	1,419,686	1,682,282	1,363,343
Accumulated net realized gain (loss) on investments	(2,674,173)	(3,871,824)	(155,387)	353,047
Net unrealized appreciation (depreciation) on investments	330,121	(198,007)	750,858	687,415
NET ASSETS	$57,881,052	$89,285,844	$101,181,102	$95,996,414

* Cost of investments in securities	$51,550,678	$89,864,006	$100,114,597	$94,801,172

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.000	$0.000	$0.000	$0.000
Shares outstanding	5,960,906	9,315,237	10,288,294	9,890,762
Net asset value and redemption price per share	$9.71	$9.58	$9.83	$9.71

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING GET Fund Series S	ING GET Fund Series T	ING GET Fund Series U	ING GET Fund Series V
ASSETS:
Investments in securities at value*	$127,769,374	$108,974,327	$111,247,644	$171,424,351
Repurchase agreement	645,000	909,000	366,000	—
Cash	21,128	19,458	28,141	41,492
Receivables:
Dividends and interest	49,898	36,178	243,269	29,762
Prepaid expenses	3,127	2,713	2,785	4,458
Reimbursement due from manager	19,383	17,769	8,804	26,798
Total assets	128,507,910	109,959,445	111,896,643	171,526,861

LIABILITIES:
Payable for fund shares redeemed	231,305	36,291	43,995	130,413
Payable to affiliates	96,434	82,338	83,739	131,056
Payable for trustee fees	11,738	8,652	5,916	6,499
Other accrued expenses and liabilities	43,540	40,676	33,037	54,102
Total liabilities	383,017	167,957	166,687	322,070
NET ASSETS	$128,124,893	$109,791,488	$111,729,956	$171,204,791

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$124,077,574	$108,260,525	$110,460,845	$180,249,595
Undistributed net investment income	1,587,831	1,366,170	1,203,079	1,721,486
Accumulated net realized gain (loss) on investments	1,689,576	644,329	706,344	(3,651,955)
Net unrealized appreciation (depreciation) on investments	769,912	(479,536)	(640,312)	(7,114,335)
NET ASSETS	$128,124,893	$109,791,488	$111,729,956	$171,204,791

* Cost of investments in securities	$126,999,462	$109,453,863	$111,887,956	$178,538,686

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.000	$0.000	$0.000	$0.000
Shares outstanding	13,106,129	11,457,856	11,844,447	17,647,688
Net asset value and redemption price per share	$9.78	$9.58	$9.43	$9.70

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING GET Fund Series N	ING GET Fund Series P	ING GET Fund Series Q
INVESTMENT INCOME:
Dividends	$85,188	$83,675	$201,247
Interest	1,061,286	1,719,434	1,914,968
Total investment income	1,146,474	1,803,109	2,116,215

EXPENSES:
Investment management fees	180,645	286,220	323,843
Distribution and service fees	—	119,257	134,934
Transfer agent fees	58	63	58
Administrative service fees	16,558	26,236	29,685
Shareholder reporting expense	2,715	7,602	9,050
Professional fees	4,525	10,317	12,670
Custody and accounting expense	8,145	7,240	10,859
Trustee fees	3,620	4,525	5,430
Miscellaneous expense	3,480	4,539	6,665
Total expenses	219,746	465,999	533,194
Net waived and reimbursed fees	(53,795)	(83,787)	(100,749)
Net expenses	165,951	382,212	432,445
Net investment income	980,523	1,420,897	1,683,770

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	498,792	436,269	410,150
Net change in unrealized appreciation or depreciation on investments	(307,168)	(352,097)	(547,408)
Net realized and unrealized gain (loss) on investments	191,624	84,172	(137,258)
Increase in net assets resulting from operations	$1,172,147	$1,505,069	$1,546,512

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING GET Fund Series R	ING GET Fund Series S	ING GET Fund Series T
INVESTMENT INCOME:
Dividends	$285,317	$471,558	$345,465
Interest	1,491,561	1,673,740	1,500,157
Total investment income	1,776,878	2,145,298	1,845,622

EXPENSES:
Investment management fees	306,701	414,879	355,777
Distribution and service fees	127,793	172,865	148,240
Transfer agent fees	58	58	58
Administrative service fees	28,114	38,029	32,612
Shareholder reporting expense	7,240	10,860	10,859
Professional fees	12,308	15,385	14,480
Custody and accounting expense	11,765	11,765	14,480
Trustee fees	4,525	7,240	6,064
Miscellaneous expense	5,015	5,217	4,565
Total expenses	503,519	676,298	587,135
Net waived and reimbursed fees	(93,832)	(122,254)	(112,005)
Net expenses	409,687	554,044	475,130
Net investment income	1,367,191	1,591,254	1,370,492

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	967,139	2,290,136	1,566,134
Net change in unrealized appreciation or depreciation on investments	(1,036,318)	(2,194,508)	(1,689,587)
Net realized and unrealized gain (loss) on investments	(69,179)	95,628	(123,453)
Increase in net assets resulting from operations	$1,298,012	$1,686,882	$1,247,039

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING GET Fund Series U	ING GET Fund Series V
INVESTMENT INCOME:
Dividends	$458,434	$279,206
Interest	1,247,977	2,229,960
Total investment income	1,706,411	2,509,166

EXPENSES:
Investment management fees	373,531	588,479
Distribution and service fees	155,637	245,198
Transfer agent fees	58	63
Administrative service fees	34,239	53,942
Shareholder reporting expense	2,715	12,670
Professional fees	17,195	23,530
Custody and accounting expense	12,670	19,005
Trustee fees	6,335	9,050
Miscellaneous expense	6,690	7,282
Total expenses	609,070	959,219
Net waived and reimbursed fees	(110,230)	(173,302)
Net expenses	498,840	785,917
Net investment income	1,207,571	1,723,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,519,593	(1,453,754)
Net change in unrealized appreciation or depreciation on investments	(1,486,255)	1,018,034
Net realized and unrealized gain (loss) on investments	33,338	(435,720)
Increase in net assets resulting from operations	$1,240,909	$1,287,529

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET Fund Series N		ING GET Fund Series P		ING GET Fund Series Q
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$980,523	$2,274,557	$1,420,897	$3,540,042	$1,683,770	$4,139,467
Net realized gain on investments	498,792	497,994	436,269	617,405	410,150	2,470,497
Net change in unrealized appreciation or depreciation on investments	(307,168)	(1,354,941)	(352,097)	(2,800,265)	(547,408)	(4,844,480)
Net increase in net assets resulting from operations	1,172,147	1,417,610	1,505,069	1,357,182	1,546,512	1,765,484

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,273,010)	(2,741,129)	(3,538,350)	(4,389,931)	(4,137,089)	(5,100,348)
Net realized gains	—	—	—	—	(135,126)	—
Total distributions	(2,273,010)	(2,741,129)	(3,538,350)	(4,389,931)	(4,272,215)	(5,100,348)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,273,010	2,741,129	3,538,350	4,389,931	4,272,215	5,100,348
Cost of shares redeemed	(7,474,575)	(18,222,831)	(14,599,524)	(31,900,754)	(16,218,701)	(34,867,951)
Net decrease in net assets resulting from capital share transactions	(5,201,565)	(15,481,702)	(11,061,174)	(27,510,823)	(11,946,486)	(29,767,603)
Net decrease in net assets	(6,302,428)	(16,805,221)	(13,094,455)	(30,543,572)	(14,672,189)	(33,102,467)

NET ASSETS:
Beginning of period	64,183,480	80,998,701	102,380,299	132,923,871	115,853,291	148,955,758
End of period	$57,881,052	$64,183,480	$89,285,844	$102,380,299	$101,181,102	$115,853,291
Undistributed net investment income at end of period	$978,993	$2,271,480	$1,419,686	$3,537,139	$1,682,282	$4,135,601

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET Fund Series R		ING GET Fund Series S		ING GET Fund Series T
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,367,191	$3,455,726	$1,591,254	$4,008,549	$1,370,492	$3,440,897
Net realized gain on investments	967,139	2,558,913	2,290,136	1,473,943	1,566,134	1,775,153
Net change in unrealized appreciation or depreciation on investments	(1,036,318)	(4,042,895)	(2,194,508)	(2,507,629)	(1,689,587)	(3,156,320)
Net increase in net assets resulting from operations	1,298,012	1,971,744	1,686,882	2,974,863	1,247,039	2,059,730

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,450,364)	(4,294,908)	(4,000,641)	(4,612,157)	(3,434,355)	(3,991,444)
Net realized gains	(2,432,644)	(3,191,195)	(1,496,049)	(5,243,459)	(2,380,367)	(5,001,863)
Total distributions	(5,883,008)	(7,486,103)	(5,496,690)	(9,855,616)	(5,814,722)	(8,993,307)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	5,883,008	7,486,103	5,496,690	9,855,616	5,814,722	8,993,307
Cost of shares redeemed	(14,366,106)	(39,672,821)	(23,441,228)	(57,187,372)	(19,949,098)	(38,650,737)
Net decrease in net assets resulting from capital share transactions	(8,483,098)	(32,186,718)	(17,944,538)	(47,331,756)	(14,134,376)	(29,657,430)
Net decrease in net assets	(13,068,094)	(37,701,077)	(21,754,346)	(54,212,509)	(18,702,059)	(36,591,007)

NET ASSETS:
Beginning of period	109,064,508	146,765,585	149,879,239	204,091,748	128,493,547	165,084,554
End of period	$95,996,414	$109,064,508	$128,124,893	$149,879,239	$109,791,488	$128,493,547
Undistributed net investment income at end of period	$1,363,343	$3,446,516	$1,587,831	$3,997,218	$1,366,170	$3,430,033

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET Fund Series U		ING GET Fund Series V
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,207,571	$3,028,712	$1,723,249	$4,215,381
Net realized gain (loss) on investments	1,519,593	1,585,227	(1,453,754)	95,367
Net change in unrealized appreciation or depreciation on investments	(1,486,255)	(2,597,198)	1,018,034	(2,508,343)
Net increase in net assets resulting from operations	1,240,909	2,016,741	1,287,529	1,802,405

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,021,672)	(3,412,563)	(4,210,584)	(4,945,298)
Net realized gains	(1,745,855)	(8,182,479)	—	—
Total distributions	(4,767,527)	(11,595,042)	(4,210,584)	(4,945,298)

FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	4,767,527	11,595,042	4,210,584	4,945,298
Cost of shares redeemed	(30,849,401)	(31,422,493)	(52,066,365)	(66,524,803)
Net decrease in net assets resulting from capital share transactions	(26,081,874)	(19,827,451)	(47,855,781)	(61,579,505)
Net decrease in net assets	(29,608,492)	(29,405,752)	(50,778,836)	(64,722,398)

NET ASSETS:
Beginning of period	141,338,448	170,744,200	221,983,627	286,706,025
End of period	$111,729,956	$141,338,448	$171,204,791	$221,983,627
Undistributed net investment income at end of period	$1,203,079	$3,017,180	$1,721,486	$4,208,821

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,					June 14, 2001(1) to December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.91	10.09		10.28	10.12	10.30	10.00
Income (loss) from investment operations:
Net investment income	$0.16	0.32	*	0.38	0.34	0.25	0.07
Net realized and unrealized gain (loss) on investments	$0.03	(0.11)		(0.21)	0.09	(0.29)	0.31
Total from investment operations	$0.19	0.21		0.17	0.43	(0.04)	0.38
Less distributions from:
Net investment income	$0.39	0.39		0.36	0.27	0.00 **	0.07
Net realized gains on investments	$—	—		—	—	0.14	0.01
Total distributions	$0.39	0.39		0.36	0.27	0.14	0.08
Net asset value, end of period	$9.71	9.91		10.09	10.28	10.12	10.30
Total Return(2)%	1.94	2.10		1.70	4.30	(0.37)	2.82 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$57,881	64,183		80,989	100,184	118,815	135,532
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.55	0.55		0.74	0.74	0.75	0.72
Gross expenses prior to expense reimbursement(3)%	0.73	0.72		0.71	0.74	0.77	0.73
Net investment income after expense reimbursement(3)(4)%	3.26	3.18		3.05	2.80	2.36	2.11
Portfolio turnover rate %	4	28		22	12	124	48

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*          Per share data calculated using average number of shares outstanding throughout the period.

**   Amount is less than $0.005 per share.

†           Total return calculation began on September 18, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 3.75%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES P (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,						September 18, 2001(1) to December 31,
	2006	2005		2004	2003	2002		2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.82	10.07		10.31	10.18	10.06		10.00
Income (loss) from investment operations:
Net investment income	$0.15	0.30	*	0.39	0.37	0.23		0.01
Net realized and unrealized gain (loss) on investments	$0.00 **	(0.17)		(0.24)	0.03	(0.10)		0.06
Total from investment operations	$0.15	0.13		0.15	0.40	0.13		0.07
Less distributions from:
Net investment income	$0.39	0.38		0.39	0.27	0.00	**	0.01
Net realized gains on investments	$—	—		—	—	0.00	**	—
Total distributions	$0.39	0.38		0.39	0.27	0.01		0.01
Net asset value, end of period	$9.58	9.82		10.07	10.31	10.18		10.06
Total Return(2)%	1.49	1.34		1.48	3.91	1.27		0.26 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$89,286	102,380		132,924	168,240	218,665		236,096
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.96	0.97	0.98		0.88
Gross expenses prior to expense reimbursement(3)%	0.98	0.97		0.96	0.97	0.98		0.98
Net investment income after expense reimbursement(3)(4)%	2.98	3.05		2.97	2.75	2.21		1.51
Portfolio turnover rate %	3	22		40	25	123		2

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*          Per share data calculated using average number of shares outstanding throughout the period.

**   Amount is less than $0.005 per share.

†           Total return calculation began on December 13, 2001, the first day of the Guarantee Period. Total return from commencement of operations was 0.66%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES Q (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,						December 13, 2001(1) to December 31,
	2006	2005		2004	2003	2002		2001
Per Share Operating Performance:
Net asset value, beginning of period	$10.12	10.37		10.56	10.04	10.01		10.00
Income from investment operations:
Net investment income	$0.16	0.32	*	0.40	0.34	0.20		0.01
Net realized and unrealized gain (loss) on investments	$(0.03)	(0.16)		(0.21)	0.18	0.03		—
Total from investment operations	$0.13	0.16		0.19	0.52	0.23		0.01
Less distributions from:
Net investment income	$0.41	0.41		0.38	—	0.20		—
Net realized gain on investments	$0.01	—		—	—	—		—
Total distributions	$0.42	0.41		0.38	—	0.20		—
Net asset value, end of period	$9.83	10.12		10.37	10.56	10.04		10.01
Total Return(2)%	1.30	1.59		1.89	5.18	2.11	**	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$101,181	115,853		148,956	180,025	228,920		7,767
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.96	0.97	0.97		0.82
Gross expenses prior to expense reimbursement(3)%	0.99	0.97		0.96	0.97	0.98		7.74
Net investment income after expense reimbursement (3)(4)%	3.12	3.18		3.15	2.82	2.37		0.90
Portfolio turnover rate %	10	37		26	15	95		—

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*          Per share data calculated using average number of shares outstanding throughout the period.

**   Total return calculation began on March 15, 2002, the first day of the Guarantee Period. Total return for year ended December 31, 2002 was 2.31%.

†           As of December 31, 2001, the Series was in its Offering Period. Total return from commencement of operations was 0.10%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES R (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,				March 15, 2002(1) to December 31,
	2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.20	10.65		10.71	10.10	10.00
Income (loss) from investment operations:
Net investment income	$0.14	0.28	*	0.35	0.31	0.15
Net realized and unrealized gain (loss) on investments	$(0.01)	(0.11)		(0.06)	0.30	0.10
Total from investment operations	$0.13	0.17		0.29	0.61	0.25
Less distributions from:
Net investment income	$0.36	0.36		0.35	—	0.15
Net realized gains on investments	$0.26	0.26		—	—	—
Total distributions	$0.62	0.62		0.35	—	0.15
Net asset value, end of period	$9.71	10.20		10.65	10.71	10.10
Total Return(2)%	1.28	1.66		2.77	6.05	2.17 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$95,996	109,065		146,766	173,056	214,078
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.80	0.80		0.94	1.00	0.99
Gross expenses prior to expense reimbursement/recoupment(3)%	0.99	0.97		0.94	0.98	1.02
Net investment income after expense reimbursement/recoupment(3)(4)%	2.67	2.68		2.72	2.59	2.57
Portfolio turnover rate %	22	37		45	17	76

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*          Per share data calculated using average number of shares outstanding throughout the period.

**   Total return calculation began on June 14, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 2.47%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES S (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,					June 14 2002(1) to December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.09	10.47		10.65		10.07	10.00
Income (loss) from investment operations:
Net investment income	$0.12	0.23	*	0.22	*	0.25	0.07
Net realized and unrealized gain (loss) on investments	$0.00 **	(0.04)		0.06		0.34	0.06
Total from investment operations	$0.12	0.19		0.28		0.59	0.13
Less distributions from:
Net investment income	$0.31	0.27		0.29		0.01	0.06
Net realized gains from investments	$0.12	0.30		0.17		—	—
Total distributions	$0.43	0.57		0.46		0.01	0.06
Net asset value, end of period	$9.78	10.09		10.47		10.65	10.07
Total Return(2)%	1.16	1.88		2.71		5.86	1.15 †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$128,125	149,879		204,092		250,292	325,041
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.96		0.97	0.97
Gross expenses prior to expense reimbursement(3)%	0.98	0.97		0.96		0.97	0.97
Net investment income after expense reimbursement(3)(4)%	2.30	2.24		2.07		2.04	2.01
Portfolio turnover rate %	31	67		18		13	60

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerages and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*          Per share data calculated using weighted average number of shares outstanding throughout the period.

**   Amount is less than $0.005 per share.

†           Total return calculation began on September 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.35%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES T (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,					September 12, 2002(1) to December 31,
	2006	2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.01	10.48		10.70		10.12	10.00
Income (loss) from investment operations:
Net investment income	$0.11	0.23	*	0.24	*	0.28	0.01
Net realized and unrealized gain (loss) on investments	$(0.02)	(0.07)		0.03		0.32	0.11
Total from investment operations	$0.09	0.16		0.27		0.60	0.12
Less distributions from:
Net investment income	$0.31	0.28		0.31		0.02	0.00	**
Net realized gains from investments	$0.21	0.35		0.18		—	—
Total distributions	$0.52	0.63		0.49		0.02	0.00	**
Net asset value, end of period	$9.58	10.01		10.48		10.70	10.12
Total Return(2)%	0.94	1.58		2.62		5.88	1.21	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$109,791	128,494		165,085		194,964	277,434
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.96		0.98	0.96
Gross expenses prior to expense reimbursement(3)%	0.99	0.97		0.96		0.98	1.07
Net investment income after expense reimbursement(3)(4)%	2.31	2.30		2.26		2.14	1.91
Portfolio turnover rate %	25	53		36		24	4

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*          Per share data calculated using weighted average number of shares outstanding throughout the period.

**   Amount is less than $0.005 per share.

†           Total return calculation began on December 12, 2002, the first day of the Guarantee Period. Total return from commencement of operations was 1.21%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES U (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,					December 12, 2002(1) to December 31,
	2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$9.77	10.42		10.75	10.00		10.00
Income (loss) from investment operations:
Net investment income	$0.09	0.20	*	0.23	0.18		0.00	**
Net realized and unrealized gain (loss) on investments	$(0.02)†	(0.07)		0.11	0.57		0.00	**
Total from investment operations	$0.07	0.13		0.34	0.75		0.00	**
Less distributions from:
Net investment income	$0.26	0.23		0.21	—		—
Net realized gains from investments	$0.15	0.55		0.46	—		—
Total distributions	$0.41	0.78		0.67	—		—
Net asset value, end of period	$9.43	9.77		10.42	10.75		10.00
Total Return(2)%	0.74	1.43		3.40	7.29	††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$111,730	141,338		170,744	199,099		1,550
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.95	0.98		0.65
Gross expenses prior to expense reimbursement(3)%	0.98	0.97		0.95	0.98		17.95
Net investment income after expense reimbursement(3)(4)%	1.94	1.96		1.88	1.78		0.66
Portfolio turnover rate %	39	42		59	74		—

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*          Per share data calculated using average number of shares outstanding throughout the period of being incurred.

**   Amount represents less than $0.005 per share.

†           As of December 31, 2002, the Series was in its Offering Period. Total return from commencement of operations was 0.00%.

††     Total return calculation began on March 13, 2003, the first day of the Guarantee Period. Total return for the entire calendar year was 7.50%.

See Accompanying Notes to Financial Statements.

ING GET FUND — SERIES V (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,			March 13, 2003(1) to December 31,
	2006	2005		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.88	9.99		9.87	10.00
Income (loss) from investment operations:
Net investment income	$0.09	0.17	*	0.19	0.08
Net realized and unrealized gain (loss) on investments	$(0.04)	(0.08)		0.04	(0.21)
Total from investment operations	$0.05	0.09		0.23	(0.13)
Less distributions from:
Net investment income	$0.23	0.20		0.11	—
Total distributions	$0.23	0.20		0.11	—
Net asset value, end of period	$9.70	9.88		9.99	9.87
Total Return(2)%	0.64	0.88		2.34	(1.50)**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$171,205	221,984		286,706	401,085
Ratios to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.80	0.80		0.96	0.94
Gross expenses prior to expense reimbursement(3)%	0.98	0.96		0.96	0.94
Net investment income after expense reimbursement(3)(4)%	1.76	1.67		1.50	1.39
Portfolio turnover rate %	32	32		37	29

(1)      Commencement of operations.

(2)      Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)      Annualized for periods less than one year.

(4)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*          Per share data calculated using average number of shares outstanding throughout the period of being incurred.

**   Total return calculation began on June 13, 2003, the first day of the Guarantee Period. Total return from commencement of operations was -1.30%.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING GET Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. Currently there are eight diversified Series of the Fund, ING GET Fund — Series N (“GET N”), ING GET Fund — Series P (“GET P”), ING GET Fund — Series Q (“GET Q”), ING GET Fund — Series R (“GET R”), ING GET Fund — Series S (“GET S”), ING GET Fund — Series T (“GET T”), ING GET Fund — Series U (“GET U”) and ING GET Fund — Series V (“GET V”), each a Series.

Each Series seeks to achieve maximum total return and minimal exposure of Series Assets to a market value loss, by participating, to the extent possible, in favorable equity market performance without compromising a minimum targeted rate of return (Targeted Return) during a specified five-year period (Guarantee Period). If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The minimum Targeted Return for each Series is 1.5% per year over the Guarantee Period (except for GET U and GET V, which do not have a Targeted Return) before asset based contract charges and each Series’ cost of operations. Investors are guaranteed by ING Life Insurance & Annuity Company (“ILIAC”) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee Period to the end of the Guarantee Period. Investors receive a guarantee from ILIAC that on the maturity date they will receive no less than the value of their investment in a GET Series Fund as of the last day of the offering period, adjusted for certain charges. The value of dividends and distributions made by each GET Series Fund throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a Shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. ILIAC does not guarantee that investors will earn the minimum target return.

	Offering Period	Guarantee Period	Maturity Date
GET N*	06/14/01 - 09/17/01	09/18/01 - 09/15/06	09/15/06
GET P*	09/18/01 - 12/12/01	12/13/01 - 12/15/06	12/15/06
GET Q*	12/13/01 - 03/14/02	03/15/02 - 03/16/07	03/16/07
GET R*	03/15/02 - 06/13/02	06/14/02 - 06/15/07	06/15/07
GET S*	06/14/02 - 09/11/02	09/12/02 - 09/14/07	09/14/07
GET T*	09/12/02 - 12/11/02	12/12/02 - 12/14/07	12/14/07
GET U*	12/12/02 - 03/12/03	03/13/03 - 03/14/08	03/14/08
GET V*	03/13/03 - 06/12/03	06/13/03 - 06/13/08	06/13/08

* Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2006, separate accounts of ILIAC and its affiliates held all the shares outstanding of each Series.

In accordance with the original fund prospectuses, GET N, GET P, GET Q and GET R will liquidate on the Maturity Dates listed above. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As the U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statements for GET N, GET P, GET Q and GET R have been prepared in conformity with both accounting methods.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.           Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Series’ Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less from the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.             Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Series. Premium amortization and discount accretion are determined by the effective yield method. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.             Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)          Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)          Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.            Foreign Currency Transactions and Futures Contracts. Each Series may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Series either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Series may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Series is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Series agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Series. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended June 30, 2006, the Series did not invest in foreign currency transactions or futures.

E.              Distributions to Shareholders. The Series records distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Series. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may differ from U.S. generally accepted accounting principals for investment companies.

F.              Federal Income Taxes. It is the policy of the Series to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. No federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.             Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.            Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                 Illiquid and Restricted Securities. Each Series may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available.

J.                Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and proceeds from sale of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales
GET N	$2,573,496	$5,029,179
GET P	2,554,926	12,341,261
GET Q	5,971,116	10,639,067
GET R	8,469,164	17,555,813
GET S	14,058,358	35,559,277
GET T	10,333,650	21,031,066
GET U	13,568,314	44,018,500
GET V	8,361,756	31,345,539

U.S. Government securities not included above were as follows:

	Purchases	Sales
GET N	$—	$11,105,107
GET P	—	14,676,496
GET Q	4,459,529	16,774,432
GET R	14,002,216	23,145,520
GET S	28,617,028	29,621,303
GET T	18,788,299	28,203,976
GET U	35,252,431	34,820,935
GET V	54,146,987	81,733,238

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co. (“ING IM”), an indirect, wholly-owned subsidiary of ING Groep, N.V. (“ING Groep”), to serve as Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series in accordance with their investment objective and policies, subject to oversight by the Investment Manager. ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

ING Funds Services, LLC (“IFS”) acts as administrator and provides certain administrative and shareholder services necessary for Series’ operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Series a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

GET P, GET Q, GET R, GET S, GET T, GET U and GET V have adopted a distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is compensated by the Series for expenses incurred in the distribution of each Series’ shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate expenses for the distribution and promotion of each Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, each Series pays the Distributor a Distribution Fee based on average daily net assets at the following rates:

GET P	0.25%
GET Q	0.25%
GET R	0.25%
GET S	0.25%
GET T	0.25%
GET U	0.25%
GET V	0.25%

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2006, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Service Fees	Shareholder Accrued Services and Distribution Fees	Total
GET N	$28,668	$2,628	$—	$31,296
GET P	44,723	4,099	18,634	67,456
GET Q	50,421	4,622	21,009	76,052
GET R	47,767	4,379	19,903	72,049
GET S	63,935	5,860	26,639	96,434
GET T	54,589	5,004	22,745	82,338
GET U	55,518	5,089	23,132	83,739
GET V	86,889	7,964	36,203	131,056

The Series have adopted a Deferred Compensation Plan (the “Plan”) which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the trustees’ fees payable. The deferred fees are invested in various funds advised by ING Investments, LLC until distribution in accordance with the Plan.

At June 30, 2006, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Series N (78.25%); Series P (34.94%); Series Q (30.99%); Series R (23.48%); Series S (34.65%); Series T (19.81%); Series U (18.36%); Series V (19.32%).

ING USA Annuity and Life Insurance Company ) — Series N (21.75%); Series P (65.06%); Series Q (69.01%); Series R (76.52%); Series S (65.35%); Series T (80.19%); Series U (81.64%); Series V (80.68%).

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2006, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

			Payable for
	Payable for	Payable for	Shareholder
	Custody	Professional	Reporting
	Fees	Fees	Expense
GET N	$—	$—	$6,888
GET Q	—	—	22,490
GET R	7,971	8,888	15,034
GET S	—	—	20,611
GET T	13,094	14,885	12,183
GET U	9,858	15,919	16,619
GET V	—	21,568	18,731

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC entered into written Expense Limitation Agreements with each Series whereby, the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses during the Guarantee Period to the levels listed below:

Maximum Operating Expense Limit (as a percentage of average net assets)
GET N	0.55%
GET P	0.80
GET Q	0.80
GET R	0.80
GET S	0.80
GET T	0.80
GET U	0.80
GET V	0.80

The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Pursuant to a voluntary agreement effective January 1, 2005, amounts waived will not be recouped. Waived and reimbursed fees, net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the Expense Limitation Agreements within 90 days of the end of the then current term.

NOTE 9 — LINE OF CREDIT

The Series in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Series will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. For the six months ended June 30, 2006, the Series did not utilize the line of credit.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	GET N		GET P		GET Q
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
(Number of Shares)
Dividends reinvested	234,815	281,141	370,120	452,104	435,496	510,545
Shares redeemed	(749,988)	(1,832,312)	(1,482,557)	(3,220,615)	(1,600,408)	(3,414,565)
Net decrease in shares outstanding	(515,173)	(1,551,171)	(1,112,437)	(2,768,511)	(1,164,912)	(2,904,020)
($)
Dividends reinvested	$2,273,010	$2,741,129	$3,538,350	$4,389,931	$4,272,215	$5,100,348
Shares redeemed	(7,474,575)	(18,222,831)	(14,599,524)	(31,900,754)	(16,218,701)	(34,867,951)
Net decrease	$(5,201,565)	$(15,481,702)	$(11,061,174)	$(27,510,823)	$(11,946,486)	$(29,767,603)

	GET R		GET S		GET T
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
(Number of Shares)
Dividends reinvested	607,749	744,886	562,609	993,510	608,235	911,176
Shares redeemed	(1,405,550)	(3,838,118)	(2,310,729)	(5,630,605)	(1,986,896)	(3,820,599)
Net decrease in shares outstanding	(797,801)	(3,093,232)	(1,748,120)	(4,637,095)	(1,378,661)	(2,909,423)
($)
Dividends reinvested	$5,883,008	$7,486,103	$5,496,690	$9,855,616	$5,814,722	$8,993,307
Shares redeemed	(14,366,106)	(39,672,821)	(23,441,228)	(57,187,372)	(19,949,098)	(38,650,737)
Net decrease	$(8,483,098)	$(32,186,718)	$(17,944,538)	$(47,331,756)	$(14,134,376)	$(29,657,430)

	GET U		GET V
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
(Number of Shares)
Dividends reinvested	505,570	1,206,560	434,529	503,594
Shares redeemed	(3,128,953)	(3,131,266)	(5,255,622)	(6,727,708)
Net decrease in shares outstanding	(2,623,383)	(1,924,706)	(4,821,093)	(6,224,114)
($)
Dividends reinvested	$4,767,527	$11,595,042	$4,210,584	$4,945,298
Shares redeemed	(30,849,401)	(31,422,493)	(52,066,365)	(66,524,803)
Net decrease	$(26,081,874)	$(19,827,451)	$(47,855,781)	$(61,579,505)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Series from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
GET N	$2,273,010	$—	$2,741,129	$—
GET P	3,538,350	—	4,389,931	—
GET Q	4,137,089	135,126	5,100,348	—
GET R	3,450,364	2,432,644	4,566,293	2,919,810
GET S	4,000,641	1,496,049	4,986,069	4,869,547
GET T	3,434,355	2,380,367	4,657,402	4,335,905
GET U	3,021,672	1,745,855	6,288,086	5,306,956
GET V	4,210,584	—	4,945,298	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Post- October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
GET N	$2,271,339	$—	$413,513	$—	$(2,459,648)	2010
					(489,400)	2011
					$(2,949,048)
GET P	3,536,994	—	31,810	—	$(4,185,668)	2010
GET Q	4,135,343	133,398	734,715	—	—	—
GET R	3,527,858	2,349,898	1,113,378	—	—	—
GET S	4,365,507	1,126,569	2,367,884	—	—	—
GET T	3,792,465	2,017,020	475,677	(183,184)	—	—
GET U	3,473,307	1,289,490	36,765	—	—	—
GET V	4,208,340	—	(8,650,998)	—	$(944,787)	2011
					(135,661)	2012
					(598,643)	2013
					$(1,679,091)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments has reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the  NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/ A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/ A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING GET FUND — SERIES N	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	59.8%
Common Stock	13.2%
Repurchase Agreement	10.4%
U.S. Treasury Obligation	9.7%
Corporate Bonds/Notes	6.9%

*Other Assets and Liabilities, Net is less than 0.0% and greater than (0.5%)

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 13.2%
		Advertising: 0.0%
190		Omnicom Group	$16,927
			16,927
		Aerospace/Defense: 0.4%
880		Boeing Co.	72,081
250		General Dynamics Corp.	16,365
80		Goodrich Corp.	3,223
20		L-3 Communications Holdings, Inc.	1,508
400		Lockheed Martin Corp.	28,696
239		Northrop Grumman Corp.	15,310
405		Raytheon Co.	18,051
160		Rockwell Collins, Inc.	8,939
640		United Technologies Corp.	40,589
			204,762
		Agriculture: 0.4%
1,330		Altria Group, Inc.	97,662
560		Archer-Daniels-Midland Co.	23,117
190		Monsanto Co.	15,996
50		Reynolds America, Inc.	5,765
100		UST, Inc.	4,519
			147,059
		Airlines: 0.0%
450		Southwest Airlines Co.	7,367
			7,367
		Apparel: 0.1%
460	@	Coach, Inc.	13,754
80		Jones Apparel Group, Inc.	2,543
100		Liz Claiborne, Inc.	3,706
140		Nike, Inc.	11,340
100		VF Corp.	6,792
			38,135
		Auto Manufacturers: 0.0%
1,770		Ford Motor Co.	12,266
110		Paccar, Inc.	9,062
			21,328
		Auto Parts & Equipment: 0.0%
220	@	Goodyear Tire & Rubber Co.	2,442
130		Johnson Controls, Inc.	10,689
			13,131
		Banks: 0.9%
220		AmSouth Bancorp.	5,819
2,924		Bank of America Corp.	140,644
540		Bank of New York	$17,388
459		BB&T Corp.	19,090
100		Comerica, Inc.	5,199
90		Compass Bancshares, Inc.	5,004
100		First Horizon National Corp.	4,020
130		Huntington Bancshares, Inc.	3,065
260		Keycorp	9,277
70		M&T Bank Corp.	8,254
140		Marshall & Ilsley Corp.	6,404
280		Mellon Financial Corp.	9,640
590		National City Corp.	21,352
300		North Fork Bancorporation, Inc.	9,051
130		Northern Trust Corp.	7,189
190		PNC Financial Services Group, Inc.	13,332
290		Regions Financial Corp.	9,605
210		State Street Corp.	12,199
250		SunTrust Banks, Inc.	19,065
44		Synovus Financial Corp.	1,178
1,530		US Bancorp.	47,246
1,030		Wachovia Corp.	55,702
1,100		Wells Fargo & Co.	73,788
10		Zions Bancorporation	779
			504,290
		Beverages: 0.3%
510		Anheuser-Busch Cos., Inc.	23,251
50		Brown-Forman Corp.	3,573
1,770		Coca-Cola Co.	76,145
220		Coca-Cola Enterprises, Inc.	4,481
110	@	Constellation Brands, Inc.	2,750
150		Pepsi Bottling Group, Inc.	4,823
1,430		PepsiCo, Inc.	85,857
			200,880
		Biotechnology: 0.1%
752	@	Amgen, Inc.	49,053
220	@	Biogen Idec, Inc.	10,193
160	@	Genzyme Corp.	9,768
30	@	Millipore Corp.	1,890
			70,904
		Building Materials: 0.0%
110		American Standard Cos., Inc.	4,760
280		Masco Corp.	8,299
70		Vulcan Materials Co.	5,460
			18,519
		Chemicals: 0.2%
30		Air Products & Chemicals, Inc.	1,918
600		Dow Chemical Co.	23,418
160		Ecolab, Inc.	6,493
600		EI DuPont de Nemours & Co.	24,960
90		International Flavors & Fragrances, Inc.	3,172
160		PPG Industries, Inc.	10,560
250		Praxair, Inc.	13,500
140		Rohm & Haas Co.	7,017
100		Sherwin-Williams Co.	4,748
			95,786
		Commercial Services: 0.1%
80	@	Apollo Group, Inc.	4,134
650		Cendant Corp.	10,589
150		Equifax, Inc.	5,151

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
210		H&R Block, Inc.	$5,011
340		McKesson Corp.	16,075
160		Moody’s Corp.	8,714
240		Paychex, Inc.	9,355
110		Robert Half International, Inc.	4,620
150		RR Donnelley & Sons Co.	4,793
			68,442
		Computers: 0.6%
20	@	Affiliated Computer Services, Inc.	1,032
540	@	Apple Computer, Inc.	30,845
120	@	Computer Sciences Corp.	5,813
1,530	@	Dell, Inc.	37,347
340		Electronic Data Systems Corp.	8,180
1,560	@	EMC Corp.	17,113
3,066		Hewlett-Packard Co.	97,131
1,480		International Business Machines Corp.	113,694
80	@	Lexmark International, Inc.	4,466
160	@	NCR Corp.	5,862
230	@	Network Appliance, Inc.	8,119
120	@	Sandisk Corp.	6,118
2,180	@	Sun Microsystems, Inc.	9,047
320	@	Unisys Corp.	2,010
			346,777
		Cosmetics/Personal Care: 0.3%
5		Alberto-Culver Co.	244
290		Avon Products, Inc.	8,990
350		Colgate-Palmolive Co.	20,965
80		Estee Lauder Cos., Inc.	3,094
2,830		Procter & Gamble Co.	157,348
			190,641
		Distribution/Wholesale: 0.0%
154		Genuine Parts Co.	6,416
50		WW Grainger, Inc.	3,762
			10,178
		Diversified Financial Services: 1.2%
780		American Express Co.	41,512
164		Ameriprise Financial, Inc.	7,326
260		Capital One Financial Corp.	22,217
880		Charles Schwab Corp.	14,062
170		CIT Group, Inc.	8,889
3,160		Citigroup, Inc.	152,438
388		Countrywide Financial Corp.	14,775
230	@	E*Trade Financial Corp.	5,249
620		Fannie Mae	29,822
40		Federated Investors, Inc.	1,260
130		Franklin Resources, Inc.	11,285
460		Freddie Mac	26,225
470		Goldman Sachs Group, Inc.	70,702
160		Janus Capital Group, Inc.	2,864
2,260		JPMorgan Chase & Co.	94,920
80		Legg Mason, Inc.	7,962
600		Lehman Brothers Holdings, Inc.	39,090
600		Merrill Lynch & Co., Inc.	41,736
1,160		Morgan Stanley	73,324
270		SLM Corp.	14,288
160		T. Rowe Price Group, Inc.	6,050
130		The Bear Stearns Cos., Inc.	18,210
			704,206
		Electric: 0.3%
450	@	AES Corp.	$8,303
100	@	Allegheny Energy, Inc.	3,707
400		American Electric Power Co., Inc.	13,700
180		CenterPoint Energy Resources Corp.	2,250
260	@	CMS Energy Corp.	3,364
40		Consolidated Edison, Inc.	1,778
160		Constellation Energy Group, Inc.	8,723
280		Dominion Resources, Inc.	20,941
110		DTE Energy Co.	4,481
984		Duke Energy Corp.	28,900
230		Edison International	8,970
80		Exelon Corp.	4,546
330		FirstEnergy Corp.	17,889
270		FPL Group, Inc.	11,173
240		Pacific Gas & Electric Co.	9,427
70		Pinnacle West Capital Corp.	2,794
320		PPL Corp.	10,336
40		Progress Energy, Inc.	1,715
40		Public Service Enterprise Group, Inc.	2,645
110		Southern Co.	3,526
30		TECO Energy, Inc.	448
390		TXU Corp.	23,318
350		Xcel Energy, Inc.	6,713
			199,647
		Electrical Components & Equipment: 0.0%
260		Emerson Electric Co.	21,791
80		Molex, Inc.	2,686
			24,477
		Electronics: 0.1%
440	@	Agilent Technologies, Inc.	13,886
140		Applera Corp.-Applied Biosystems Group	4,529
80	@	Fisher Scientific International, Inc.	5,844
130		Jabil Circuit, Inc.	3,328
80		PerkinElmer, Inc.	1,672
330	@	Sanmina-SCI Corp.	1,518
1,180	@	Solectron Corp.	4,036
100	@	Thermo Electron Corp.	3,624
80	@	Waters Corp.	3,552
			41,989
		Engineering & Construction: 0.0%
60		Fluor Corp.	5,576
			5,576
		Entertainment: 0.0%
210		International Game Technology	7,967
			7,967
		Environmental Control: 0.0%
340		Waste Management, Inc.	12,199
			12,199
		Food: 0.2%
120		Campbell Soup Co.	4,453
350		ConAgra Foods, Inc.	7,739

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
90	@	Dean Foods Co.	$3,347
290		General Mills, Inc.	14,981
220		HJ Heinz Co.	9,068
170		Kellogg Co.	8,233
440		Kroger Co.	9,618
140		McCormick & Co., Inc.	4,697
290		Safeway, Inc.	7,540
501		Sara Lee Corp.	8,026
190		Supervalu, Inc.	5,833
80		Whole Foods Market, Inc.	5,171
172		WM Wrigley Jr. Co.	7,802
			96,508
		Forest Products & Paper: 0.1%
310		International Paper Co.	10,013
100		Louisiana-Pacific Corp.	2,190
150		MeadWestvaco Corp.	4,190
30		Plum Creek Timber Co., Inc.	1,065
100		Temple-Inland, Inc.	4,287
160		Weyerhaeuser Co.	9,960
			31,705
		Gas: 0.0%
220		Sempra Energy	10,006
			10,006
		Hand/Machine Tools: 0.0%
50		Black & Decker Corp.	4,223
60		Snap-On, Inc.	2,425
90		Stanley Works	4,250
			10,898
		Healthcare-Products: 0.3%
30		Bausch & Lomb, Inc.	1,471
390		Baxter International, Inc.	14,336
170		Becton Dickinson & Co.	10,392
150	@	Boston Scientific Corp.	2,526
100		CR Bard, Inc.	7,326
1,930		Johnson & Johnson	115,646
220	@	St. Jude Medical, Inc.	7,132
40		Stryker Corp.	1,684
160	@	Zimmer Holdings, Inc.	9,075
			169,588
		Healthcare-Services: 0.3%
480		Aetna, Inc.	19,166
195	@	Coventry Health Care, Inc.	10,713
170	@	Humana, Inc.	9,129
100	@	Laboratory Corp. of America Holdings	6,223
60		Quest Diagnostics	3,595
1,470		UnitedHealth Group, Inc.	65,827
710	@	WellPoint, Inc.	51,667
			166,320
		Home Furnishings: 0.0%
30		Harman International Industries, Inc.	2,561
60		Whirlpool Corp.	4,959
			7,520
		Household Products/Wares: 0.2%
20		Avery Dennison Corp.	1,161
40		Clorox Co.	2,439
100		Fortune Brands, Inc.	$7,101
330		Kimberly-Clark Corp.	20,361
			31,062
		Housewares: 0.0%
260		Newell Rubbermaid, Inc.	6,716
			6,716
		Insurance: 0.7%
200	@@	ACE Ltd.	10,118
320		Aflac, Inc.	14,832
550		Allstate Corp.	30,102
70		AMBAC Financial Group, Inc.	5,677
1,650		American International Group, Inc.	97,433
220		AON Corp.	7,660
430		Chubb Corp.	21,457
80		Cigna Corp.	7,881
95		Cincinnati Financial Corp.	4,466
220		Genworth Financial, Inc.	7,665
260		Hartford Financial Services Group, Inc.	21,996
249		Lincoln National Corp.	14,054
260		Loews Corp.	9,217
90		MBIA, Inc.	5,270
650		Metlife, Inc.	33,287
100		MGIC Investment Corp.	6,500
180		Principal Financial Group	10,017
560		Progressive Corp.	14,398
420		Prudential Financial, Inc.	32,634
90		Safeco Corp.	5,072
440		St. Paul Cos.	19,615
70		Torchmark Corp.	4,250
220		UnumProvident Corp.	3,989
			387,590
		Internet: 0.2%
200	@	Amazon.com, Inc.	7,736
760	@	eBay, Inc.	22,260
130	@	Google, Inc.	54,513
80	@	Monster Worldwide, Inc.	3,413
674	@	Symantec Corp.	10,474
160	@	VeriSign, Inc.	3,707
			102,103
		Iron/Steel: 0.0%
50		Allegheny Technologies, Inc.	3,462
340		Nucor Corp.	18,445
90		United States Steel Corp.	6,311
			28,218
		Leisure Time: 0.0%
100		Brunswick Corp.	3,325
290		Carnival Corp.	12,105
200		Harley-Davidson, Inc.	10,978
20		Sabre Holdings Corp.	440
			26,848
		Lodging: 0.0%
20		Harrah’s Entertainment, Inc.	1,424
220		Hilton Hotels Corp.	6,222
280		Marriott International, Inc.	10,674
120		Starwood Hotels & Resorts	7,241
			25,561

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.2%
410		Caterpillar, Inc.	$30,537
			30,537
		Machinery-Diversified: 0.0%
40		Cummins, Inc.	4,890
150		Deere & Co.	12,524
100		Rockwell Automation, Inc.	7,201
			24,615
		Media: 0.4%
665		CBS Corp.-Class B	17,988
320		Clear Channel Communications, Inc.	9,904
1,360	@	Comcast Corp.	44,526
400		McGraw-Hill Cos., Inc.	20,092
30		Meredith Corp.	1,486
90		New York Times Co.	2,209
2,040		News Corp., Inc.	39,127
2,840		Time Warner, Inc.	49,132
160	@	Univision Communications, Inc.	5,360
535	@	Viacom, Inc.-Class B	19,174
1,400		Walt Disney Co.	42,000
			250,998
		Mining: 0.1%
550		Alcoa, Inc.	17,798
120		Freeport-McMoRan Copper & Gold, Inc.	6,649
280		Newmont Mining Corp.	14,820
110		Phelps Dodge Corp.	9,038
			48,305
		Miscellaneous Manufacturing: 0.6%
480		3M Co.	38,770
60	@	Cooper Industries Ltd.	5,575
180		Danaher Corp.	11,578
130		Dover Corp.	6,426
190		Eastman Kodak Co.	4,518
100		Eaton Corp.	7,540
6,570		General Electric Co.	216,547
710		Honeywell International, Inc.	28,613
280		Illinois Tool Works, Inc.	13,300
230	@@	Ingersoll-Rand Co.	9,839
160		ITT Industries, Inc.	7,920
110		Leggett & Platt, Inc.	2,748
80		Parker Hannifin Corp.	6,208
100		Textron, Inc.	9,218
			368,800
		Office/Business Equipment: 0.0%
150		Pitney Bowes, Inc.	6,195
620	@	Xerox Corp.	8,624
			14,819
		Oil & Gas: 1.3%
300		Anadarko Petroleum Corp.	14,307
230		Apache Corp.	15,698
1,744		ChevronTexaco Corp.	108,233
1,295		ConocoPhillips	84,861
290		Devon Energy Corp.	17,519
180		EOG Resources, Inc.	12,481
5,880		ExxonMobil Corp.	360,723
90		Hess Corp.	4,757
180		Kerr-McGee Corp.	$12,483
280		Marathon Oil Corp.	23,324
90		Murphy Oil Corp.	5,027
200	@,@@	Nabors Industries Ltd.	6,758
80	@	Noble Corp.	5,954
420		Occidental Petroleum Corp.	43,071
40		Rowan Cos., Inc.	1,424
140		Sunoco, Inc.	9,701
40	@	Transocean, Inc.	3,213
600		Valero Energy Corp.	39,912
210		XTO Energy, Inc.	9,297
			778,743
		Oil & Gas Services: 0.1%
40		Baker Hughes, Inc.	3,274
330		Halliburton Co.	24,489
690		Schlumberger Ltd.	44,926
			72,689
		Packaging & Containers: 0.0%
80		Ball Corp.	2,963
80		Bemis Co.	2,450
130	@	Pactiv Corp.	3,218
60		Sealed Air Corp.	3,125
			11,756
		Pharmaceuticals: 0.7%
1,030		Abbott Laboratories	44,918
90		Allergan, Inc.	9,653
220		AmerisourceBergen Corp.	9,222
80	@	Barr Pharmaceuticals, Inc.	3,815
250		Bristol-Myers Squibb Co.	6,465
270		Cardinal Health, Inc.	17,369
300		Caremark Rx, Inc.	14,961
90	@	Express Scripts, Inc.	6,457
210	@	Forest Laboratories, Inc.	8,125
280	@	Gilead Sciences, Inc.	16,565
190	@	Hospira, Inc.	8,159
250	@	King Pharmaceuticals, Inc.	4,250
180	@	Medco Health Solutions, Inc.	10,310
1,860		Merck & Co., Inc.	67,760
150		Mylan Laboratories	3,000
4,640		Pfizer, Inc.	108,901
970		Schering-Plough Corp.	18,459
80	@	Watson Pharmaceuticals, Inc.	1,862
900		Wyeth	39,969
			400,220
		Pipelines: 0.0%
10		Kinder Morgan, Inc.	999
70		Williams Cos., Inc.	1,635
			2,634
		Real Estate Investment Trust: 0.0%
60		Apartment Investment & Management Co.	2,607
110		Kimco Realty Corp.	4,014
60		Public Storage, Inc.	4,554
140		Simon Property Group LP	11,612
			22,787
		Retail: 0.9%
120	@	Autonation, Inc.	2,573
30	@	Autozone, Inc.	2,646
220	@	Bed Bath & Beyond, Inc.	7,297

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
355		Best Buy Co., Inc.	$19,468
140		Circuit City Stores, Inc.	3,811
420		Costco Wholesale Corp.	23,995
490		CVS Corp.	15,043
160		Darden Restaurants, Inc.	6,304
180		Dollar General Corp.	2,516
110		Family Dollar Stores, Inc.	2,687
308		Federated Department Stores	11,273
380		Gap, Inc.	6,612
1,350		Home Depot, Inc.	48,317
220		JC Penney Co., Inc.	14,852
220	@	Kohl’s Corp.	13,006
230		Limited Brands	5,886
500		Lowe’s Cos., Inc.	30,335
1,110		McDonald’s Corp.	37,296
180		Nordstrom, Inc.	6,570
250	@	Office Depot, Inc.	9,500
70	@	Sears Holding Corp.	10,839
795		Staples, Inc.	19,334
670	@	Starbucks Corp.	25,299
600		Target Corp.	29,322
40		Tiffany & Co.	1,321
300		TJX Cos., Inc.	6,858
1,590		Wal-Mart Stores, Inc.	76,590
860		Walgreen Co.	38,562
110		Wendy’s International, Inc.	6,412
240		Yum! Brands, Inc.	12,065
			496,589
		Savings & Loans: 0.0%
180		Golden West Financial Corp.	13,356
31		Sovereign Bancorp., Inc.	630
130		Washington Mutual, Inc.	5,925
			19,911
		Semiconductors: 0.4%
410	@	Advanced Micro Devices, Inc.	10,012
230	@	Altera Corp.	4,037
230		Analog Devices, Inc.	7,392
1,050		Applied Materials, Inc.	17,094
280	@	Broadcom Corp.	8,414
454	@	Freescale Semiconductor, Inc.	13,348
3,650		Intel Corp.	69,168
30		KLA-Tencor Corp.	1,247
190		Linear Technology Corp.	6,363
220	@	LSI Logic Corp.	1,969
190		Maxim Integrated Products	6,101
580	@	Micron Technology, Inc.	8,735
360		National Semiconductor Corp.	8,586
100	@	Novellus Systems, Inc.	2,470
220	@	Nvidia Corp.	4,684
120	@	QLogic Corp.	2,069
1,020		Texas Instruments, Inc.	30,896
220		Xilinx, Inc.	4,983
			207,568
		Software: 0.5%
330	@	Adobe Systems, Inc.	10,019
210	@	Autodesk, Inc.	7,237
350		Automatic Data Processing, Inc.	15,873
240	@	BMC Software, Inc.	5,736
314		CA, Inc.	6,453
170	@	Citrix Systems, Inc.	6,824
350	@	Compuware Corp.	2,345
190	@	Electronic Arts, Inc.	8,178
473		First Data Corp.	$21,304
130	@	Fiserv, Inc.	5,897
30		IMS Health, Inc.	806
110	@	Intuit, Inc.	6,643
5,660		Microsoft Corp.	131,878
340	@	Novell, Inc.	2,254
2,470	@	Oracle Corp.	35,790
132	@	Parametric Technology Corp.	1,678
			268,915
		Telecommunications: 0.8%
60		Alltel Corp.	3,830
3,186		AT&T, Inc.	88,858
290	@	Avaya, Inc.	3,312
1,560		BellSouth Corp.	56,472
130		CenturyTel, Inc.	4,830
6,090	@	Cisco Systems, Inc.	118,938
220		Citizens Communications Co.	2,871
20	@	Comverse Technology, Inc.	395
970	@	Corning, Inc.	23,464
98	@	Embarq Corp.	4,017
2,150		Motorola, Inc.	43,323
1,090		Qualcomm, Inc.	43,676
2,441		Sprint Corp.-FON Group	48,796
340	@	Tellabs, Inc.	4,525
480		Verizon Communications, Inc.	16,075
			463,382
		Textiles: 0.0%
140		Cintas Corp.	5,566
			5,566
		Toys/Games/Hobbies: 0.0%
200		Hasbro, Inc.	3,622
250		Mattel, Inc.	4,128
			7,750
		Transportation: 0.2%
250		Burlington Northern Santa Fe Corp.	19,813
140		CSX Corp.	9,862
40		FedEx Corp.	4,674
430		Norfolk Southern Corp.	22,885
30		Union Pacific Corp.	2,789
690		United Parcel Service, Inc.	56,808
			116,831
		Total Common Stock (Cost $7,195,122)	7,665,245

Principal Amount		Value

CORPORATE BONDS/NOTES: 6.9%
	Diversified Financial Services: 6.9%
$4,000,000	General Electric Capital Corp., 5.000%, due 06/15/07	3,978,140
	Total Corporate Bond/Note (Cost $4,044,452)	3,978,140

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.8%
	Federal Home Loan Bank: 42.7%
25,000,000	5.130%, due 09/15/06	24,728,475
		24,728,475

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES N	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Federal National Mortgage Association: 17.1%
$10,000,000	5.110%, due 09/15/06		$9,891,780
			9,891,780
	Total U.S. Government Agency Obligations (Cost $34,694,200)		34,620,255

U.S. TREASURY OBLIGATION: 9.7%
	U.S. Treasury STRIPS: 9.7%
5,650,000	4.730%, due 08/15/06		5,617,159
	Total U.S. Treasury Obligation (Cost $5,616,904)		5,617,159
	Total Long-Term Investments (Cost $51,550,678)		51,880,799

SHORT-TERM INVESTMENT: 10.4%
	Repurchase Agreement: 10.4%
6,031,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.020%, due 07/03/06, $6,033,629 to be received upon repurchase (Collaterized by $6,243,000 Federal Home Loan Mortgage Corporation, 5.230%, Market Value plus accrued interest $6,152,362, due 04/18/16)		6,031,000
			6,031,000
	Total Short-Term Investment: (Cost $6,031,000)		6,031,000
	Total Investments In Securities (Cost $57,581,678)*	100.0%	$57,911,799
	Other Assets and Liabilities-Net	(0.0)	(30,747)
	Net Assets	100.0%	$57,881,052

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $57,725,270.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$605,260
Gross Unrealized Depreciation	(418,731)
Net Unrealized Appreciation	$186,529

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	67.8%
Other Bonds	15.2%
U.S. Treasury Obligation	11.5%
Common Stock	6.0%
Repurchase Agreement	0.8%
Other Assets and Liabilities, Net	(1.3)%

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 6.0%
		Advertising: 0.0%
130		Omnicom Group	$11,582
			11,582
		Aerospace/Defense: 0.2%
560		Boeing Co.	45,870
200		General Dynamics Corp.	13,092
90		Goodrich Corp.	3,626
20		L-3 Communications Holdings, Inc.	1,508
270		Lockheed Martin Corp.	19,370
190		Northrop Grumman Corp.	12,171
290		Raytheon Co.	12,925
40		Rockwell Collins, Inc.	2,235
490		United Technologies Corp.	31,076
			141,873
		Agriculture: 0.1%
900		Altria Group, Inc.	66,087
370		Archer-Daniels-Midland Co.	15,274
130		Monsanto Co.	10,945
90		Reynolds America, Inc.	10,377
20		UST, Inc.	904
			103,587
		Airlines: 0.0%
520		Southwest Airlines Co.	8,512
			8,512
		Apparel: 0.0%
350	@	Coach, Inc.	10,465
100		Jones Apparel Group, Inc.	3,179
40		Liz Claiborne, Inc.	1,482
50		Nike, Inc.	4,050
70		VF Corp.	4,754
			23,930
		Auto Manufacturers: 0.0%
1,160		Ford Motor Co.	8,039
30		Paccar, Inc.	2,471
			10,510
		Auto Parts & Equipment: 0.0%
150	@	Goodyear Tire & Rubber Co.	1,665
50		Johnson Controls, Inc.	4,111
			5,776
		Banks: 0.4%
170		AmSouth Bancorp.	4,497
2,024		Bank of America Corp.	97,354
340		Bank of New York	$10,948
351		BB&T Corp.	14,598
20		Comerica, Inc.	1,040
90		Compass Bancshares, Inc.	5,004
50		First Horizon National Corp.	2,010
70		Huntington Bancshares, Inc.	1,651
210		Keycorp	7,493
80		M&T Bank Corp.	9,434
60		Marshall & Ilsley Corp.	2,744
240		Mellon Financial Corp.	8,263
410		National City Corp.	14,838
160		North Fork Bancorporation, Inc.	4,827
50		Northern Trust Corp.	2,765
130		PNC Financial Services Group, Inc.	9,122
160		Regions Financial Corp.	5,299
150		State Street Corp.	8,714
200		SunTrust Banks, Inc.	15,252
50		Synovus Financial Corp.	1,339
1,050		US Bancorp.	32,424
758		Wachovia Corp.	40,993
780		Wells Fargo & Co.	52,322
20		Zions Bancorporation	1,559
			354,490
		Beverages: 0.2%
310		Anheuser-Busch Cos., Inc.	14,133
70		Brown-Forman Corp.	5,002
1,230		Coca-Cola Co.	52,915
170		Coca-Cola Enterprises, Inc.	3,463
40	@	Constellation Brands, Inc.	1,000
50		Pepsi Bottling Group, Inc.	1,608
1,020		PepsiCo, Inc.	61,241
			139,362
		Biotechnology: 0.1%
494	@	Amgen, Inc.	32,224
160	@	Biogen Idec, Inc.	7,413
100	@	Genzyme Corp.	6,105
40	@	Millipore Corp.	2,520
			48,262
		Building Materials: 0.0%
40		American Standard Cos., Inc.	1,731
250		Masco Corp.	7,410
20		Vulcan Materials Co.	1,560
			10,701
		Chemicals: 0.1%
30		Air Products & Chemicals, Inc.	1,918
490		Dow Chemical Co.	19,125
10		Eastman Chemical Co.	540
80		Ecolab, Inc.	3,246
410		EI DuPont de Nemours & Co.	17,056
110		International Flavors & Fragrances, Inc.	3,876
120		PPG Industries, Inc.	7,920
200		Praxair, Inc.	10,800
70		Rohm & Haas Co.	3,508
110		Sherwin-Williams Co.	5,223
			73,212
		Commercial Services: 0.0%
110	@	Apollo Group, Inc.	5,684
470		Cendant Corp.	7,656

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
90		Equifax, Inc.	$3,091
160		H&R Block, Inc.	3,818
230		McKesson Corp.	10,874
90		Moody’s Corp.	4,901
190		Paychex, Inc.	7,406
30		Robert Half International, Inc.	1,260
70		RR Donnelley & Sons Co.	2,237
			46,927
		Computers: 0.3%
20	@	Affiliated Computer Services, Inc.	1,032
340	@	Apple Computer, Inc.	19,421
40	@	Computer Sciences Corp.	1,938
1,030	@	Dell, Inc.	25,142
200		Electronic Data Systems Corp.	4,812
1,060	@	EMC Corp.	11,628
2,099		Hewlett-Packard Co.	66,496
1,140		International Business Machines Corp.	87,575
90	@	Lexmark International, Inc.	5,025
120	@	NCR Corp.	4,397
170	@	Network Appliance, Inc.	6,001
40	@	Sandisk Corp.	2,039
1,530	@	Sun Microsystems, Inc.	6,350
260	@	Unisys Corp.	1,633
			243,489
		Cosmetics/Personal Care: 0.2%
65		Alberto-Culver Co.	3,167
240		Avon Products, Inc.	7,440
200		Colgate-Palmolive Co.	11,980
90		Estee Lauder Cos., Inc.	3,480
1,911		Procter & Gamble Co.	106,252
			132,319
		Distribution/Wholesale: 0.0%
86		Genuine Parts Co.	3,583
60		WW Grainger, Inc.	4,514
			8,097
		Diversified Financial Services: 0.5%
550		American Express Co.	29,271
104		Ameriprise Financial, Inc.	4,646
210		Capital One Financial Corp.	17,945
560		Charles Schwab Corp.	8,949
110		CIT Group, Inc.	5,752
2,190		Citigroup, Inc.	105,646
258		Countrywide Financial Corp.	9,825
170	@	E*Trade Financial Corp.	3,879
440		Fannie Mae	21,164
50		Federated Investors, Inc.	1,575
20		Franklin Resources, Inc.	1,736
330		Freddie Mac	18,813
370		Goldman Sachs Group, Inc.	55,659
70		Janus Capital Group, Inc.	1,253
1,520		JPMorgan Chase & Co.	63,840
90		Legg Mason, Inc.	8,957
420		Lehman Brothers Holdings, Inc.	27,363
410		Merrill Lynch & Co., Inc.	28,520
800		Morgan Stanley	50,568
230		SLM Corp.	12,172
180		T. Rowe Price Group, Inc.	6,806
50		The Bear Stearns Cos., Inc.	7,004
			491,343
		Electric: 0.2%
340	@	AES Corp.	$6,273
20	@	Allegheny Energy, Inc.	741
180		American Electric Power Co., Inc.	6,165
160		CenterPoint Energy Resources Corp.	2,000
210	@	CMS Energy Corp.	2,717
50		Consolidated Edison, Inc.	2,222
50		Constellation Energy Group, Inc.	2,726
230		Dominion Resources, Inc.	17,202
40		DTE Energy Co.	1,630
709		Duke Energy Corp.	20,823
160		Edison International	6,240
100		Exelon Corp.	5,683
180		FirstEnergy Corp.	9,758
210		FPL Group, Inc.	8,690
210		Pacific Gas & Electric Co.	8,249
90		Pinnacle West Capital Corp.	3,592
290		PPL Corp.	9,367
50		Progress Energy, Inc.	2,144
50		Public Service Enterprise Group, Inc.	3,306
40		Southern Co.	1,282
40		TECO Energy, Inc.	598
270		TXU Corp.	16,143
190		Xcel Energy, Inc.	3,644
			141,195
		Electrical Components & Equipment: 0.0%
210		Emerson Electric Co.	17,600
110		Molex, Inc.	3,693
			21,293
		Electronics: 0.0%
250	@	Agilent Technologies, Inc.	7,890
110		Applera Corp.-Applied Biosystems Group	3,559
90	@	Fisher Scientific International, Inc.	6,575
40		Jabil Circuit, Inc.	1,024
40		PerkinElmer, Inc.	836
190	@	Sanmina-SCI Corp.	874
720	@	Solectron Corp.	2,462
20	@	Thermo Electron Corp.	725
30	@	Waters Corp.	1,332
			25,277
		Engineering & Construction: 0.0%
70		Fluor Corp.	6,505
			6,505
		Entertainment: 0.0%
170		International Game Technology	6,450
			6,450
		Environmental Control: 0.0%
220		Waste Management, Inc.	7,894
			7,894
		Food: 0.1%
140		Campbell Soup Co.	5,195
210		ConAgra Foods, Inc.	4,643

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
100	@	Dean Foods Co.	$3,719
250		General Mills, Inc.	12,915
170		HJ Heinz Co.	7,007
110		Kellogg Co.	5,327
330		Kroger Co.	7,214
60		McCormick & Co., Inc.	2,013
240		Safeway, Inc.	6,240
303		Sara Lee Corp.	4,854
239		Supervalu, Inc.	7,337
110		Whole Foods Market, Inc.	7,110
100		WM Wrigley Jr. Co.	4,536
			78,110
		Forest Products & Paper: 0.0%
170		International Paper Co.	5,491
90		Louisiana-Pacific Corp.	1,971
60		MeadWestvaco Corp.	1,676
30		Plum Creek Timber Co., Inc.	1,065
90		Temple-Inland, Inc.	3,858
100		Weyerhaeuser Co.	6,225
			20,286
		Gas: 0.0%
160		Sempra Energy	7,277
			7,277
		Hand/Machine Tools: 0.0%
60		Black & Decker Corp.	5,068
20		Snap-On, Inc.	808
100		Stanley Works	4,722
			10,598
		Healthcare-Products: 0.1%
40		Bausch & Lomb, Inc.	1,962
260		Baxter International, Inc.	9,558
110		Becton Dickinson & Co.	6,724
80	@	Boston Scientific Corp.	1,347
20		CR Bard, Inc.	1,465
1,270		Johnson & Johnson	76,098
180	@	St. Jude Medical, Inc.	5,836
50		Stryker Corp.	2,106
90	@	Zimmer Holdings, Inc.	5,105
			110,201
		Healthcare-Services: 0.1%
440		Aetna, Inc.	17,569
70	@	Coventry Health Care, Inc.	3,846
130	@	Humana, Inc.	6,981
100	@	Laboratory Corp. of America Holdings	6,223
80		Quest Diagnostics	4,794
970		UnitedHealth Group, Inc.	43,437
460	@	WellPoint, Inc.	33,474
			116,324
		Home Furnishings: 0.0%
50		Harman International Industries, Inc.	4,269
50		Whirlpool Corp.	4,133
			8,402
		Household Products/Wares: 0.0%
80		Avery Dennison Corp.	4,645
20		Clorox Co.	1,219
110		Fortune Brands, Inc.	$7,811
190		Kimberly-Clark Corp.	11,723
			25,398
		Housewares: 0.0%
110		Newell Rubbermaid, Inc.	2,841
			2,841
		Insurance: 0.3%
140	@@	ACE Ltd.	7,083
180		Aflac, Inc.	8,343
360		Allstate Corp.	19,703
80		AMBAC Financial Group, Inc.	6,488
1,190		American International Group, Inc.	70,270
140		AON Corp.	4,875
320		Chubb Corp.	15,968
90		Cigna Corp.	8,866
41		Cigna Corp.	1,927
190		Genworth Financial, Inc.	6,620
210		Hartford Financial Services Group, Inc.	17,766
169		Lincoln National Corp.	9,538
210		Loews Corp.	7,445
110		MBIA, Inc.	6,441
490		Metlife, Inc.	25,093
20		MGIC Investment Corp.	1,300
110		Principal Financial Group	6,122
340		Progressive Corp.	8,741
320		Prudential Financial, Inc.	24,864
100		Safeco Corp.	5,635
330		St. Paul Cos.	14,711
80		Torchmark Corp.	4,858
130		UnumProvident Corp.	2,357
			285,014
		Internet: 0.1%
140	@	Amazon.com, Inc.	5,415
490	@	eBay, Inc.	14,352
50	@	Google, Inc.	20,967
50	@	Monster Worldwide, Inc.	2,133
439	@	Symantec Corp.	6,822
40	@	VeriSign, Inc.	927
			50,616
		Iron/Steel: 0.0%
60		Allegheny Technologies, Inc.	4,154
220		Nucor Corp.	11,935
90		United States Steel Corp.	6,311
			22,400
		Leisure Time: 0.0%
110		Brunswick Corp.	3,658
240		Carnival Corp.	10,018
130		Harley-Davidson, Inc.	7,136
20		Sabre Holdings Corp.	440
			21,252
		Lodging: 0.0%
30		Harrah’s Entertainment, Inc.	2,135
180		Hilton Hotels Corp.	5,090
120		Marriott International, Inc.	4,574
70		Starwood Hotels & Resorts	4,224
			16,023

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.0%
320		Caterpillar, Inc.	$23,834
			23,834
		Machinery-Diversified: 0.0%
40		Cummins, Inc.	4,890
80		Deere & Co.	6,679
30		Rockwell Automation, Inc.	2,160
			13,729
		Media: 0.2%
495		CBS Corp.-Class B	13,390
190		Clear Channel Communications, Inc.	5,881
940	@	Comcast Corp.	30,776
290		McGraw-Hill Cos., Inc.	14,567
50		Meredith Corp.	2,477
20		New York Times Co.	491
1,460		News Corp., Inc.	28,003
1,920		Time Warner, Inc.	33,216
80	@	Univision Communications, Inc.	2,680
335	@	Viacom, Inc.-Class B	12,006
990		Walt Disney Co.	29,700
			173,187
		Mining: 0.0%
360		Alcoa, Inc.	11,650
40		Freeport-McMoRan Copper & Gold, Inc.	2,216
240		Newmont Mining Corp.	12,703
80		Phelps Dodge Corp.	6,573
			33,142
		Miscellaneous Manufacturing: 0.3%
290		3M Co.	23,423
70	@	Cooper Industries Ltd.	6,504
120		Danaher Corp.	7,718
50		Dover Corp.	2,472
120		Eastman Kodak Co.	2,854
20		Eaton Corp.	1,508
4,520		General Electric Co.	148,979
450		Honeywell International, Inc.	18,135
240		Illinois Tool Works, Inc.	11,400
160	@@	Ingersoll-Rand Co.	6,845
40		ITT Industries, Inc.	1,980
40		Leggett & Platt, Inc.	999
100		Parker Hannifin Corp.	7,760
110		Textron, Inc.	10,140
			250,717
		Office/Business Equipment: 0.0%
80		Pitney Bowes, Inc.	3,304
430	@	Xerox Corp.	5,981
			9,285
		Oil & Gas: 0.6%
200		Anadarko Petroleum Corp.	9,538
124		Apache Corp.	8,463
1,193		ChevronTexaco Corp.	74,038
923		ConocoPhillips	60,484
220		Devon Energy Corp.	13,290
120		EOG Resources, Inc.	8,321
4,090		ExxonMobil Corp.	250,897
50		Hess Corp.	$2,643
180		Kerr-McGee Corp.	12,483
240		Marathon Oil Corp.	19,992
110		Murphy Oil Corp.	6,145
120	@,@@	Nabors Industries Ltd.	4,055
90	@	Noble Corp.	6,698
310		Occidental Petroleum Corp.	31,791
60		Rowan Cos., Inc.	2,135
20		Sunoco, Inc.	1,386
420		Valero Energy Corp.	27,938
150		XTO Energy, Inc.	6,641
			546,938
		Oil & Gas Services: 0.1%
50		Baker Hughes, Inc.	4,093
170		Halliburton Co.	12,616
510		Schlumberger Ltd.	33,206
			49,915
		Packaging & Containers: 0.0%
90		Ball Corp.	3,334
50	@	Pactiv Corp.	1,238
100		Sealed Air Corp.	5,208
			9,780
		Pharmaceuticals: 0.3%
750		Abbott Laboratories	32,708
100		Allergan, Inc.	10,726
200		AmerisourceBergen Corp.	8,384
80	@	Barr Pharmaceuticals, Inc.	3,815
200		Bristol-Myers Squibb Co.	5,172
220		Cardinal Health, Inc.	14,153
160		Caremark Rx, Inc.	7,979
90	@	Express Scripts, Inc.	6,457
150	@	Forest Laboratories, Inc.	5,804
250	@	Gilead Sciences, Inc.	14,790
100	@	Hospira, Inc.	4,294
250	@	King Pharmaceuticals, Inc.	4,250
147	@	Medco Health Solutions, Inc.	8,420
1,240		Merck & Co., Inc.	45,173
70		Mylan Laboratories	1,400
3,232		Pfizer, Inc.	75,855
680		Schering-Plough Corp.	12,940
90	@	Watson Pharmaceuticals, Inc.	2,095
580		Wyeth	25,758
			290,173
		Pipelines: 0.0%
20		Kinder Morgan, Inc.	1,998
80		Williams Cos., Inc.	1,869
			3,867
		Real Estate Investment Trusts: 0.0%
20		Apartment Investment & Management Co.	869
50		Kimco Realty Corp.	1,825
70		Public Storage, Inc.	5,313
60		Simon Property Group LP	4,976
			12,983
		Retail: 0.4%
40	@	Autonation, Inc.	858
40	@	Autozone, Inc.	3,528
140	@	Bed Bath & Beyond, Inc.	4,644
230		Best Buy Co., Inc.	12,613

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
50		Circuit City Stores, Inc.	$1,361
290		Costco Wholesale Corp.	16,568
300		CVS Corp.	9,210
100		Darden Restaurants, Inc.	3,940
120		Dollar General Corp.	1,678
70		Family Dollar Stores, Inc.	1,710
236		Federated Department Stores	8,638
310		Gap, Inc.	5,394
930		Home Depot, Inc.	33,285
170		JC Penney Co., Inc.	11,477
160	@	Kohl’s Corp.	9,459
170		Limited Brands	4,350
300		Lowe’s Cos., Inc.	18,201
950		McDonald’s Corp.	31,920
70		Nordstrom, Inc.	2,555
210	@	Office Depot, Inc.	7,980
80	@	Sears Holding Corp.	12,387
550		Staples, Inc.	13,376
600	@	Starbucks Corp.	22,656
360		Target Corp.	17,593
50		Tiffany & Co.	1,651
180		TJX Cos., Inc.	4,115
1,050		Wal-Mart Stores, Inc.	50,579
640		Walgreen Co.	28,698
90		Wendy’s International, Inc.	5,246
110		Yum! Brands, Inc.	5,530
			351,200
		Savings & Loans: 0.0%
120		Golden West Financial Corp.	8,904
63		Sovereign Bancorp., Inc.	1,280
52		Washington Mutual, Inc.	2,370
			12,554
		Semiconductors: 0.2%
300	@	Advanced Micro Devices, Inc.	7,326
190	@	Altera Corp.	3,335
180		Analog Devices, Inc.	5,785
770		Applied Materials, Inc.	12,536
230	@	Broadcom Corp.	6,912
332	@	Freescale Semiconductor, Inc.	9,761
2,500		Intel Corp.	47,375
30		KLA-Tencor Corp.	1,247
130		Linear Technology Corp.	4,354
180	@	LSI Logic Corp.	1,611
130		Maxim Integrated Products	4,174
280	@	Micron Technology, Inc.	4,217
230		National Semiconductor Corp.	5,486
50	@	Novellus Systems, Inc.	1,235
140	@	Nvidia Corp.	2,981
20	@	QLogic Corp.	345
730		Texas Instruments, Inc.	22,112
160		Xilinx, Inc.	3,624
			144,416
		Software: 0.2%
200	@	Adobe Systems, Inc.	6,072
150	@	Autodesk, Inc.	5,169
250		Automatic Data Processing, Inc.	11,338
220	@	BMC Software, Inc.	5,258
180		CA, Inc.	3,699
110	@	Citrix Systems, Inc.	4,415
360	@	Compuware Corp.	2,412
130	@	Electronic Arts, Inc.	$5,595
380		First Data Corp.	17,115
50	@	Fiserv, Inc.	2,268
30		IMS Health, Inc.	806
40	@	Intuit, Inc.	2,416
3,920		Microsoft Corp.	91,336
290	@	Novell, Inc.	1,923
1,690	@	Oracle Corp.	24,488
60	@	Parametric Technology Corp.	763
			185,073
		Telecommunications: 0.4%
80		Alltel Corp.	5,106
2,239		AT&T, Inc.	62,446
220	@	Avaya, Inc.	2,512
980		BellSouth Corp.	35,476
100		CenturyTel, Inc.	3,715
4,270	@	Cisco Systems, Inc.	83,393
150		Citizens Communications Co.	1,958
30	@	Comverse Technology, Inc.	593
680	@	Corning, Inc.	16,449
117	@	Embarq Corp.	4,796
1,590		Motorola, Inc.	32,039
710		Qualcomm, Inc.	28,450
1,637		Sprint Corp.-FON Group	32,724
330	@	Tellabs, Inc.	4,392
380		Verizon Communications, Inc.	12,726
			326,775
		Textiles: 0.0%
110		Cintas Corp.	4,374
			4,374
		Toys/Games/Hobbies: 0.0%
140		Hasbro, Inc.	2,535
210		Mattel, Inc.	3,467
			6,002
		Transportation: 0.1%
220		Burlington Northern Santa Fe Corp.	17,435
70		CSX Corp.	4,931
50		FedEx Corp.	5,843
340		Norfolk Southern Corp.	18,095
40		Union Pacific Corp.	3,718
440		United Parcel Service, Inc.	36,225
			86,247
		Total Common Stock (Cost $5,137,528)	5,371,519

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.8%
	Federal Home Loan Mortgage Corporation: 27.4%
$6,250,000	5.130%, due 01/15/07	6,077,644
18,970,000	5.350%, due 01/26/07	18,395,892
		24,473,536
	Federal National Mortgage Association: 22.3%
20,400,000	5.300%, due 12/15/06	19,907,931
		19,907,931

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES P	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Financing Corporation STRIP: 18.1%
$13,420,000	4.740%, due 09/07/06		13,299,180
2,894,000	5.100%, due 12/27/06		2,822,015
			16,121,195
	Total U.S. Government Agency Obligations (Cost $74,461,064)		60,502,662

U.S. TREASURY OBLIGATION: 11.5%
	U.S. Treasury STRIP: 11.5%
10,457,000	5.130%, due 11/15/06		10,260,984
	Total U.S. Treasury Obligations (Cost $10,265,414)		10,260,984

OTHER BONDS: 15.2%
	Sovereign: 15.2%
12,673,000	Israel Trust, 4.920%, due 11/15/06		12,438,435
1,113,000	Turkey Trust, 4.920%, due 11/15/06		1,092,399
	Total Other Bonds (Cost $1,113,000)		13,530,834
	Total Long-Term Investments (Cost $89,864,006)		89,665,999

SHORT-TERM INVESTMENT: 0.8%
	Repurchase Agreement: 0.8%
754,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $754,329 to be received upon repurchase (Collateralized by $781,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $769,661, due 04/18/16)		754,000
	Total Short-Term Investments (Cost $754,000)		754,000
	Total Investments In Securities (Cost $90,618,006)*	101.3%	$90,419,999
	Other Assets and Liabilities-Net	(1.3)	(1,134,155)
	Net Assets	100.0%	$89,285,844

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $90,699,288.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$368,333
Gross Unrealized Depreciation	(647,622)
Net Unrealized Depreciation	$(279,289)

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	68.7%
Common Stock	21.1%
Corporate Bonds/Notes	5.9%
Other Bond	2.8%
U.S. Treasury Obligation	1.2%
Repurchase Agreement	0.7%
Other Assets and Liabilities, Net	(0.4)%

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 21.1%
		Advertising: 0.0%
500		Omnicom Group	$44,545
			44,545
		Aerospace/Defense: 0.6%
2,500		Boeing Co.	204,775
700		General Dynamics Corp.	45,822
200		Goodrich Corp.	8,058
150		L-3 Communications Holdings, Inc.	11,313
1,090		Lockheed Martin Corp.	78,197
624		Northrop Grumman Corp.	39,973
995		Raytheon Co.	44,347
350		Rockwell Collins, Inc.	19,555
1,860		United Technologies Corp.	117,961
			570,001
		Agriculture: 0.4%
3,560		Altria Group, Inc.	261,411
1,580		Archer-Daniels-Midland Co.	65,222
440		Monsanto Co.	37,044
200		Reynolds America, Inc.	23,060
300		UST, Inc.	13,557
			400,294
		Airlines: 0.0%
1,300		Southwest Airlines Co.	21,281
			21,281
		Apparel: 0.1%
1,200	@	Coach, Inc.	35,880
240		Jones Apparel Group, Inc.	7,630
330		Liz Claiborne, Inc.	12,230
470		Nike, Inc.	38,070
220		VF Corp.	14,942
			108,752
		Auto Manufacturers: 0.1%
5,620		Ford Motor Co.	38,947
200	@	Navistar International Corp.	4,922
300		Paccar, Inc.	24,714
			68,583
		Auto Parts & Equipment: 0.0%
630	@	Goodyear Tire & Rubber Co.	6,993
380		Johnson Controls, Inc.	31,244
			38,237

		Banks: 1.4%
800		AmSouth Bancorp.	$21,160
8,172		Bank of America Corp.	393,073
1,450		Bank of New York	46,690
1,276		BB&T Corp.	53,069
300		Comerica, Inc.	15,597
150		Compass Bancshares, Inc.	8,340
130		First Horizon National Corp.	5,226
350		Huntington Bancshares, Inc.	8,253
940		Keycorp	33,539
150		M&T Bank Corp.	17,688
370		Marshall & Ilsley Corp.	16,924
850		Mellon Financial Corp.	29,266
1,680		National City Corp.	60,799
800		North Fork Bancorporation, Inc.	24,136
350		Northern Trust Corp.	19,355
550		PNC Financial Services Group, Inc.	38,594
800		Regions Financial Corp.	26,496
630		State Street Corp.	36,597
660		SunTrust Banks, Inc.	50,332
132		Synovus Financial Corp.	3,535
4,320		US Bancorp.	133,402
2,915		Wachovia Corp.	157,643
3,000		Wells Fargo & Co.	201,240
			1,400,954
		Beverages: 0.6%
1,460		Anheuser-Busch Cos., Inc.	66,561
200		Brown-Forman Corp.	14,290
4,980		Coca-Cola Co.	214,240
600		Coca-Cola Enterprises, Inc.	12,222
300	@	Constellation Brands, Inc.	7,500
480		Pepsi Bottling Group, Inc.	15,432
3,930		PepsiCo, Inc.	235,957
			566,202
		Biotechnology: 0.2%
2,026	@	Amgen, Inc.	132,156
600	@	Biogen Idec, Inc.	27,798
440	@	Genzyme Corp.	26,862
100	@	Millipore Corp.	6,299
			193,115
		Building Materials: 0.0%
320		American Standard Cos., Inc.	13,846
800		Masco Corp.	23,712
150		Vulcan Materials Co.	11,700
			49,258
		Chemicals: 0.3%
100		Air Products & Chemicals, Inc.	6,392
1,800		Dow Chemical Co.	70,254
150		Eastman Chemical Co.	8,100
430		Ecolab, Inc.	17,449
1,700		EI DuPont de Nemours & Co.	70,720
200		International Flavors & Fragrances, Inc.	7,048
540		PPG Industries, Inc.	35,640
680		Praxair, Inc.	36,720
470		Rohm & Haas Co.	23,556
300		Sherwin-Williams Co.	14,244
			290,123

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.2%
300	@	Apollo Group, Inc.	$15,501
1,800		Cendant Corp.	29,322
310		Equifax, Inc.	10,645
600		H&R Block, Inc.	14,316
950		McKesson Corp.	44,916
500		Moody’s Corp.	27,230
600		Paychex, Inc.	23,388
350		Robert Half International, Inc.	14,700
350		RR Donnelley & Sons Co.	11,183
			191,201
		Computers: 1.0%
150	@	Affiliated Computer Services, Inc.	7,742
1,490	@	Apple Computer, Inc.	85,109
350	@	Computer Sciences Corp.	16,954
4,280	@	Dell, Inc.	104,475
950		Electronic Data Systems Corp.	22,857
4,350	@	EMC Corp.	47,720
8,387		Hewlett-Packard Co.	265,700
4,360		International Business Machines Corp.	334,935
150	@	Lexmark International, Inc.	8,375
350	@	NCR Corp.	12,824
550	@	Network Appliance, Inc.	19,415
300	@	Sandisk Corp.	15,294
6,100	@	Sun Microsystems, Inc.	25,315
800	@	Unisys Corp.	5,024
			971,739
		Cosmetics/Personal Care: 0.5%
200		Alberto-Culver Co.	9,744
800		Avon Products, Inc.	24,800
950		Colgate-Palmolive Co.	56,905
200		Estee Lauder Cos., Inc.	7,734
7,874		Procter & Gamble Co.	437,794
			536,977
		Distribution/Wholesale: 0.0%
438		Genuine Parts Co.	18,247
100		WW Grainger, Inc.	7,523
			25,770
		Diversified Financial Services: 1.9%
2,160		American Express Co.	114,955
492		Ameriprise Financial, Inc.	21,978
720		Capital One Financial Corp.	61,524
2,450		Charles Schwab Corp.	39,151
370		CIT Group, Inc.	19,347
8,870		Citigroup, Inc.	427,889
1,098		Countrywide Financial Corp.	41,812
600	@	E*Trade Financial Corp.	13,692
1,730		Fannie Mae	83,213
200		Federated Investors, Inc.	6,300
250		Franklin Resources, Inc.	21,703
1,200		Freddie Mac	68,412
1,350		Goldman Sachs Group, Inc.	203,081
400		Janus Capital Group, Inc.	7,160
6,300		JPMorgan Chase & Co.	264,600
200		Legg Mason, Inc.	19,904
1,620		Lehman Brothers Holdings, Inc.	105,543
1,680		Merrill Lynch & Co., Inc.	116,861
3,200		Morgan Stanley	202,272
810		SLM Corp.	42,865
500		T. Rowe Price Group, Inc.	$18,905
330		The Bear Stearns Cos., Inc.	46,226
			1,947,393
		Electric: 0.6%
1,270	@	AES Corp.	23,432
250	@	Allegheny Energy, Inc.	9,268
1,120		American Electric Power Co., Inc.	38,360
550		CenterPoint Energy Resources Corp.	6,875
700	@	CMS Energy Corp.	9,058
150		Consolidated Edison, Inc.	6,666
350		Constellation Energy Group, Inc.	19,082
800		Dominion Resources, Inc.	59,832
300		DTE Energy Co.	12,222
2,874		Duke Energy Corp.	84,409
550		Edison International	21,450
200		Exelon Corp.	11,366
1,050		FirstEnergy Corp.	56,921
900		FPL Group, Inc.	37,242
670		Pacific Gas & Electric Co.	26,318
200		Pinnacle West Capital Corp.	7,982
1,100		PPL Corp.	35,530
100		Progress Energy, Inc.	4,287
100		Public Service Enterprise Group, Inc.	6,612
300		Southern Co.	9,615
100		TECO Energy, Inc.	1,494
1,050		TXU Corp.	62,780
900		Xcel Energy, Inc.	17,262
			568,063
		Electrical Components & Equipment: 0.1%
730		Emerson Electric Co.	61,181
300		Molex, Inc.	10,071
			71,252
		Electronics: 0.1%
1,000	@	Agilent Technologies, Inc.	31,560
540		Applera Corp.-Applied Biosystems Group	17,469
200	@	Fisher Scientific International, Inc.	14,610
360		Jabil Circuit, Inc.	9,216
150		PerkinElmer, Inc.	3,135
930	@	Sanmina-SCI Corp.	4,278
2,240	@	Solectron Corp.	7,661
300	@	Thermo Electron Corp.	10,872
250	@	Waters Corp.	11,100
			109,901
		Engineering & Construction: 0.0%
150		Fluor Corp.	13,940
			13,940
		Entertainment: 0.0%
550		International Game Technology	20,867
			20,867
		Environmental Control: 0.0%
1,020		Waste Management, Inc.	36,598
			36,598
		Food: 0.2%
350		Campbell Soup Co.	12,989
950		ConAgra Foods, Inc.	21,005

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
800		General Mills, Inc.	$41,328
550		HJ Heinz Co.	22,671
470		Kellogg Co.	22,762
1,250		Kroger Co.	27,325
300		McCormick & Co., Inc.	10,065
850		Safeway, Inc.	22,100
1,361		Sara Lee Corp.	21,803
559		Supervalu, Inc.	17,161
200		Whole Foods Market, Inc.	12,928
500		WM Wrigley Jr. Co.	22,680
			254,817
		Forest Products & Paper: 0.1%
900		International Paper Co.	29,070
250		Louisiana-Pacific Corp.	5,475
450		MeadWestvaco Corp.	12,569
100		Plum Creek Timber Co., Inc.	3,550
200		Temple-Inland, Inc.	8,574
500		Weyerhaeuser Co.	31,125
			90,363
		Gas: 0.0%
630		Sempra Energy	28,652
			28,652
		Hand/Machine Tools: 0.0%
180		Black & Decker Corp.	15,203
100		Snap-On, Inc.	4,042
230		Stanley Works	10,861
			30,106
		Healthcare-Products: 0.4%
100		Bausch & Lomb, Inc.	4,904
1,050		Baxter International, Inc.	38,598
500		Becton Dickinson & Co.	30,565
200		CR Bard, Inc.	14,652
5,300		Johnson & Johnson	317,576
760	@	St. Jude Medical, Inc.	24,639
100		Stryker Corp.	4,211
400	@	Zimmer Holdings, Inc.	22,688
			457,833
		Healthcare-Services: 0.5%
1,380		Aetna, Inc.	55,103
525	@	Coventry Health Care, Inc.	28,844
500	@	Humana, Inc.	26,850
200	@	Laboratory Corp. of America Holdings	12,446
250		Quest Diagnostics	14,980
4,090		UnitedHealth Group, Inc.	183,150
1,990	@	WellPoint, Inc.	144,812
			466,185
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	8,537
170		Whirlpool Corp.	14,051
			22,588
		Household Products/Wares: 0.1%
40		Clorox Co.	2,439
230		Fortune Brands, Inc.	16,332
930		Kimberly-Clark Corp.	57,381
			76,152

		Housewares: 0.0%
550		Newell Rubbermaid, Inc.	$14,207
			14,207
		Insurance: 1.1%
620	@@	ACE Ltd.	31,366
910		Aflac, Inc.	42,179
1,500		Allstate Corp.	82,095
230		AMBAC Financial Group, Inc.	18,653
4,650		American International Group, Inc.	274,583
550		AON Corp.	19,151
1,160		Chubb Corp.	57,884
220		Cigna Corp.	21,672
301		Cincinnati Financial Corp.	14,150
700		Genworth Financial, Inc.	24,388
700		Hartford Financial Services Group, Inc.	59,220
706		Lincoln National Corp.	39,847
710		Loews Corp.	25,170
220		MBIA, Inc.	12,881
1,810		Metlife, Inc.	92,690
200		MGIC Investment Corp.	13,000
510		Principal Financial Group	28,382
1,280		Progressive Corp.	32,909
1,170		Prudential Financial, Inc.	90,909
200		Safeco Corp.	11,270
1,220		St. Paul Cos.	54,388
250		Torchmark Corp.	15,180
600		UnumProvident Corp.	10,878
			1,072,845
		Internet: 0.3%
500	@	Amazon.com, Inc.	19,340
2,100	@	eBay, Inc.	61,509
400	@	Google, Inc.	167,732
200	@	Monster Worldwide, Inc.	8,532
1,921	@	Symantec Corp.	29,852
100	@	VeriSign, Inc.	2,317
			289,282
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	13,848
860		Nucor Corp.	46,655
170		United States Steel Corp.	11,920
			72,423
		Leisure Time: 0.1%
210		Brunswick Corp.	6,983
800		Carnival Corp.	33,392
530		Harley-Davidson, Inc.	29,092
300		Sabre Holdings Corp.	6,600
			76,067
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
800		Hilton Hotels Corp.	22,624
580		Marriott International, Inc.	22,110
450		Starwood Hotels & Resorts	27,153
			79,005
		Machinery-Construction & Mining: 0.1%
1,200		Caterpillar, Inc.	89,376
			89,376

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Diversified: 0.1%
50		Cummins, Inc.	$6,113
400		Deere & Co.	33,396
280		Rockwell Automation, Inc.	20,163
			59,672
		Media: 0.7%
1,865		CBS Corp.-Class B	50,448
900		Clear Channel Communications, Inc.	27,855
3,800	@	Comcast Corp.	124,412
1,070		McGraw-Hill Cos., Inc.	53,746
70		Meredith Corp.	3,468
200		New York Times Co.	4,908
5,650		News Corp., Inc.	108,367
7,950		Time Warner, Inc.	137,535
400	@	Univision Communications, Inc.	13,400
1,465	@	Viacom, Inc.-Claas B	52,506
3,950		Walt Disney Co.	118,500
			695,145
		Mining: 0.1%
1,500		Alcoa, Inc.	48,540
360		Freeport-McMoRan Copper & Gold, Inc.	19,948
800		Newmont Mining Corp.	42,344
400		Phelps Dodge Corp.	32,864
			143,696
		Miscellaneous Manufacturing: 1.0%
1,380		3M Co.	111,463
200	@	Cooper Industries Ltd.	18,584
520		Danaher Corp.	33,446
350		Dover Corp.	17,301
500		Eastman Kodak Co.	11,890
300		Eaton Corp.	22,620
18,370		General Electric Co.	605,475
1,990		Honeywell International, Inc.	80,197
700		Illinois Tool Works, Inc.	33,250
630	@@	Ingersoll-Rand Co.	26,951
280		ITT Industries, Inc.	13,860
300		Leggett & Platt, Inc.	7,494
230		Parker Hannifin Corp.	17,848
230		Textron, Inc.	21,201
			1,021,580
		Office/Business Equipment: 0.0%
390		Pitney Bowes, Inc.	16,107
1,740	@	Xerox Corp.	24,203
			40,310
		Oil & Gas: 2.1%
700		Anadarko Petroleum Corp.	33,383
556		Apache Corp.	37,947
4,899		ChevronTexaco Corp.	304,032
3,530		ConocoPhillips	231,321
730		Devon Energy Corp.	44,099
500		EOG Resources, Inc.	34,670
16,370		ExxonMobil Corp.	1,004,283
360		Hess Corp.	19,026
300		Kerr-McGee Corp.	20,805
890		Marathon Oil Corp.	74,137
200		Murphy Oil Corp.	11,172
400	@,@@	Nabors Industries Ltd.	13,516
200	@	Noble Corp.	14,884
1,130		Occidental Petroleum Corp.	$115,882
200		Rowan Cos., Inc.	7,118
400		Sunoco, Inc.	27,716
1,700		Valero Energy Corp.	113,084
600		XTO Energy, Inc.	26,562
			2,133,637
		Oil & Gas Services: 0.2%
150		Baker Hughes, Inc.	12,278
900		Halliburton Co.	66,789
2,000		Schlumberger Ltd.	130,220
			209,287
		Packaging & Containers: 0.0%
300		Ball Corp.	11,112
300	@	Pactiv Corp.	7,425
200		Sealed Air Corp.	10,416
			28,953
		Pharmaceuticals: 1.1%
2,700		Abbott Laboratories	117,747
250		Allergan, Inc.	26,815
600		AmerisourceBergen Corp.	25,152
200	@	Barr Pharmaceuticals, Inc.	9,538
700		Bristol-Myers Squibb Co.	18,102
710		Cardinal Health, Inc.	45,674
850		Caremark Rx, Inc.	42,390
390	@	Express Scripts, Inc.	27,979
590	@	Forest Laboratories, Inc.	22,827
800	@	Gilead Sciences, Inc.	47,328
570	@	Hospira, Inc.	24,476
590	@	King Pharmaceuticals, Inc.	10,030
629	@	Medco Health Solutions, Inc.	36,029
5,220		Merck & Co., Inc.	190,165
400		Mylan Laboratories	8,000
13,006		Pfizer, Inc.	305,251
2,750		Schering-Plough Corp.	52,333
150	@	Watson Pharmaceuticals, Inc.	3,492
2,500		Wyeth	111,025
			1,124,353
		Pipelines: 0.0%
200		Williams Cos., Inc.	4,672
			4,672
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	8,690
400		Kimco Realty Corp.	14,596
200		Public Storage, Inc.	15,180
320		Simon Property Group LP	26,541
			65,007
		Retail: 1.4%
350	@	Autonation, Inc.	7,504
100	@	Autozone, Inc.	8,820
640	@	Bed Bath & Beyond, Inc.	21,229
1,000		Best Buy Co., Inc.	54,840
400		Circuit City Stores, Inc.	10,888
1,150		Costco Wholesale Corp.	65,700
1,400		CVS Corp.	42,980
400		Darden Restaurants, Inc.	15,760
550		Dollar General Corp.	7,689
924		Federated Department Stores	33,818
1,400		Gap, Inc.	24,360
3,760		Home Depot, Inc.	134,570

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
700		JC Penney Co., Inc.	$47,257
650	@	Kohl’s Corp.	38,428
610		Limited Brands	15,610
1,430		Lowe’s Cos., Inc.	86,758
3,800		McDonald’s Corp.	127,680
400		Nordstrom, Inc.	14,600
750	@	Office Depot, Inc.	28,500
280	@	Sears Holding Corp.	43,355
2,240		Staples, Inc.	54,477
1,840	@	Starbucks Corp.	69,478
1,500		Target Corp.	73,305
150		Tiffany & Co.	4,953
1,020		TJX Cos., Inc.	23,317
4,310		Wal-Mart Stores, Inc.	207,613
2,450		Walgreen Co.	109,858
270		Wendy’s International, Inc.	15,738
710		Yum! Brands, Inc.	35,692
			1,424,777
		Savings & Loans: 0.1%
540		Golden West Financial Corp.	40,068
105		Sovereign Bancorp., Inc.	2,133
314		Washington Mutual, Inc.	14,312
			56,513
		Semiconductors: 0.6%
1,200	@	Advanced Micro Devices, Inc.	29,304
700	@	Altera Corp.	12,285
850		Analog Devices, Inc.	27,319
3,090		Applied Materials, Inc.	50,305
800	@	Broadcom Corp.	24,040
1,270	@	Freescale Semiconductor, Inc.	37,338
10,170		Intel Corp.	192,722
100		KLA-Tencor Corp.	4,157
560		Linear Technology Corp.	18,754
600	@	LSI Logic Corp.	5,370
610		Maxim Integrated Products	19,587
1,100	@	Micron Technology, Inc.	16,566
950		National Semiconductor Corp.	22,658
200	@	Novellus Systems, Inc.	4,940
600	@	Nvidia Corp.	12,774
400	@	QLogic Corp.	6,896
2,830		Texas Instruments, Inc.	85,721
600		Xilinx, Inc.	13,590
			584,326
		Software: 0.8%
940	@	Adobe Systems, Inc.	28,538
550	@	Autodesk, Inc.	18,953
1,000		Automatic Data Processing, Inc.	45,350
740	@	BMC Software, Inc.	17,686
890		CA, Inc.	18,290
520	@	Citrix Systems, Inc.	20,873
1,050	@	Compuware Corp.	7,035
560	@	Electronic Arts, Inc.	24,102
1,322		First Data Corp.	59,543
450	@	Fiserv, Inc.	20,412
400		IMS Health, Inc.	10,740
430	@	Intuit, Inc.	25,968
15,830		Microsoft Corp.	368,839
900	@	Novell, Inc.	5,967
6,940	@	Oracle Corp.	100,561
376	@	Parametric Technology Corp.	4,779
			777,636

		Telecommunications: 1.3%
200		Alltel Corp.	$12,766
8,889		AT&T, Inc.	247,914
750	@	Avaya, Inc.	8,565
4,100		BellSouth Corp.	148,420
270		CenturyTel, Inc.	10,031
18,210	@	Cisco Systems, Inc.	355,641
600		Citizens Communications Co.	7,830
110	@	Comverse Technology, Inc.	2,175
2,750	@	Corning, Inc.	66,523
272	@	Embarq Corp.	11,149
6,040		Motorola, Inc.	121,706
2,850		Qualcomm, Inc.	114,200
6,852		Sprint Corp.-FON Group	136,971
560	@	Tellabs, Inc.	7,454
1,300		Verizon Communications, Inc.	43,537
			1,294,882
		Textiles: 0.0%
350		Cintas Corp.	13,916
			13,916
		Toys/Games/Hobbies: 0.0%
610		Hasbro, Inc.	11,047
700		Mattel, Inc.	11,557
			22,604
		Transportation: 0.3%
670		Burlington Northern Santa Fe Corp.	53,098
350		CSX Corp.	24,654
140		FedEx Corp.	16,360
1,200		Norfolk Southern Corp.	63,864
60		Union Pacific Corp.	5,578
2,000		United Parcel Service, Inc.	164,660
			328,214
		Total Common Stock (Cost $19,985,351)	21,394,127

Principal Amount		Value

CORPORATE BONDS/NOTES: 5.9%
	Diversified Financial Services: 5.9%
$6,000,000	General Electric Capital Corp., 5.000%, due 06/15/07	5,967,210
		5,967,210
	Total Corporate Bonds/Notes (Cost $6,066,678)	5,967,210

U.S. GOVERNMENT AGENCY OBLIGATIONS: 68.7%
	Federal Home Loan Mortgage Corporation: 19.2%
20,000,000	5.350%, due 01/26/07	19,394,720
		19,394,720
	Federal National Mortgage Association: 30.8%
3,021,000	5.330%, due 03/15/07	2,910,419
29,300,000	5.440%, due 03/15/07	28,199,639
		31,110,058

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES Q	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Financing Corporation STRIP: 18.7%
$3,500,000	5.310%, due 04/06/07		$3,361,302
12,637,000	5.360%, due 05/11/07		12,071,103
3,645,000	5.370%, due 05/30/07		3,471,963
			18,904,368
	Total U.S. Government Agency Obligations (Cost $69,949,805)		69,409,146

U.S. TREASURY OBLIGATION: 1.2%
	U.S. Treasury STRIP: 1.2%
1,270,000	5.230%, due 02/15/07		1,229,834
	Total U.S. Treasury Obligation (Cost $1,232,681)		1,229,834

OTHER BOND: 2.8%
	Sovereign: 2.8%
3,000,000	Israel Trust, 5.350%, due 05/15/07		2,865,138
	Total Other Bond (Cost $2,880,082)		2,865,138
	Total Long-Term Investments (Cost $100,114,597)		100,865,455

SHORT-TERM INVESTMENT: 0.7%
	Repurchase Agreement: 0.7%
686,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $686,299 to be received upon repurchase (Collateralized by $711,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $700,677, due 04/18/16)		686,000
	Total Short-Term Investment (Cost $686,000)		686,000
	Total Investments In Securities (Cost $100,800,597)*	100.4%	$101,551,455
	Other Assets and Liabilities-Net	(0.4)	(370,353)
	Net Assets	100.0%	$101,181,102

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $101,308,168.

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,661,246
	Gross Unrealized Depreciation		(1,417,959)
	Net Unrealized Appreciation		$243,287

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	58.2%
Common Stock	28.1%
Other Bonds	7.0%
U.S. Treasury Obligation	6.2%
Repurchase Agreement	0.6%
Other Assets and Liabilities, Net	(0.1)%

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 28.1%
		Advertising: 0.2%
550		Omnicom Group	$49,000
			49,000
		Aerospace/Defense: 0.9%
3,050		Boeing Co.	249,826
900		General Dynamics Corp.	58,914
300		Goodrich Corp.	12,087
50		L-3 Communications Holdings, Inc.	3,771
1,410		Lockheed Martin Corp.	101,153
857		Northrop Grumman Corp.	54,899
1,757		Raytheon Co.	78,309
490		Rockwell Collins, Inc.	27,376
2,220		United Technologies Corp.	140,792
			727,127
		Agriculture: 0.5%
4,600		Altria Group, Inc.	337,778
1,950		Archer-Daniels-Midland Co.	80,496
660		Monsanto Co.	55,565
240		Reynolds America, Inc.	27,672
400		UST, Inc.	18,076
			519,587
		Airlines: 0.0%
1,500		Southwest Airlines Co.	24,555
			24,555
		Apparel: 0.1%
1,580	@	Coach, Inc.	47,242
380		Jones Apparel Group, Inc.	12,080
270		Liz Claiborne, Inc.	10,006
390		Nike, Inc.	31,590
300		VF Corp.	20,376
			121,294
		Auto Manufacturers: 0.1%
5,650		Ford Motor Co.	39,155
300		Paccar, Inc.	24,714
			63,869
		Auto Parts & Equipment: 0.0%
420	@	Goodyear Tire & Rubber Co.	4,662
400		Johnson Controls, Inc.	32,888
			37,550
		Banks: 1.8%
750		AmSouth Bancorp.	19,838
10,273		Bank of America Corp.	494,131
1,850		Bank of New York	$59,570
1,626		BB&T Corp.	67,625
350		Comerica, Inc.	18,197
350		Compass Bancshares, Inc.	19,460
200		First Horizon National Corp.	8,040
450		Huntington Bancshares, Inc.	10,611
900		Keycorp	32,112
200		M&T Bank Corp.	23,584
400		Marshall & Ilsley Corp.	18,296
1,000		Mellon Financial Corp.	34,430
2,130		National City Corp.	77,085
1,100		North Fork Bancorporation, Inc.	33,187
400		Northern Trust Corp.	22,120
650		PNC Financial Services Group, Inc.	45,611
1,000		Regions Financial Corp.	33,120
800		State Street Corp.	46,472
750		SunTrust Banks, Inc.	57,195
166		Synovus Financial Corp.	4,445
5,400		US Bancorp.	166,752
3,590		Wachovia Corp.	194,147
3,750		Wells Fargo & Co.	251,550
			1,737,578
		Beverages: 0.7%
1,750		Anheuser-Busch Cos., Inc.	79,783
300		Brown-Forman Corp.	21,435
6,200		Coca-Cola Co.	266,724
750		Coca-Cola Enterprises, Inc.	15,278
400	@	Constellation Brands, Inc.	10,000
400		Pepsi Bottling Group, Inc.	12,860
5,020		PepsiCo, Inc.	301,401
			707,481
		Biotechnology: 0.4%
2,592	@	Amgen, Inc.	169,076
800	@	Biogen Idec, Inc.	37,064
550	@	Genzyme Corp.	33,578
150	@	Millipore Corp.	9,449
			249,167
		Building Materials: 0.1%
350		American Standard Cos., Inc.	15,145
1,000		Masco Corp.	29,640
350		Vulcan Materials Co.	27,300
			72,085
		Chemicals: 0.3%
50		Air Products & Chemicals, Inc.	3,196
200		Ashland, Inc.	13,340
2,250		Dow Chemical Co.	87,818
500		Ecolab, Inc.	20,290
2,100		EI DuPont de Nemours & Co.	87,360
350		International Flavors & Fragrances, Inc.	12,334
520		PPG Industries, Inc.	34,320
750		Praxair, Inc.	40,500
400		Rohm & Haas Co.	20,048
300		Sherwin-Williams Co.	14,244
			333,450
		Commercial Services: 0.3%
300	@	Apollo Group, Inc.	15,501
2,250		Cendant Corp.	36,653
540		Equifax, Inc.	18,544
720		H&R Block, Inc.	17,179

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
1,300		McKesson Corp.	$61,464
600		Moody’s Corp.	32,676
800		Paychex, Inc.	31,184
600		Robert Half International, Inc.	25,200
600		RR Donnelley & Sons Co.	19,170
			257,571
		Computers: 1.3%
50	@	Affiliated Computer Services, Inc.	2,581
1,860	@	Apple Computer, Inc.	106,243
400	@	Computer Sciences Corp.	19,376
5,310	@	Dell, Inc.	129,617
1,150		Electronic Data Systems Corp.	27,669
5,450	@	EMC Corp.	59,787
10,700		Hewlett-Packard Co.	338,976
5,850		International Business Machines Corp.	449,397
250	@	Lexmark International, Inc.	13,958
400	@	NCR Corp.	14,656
800	@	Network Appliance, Inc.	28,240
400	@	Sandisk Corp.	20,392
7,700	@	Sun Microsystems, Inc.	31,955
750	@	Unisys Corp.	4,710
			1,247,557
		Cosmetics/Personal Care: 0.7%
300		Alberto-Culver Co.	14,616
1,000		Avon Products, Inc.	31,000
1,200		Colgate-Palmolive Co.	71,880
300		Estee Lauder Cos., Inc.	11,601
9,923		Procter & Gamble Co.	551,719
			680,816
		Distribution/Wholesale: 0.0%
522		Genuine Parts Co.	21,747
250		WW Grainger, Inc.	18,808
			40,555
		Diversified Financial Services: 2.6%
2,800		American Express Co.	149,016
620		Ameriprise Financial, Inc.	27,695
850		Capital One Financial Corp.	72,633
3,050		Charles Schwab Corp.	48,739
650		CIT Group, Inc.	33,989
11,250		Citigroup, Inc.	542,700
1,328		Countrywide Financial Corp.	50,570
800	@	E*Trade Financial Corp.	18,256
2,100		Fannie Mae	101,010
300		Federated Investors, Inc.	9,450
300		Franklin Resources, Inc.	26,043
1,500		Freddie Mac	85,515
1,600		Goldman Sachs Group, Inc.	240,688
500		Janus Capital Group, Inc.	8,950
7,900		JPMorgan Chase & Co.	331,800
300		Legg Mason, Inc.	29,856
2,080		Lehman Brothers Holdings, Inc.	135,512
2,150		Merrill Lynch & Co., Inc.	149,554
4,000		Morgan Stanley	252,840
950		SLM Corp.	50,274
600		T. Rowe Price Group, Inc.	22,686
430		The Bear Stearns Cos., Inc.	60,234
			2,448,010
		Electric: 0.7%
1,550	@	AES Corp.	$28,598
300	@	Allegheny Energy, Inc.	11,121
1,100		American Electric Power Co., Inc.	37,675
700		CenterPoint Energy Resources Corp.	8,750
900	@	CMS Energy Corp.	11,646
150		Consolidated Edison, Inc.	6,666
350		Constellation Energy Group, Inc.	19,082
1,000		Dominion Resources, Inc.	74,790
400		DTE Energy Co.	16,296
3,530		Duke Energy Corp.	103,676
820		Edison International	31,980
300		Exelon Corp.	17,049
1,390		FirstEnergy Corp.	75,352
950		FPL Group, Inc.	39,311
850		Pacific Gas & Electric Co.	33,388
300		Pinnacle West Capital Corp.	11,973
1,400		PPL Corp.	45,220
200		Progress Energy, Inc.	8,574
100		Public Service Enterprise Group, Inc.	6,612
400		Southern Co.	12,820
150		TECO Energy, Inc.	2,241
1,410		TXU Corp.	84,304
1,150		Xcel Energy, Inc.	22,057
			709,181
		Electrical Components & Equipment: 0.1%
950		Emerson Electric Co.	79,620
300		Molex, Inc.	10,071
			89,691
		Electronics: 0.1%
1,300	@	Agilent Technologies, Inc.	41,028
450		Applera Corp.-Applied Biosystems Group	14,558
300	@	Fisher Scientific International, Inc.	21,915
340		Jabil Circuit, Inc.	8,704
350		PerkinElmer, Inc.	7,315
1,150	@	Sanmina-SCI Corp.	5,290
4,130	@	Solectron Corp.	14,125
350	@	Thermo Electron Corp.	12,684
300	@	Waters Corp.	13,320
			138,939
		Engineering & Construction: 0.0%
200		Fluor Corp.	18,586
			18,586
		Entertainment: 0.0%
1,000		International Game Technology	37,940
			37,940
		Environmental Control: 0.0%
1,250		Waste Management, Inc.	44,850
			44,850
		Food: 0.3%
350		Campbell Soup Co.	12,989
1,150		ConAgra Foods, Inc.	25,427
300	@	Dean Foods Co.	11,157
1,000		General Mills, Inc.	51,660
950		HJ Heinz Co.	39,159

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
550		Kellogg Co.	$26,637
1,500		Kroger Co.	32,790
350		McCormick & Co., Inc.	11,743
1,000		Safeway, Inc.	26,000
1,719		Sara Lee Corp.	27,538
685		Supervalu, Inc.	21,030
300		Whole Foods Market, Inc.	19,392
525		WM Wrigley Jr. Co.	23,814
			329,336
		Forest Products & Paper: 0.1%
1,100		International Paper Co.	35,530
350		Louisiana-Pacific Corp.	7,665
550		MeadWestvaco Corp.	15,362
50		Plum Creek Timber Co., Inc.	1,775
300		Temple-Inland, Inc.	12,861
600		Weyerhaeuser Co.	37,350
			110,543
		Gas: 0.0%
200		Nicor, Inc.	8,300
750		Sempra Energy	34,110
			42,410
		Hand/Machine Tools: 0.0%
320		Black & Decker Corp.	27,027
250		Snap-On, Inc.	10,105
150		Stanley Works	7,083
			44,215
		Healthcare-Products: 0.6%
50		Bausch & Lomb, Inc.	2,452
1,350		Baxter International, Inc.	49,626
540		Becton Dickinson & Co.	33,010
300		CR Bard, Inc.	21,978
6,600		Johnson & Johnson	395,472
900	@	St. Jude Medical, Inc.	29,178
100		Stryker Corp.	4,211
500	@	Zimmer Holdings, Inc.	28,360
			564,287
		Healthcare-Services: 0.6%
1,790		Aetna, Inc.	71,475
680	@	Coventry Health Care, Inc.	37,359
700	@	Humana, Inc.	37,590
300	@	Laboratory Corp. of America Holdings	18,669
300		Quest Diagnostics	17,976
5,160		UnitedHealth Group, Inc.	231,065
2,530	@	WellPoint, Inc.	184,108
			598,242
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,074
100		Whirlpool Corp.	8,265
			25,339
		Household Products/Wares: 0.1%
80		Clorox Co.	4,878
300		Fortune Brands, Inc.	21,303
1,150		Kimberly-Clark Corp.	70,955
			97,136

		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	$16,790
			16,790
		Insurance: 1.4%
730	@@	ACE Ltd.	36,931
1,100		Aflac, Inc.	50,985
1,920		Allstate Corp.	105,082
350		AMBAC Financial Group, Inc.	28,385
5,800		American International Group, Inc.	342,490
800		AON Corp.	27,856
1,580		Chubb Corp.	78,842
320		Cigna Corp.	31,523
295		Cincinnati Financial Corp.	13,868
900		Genworth Financial, Inc.	31,356
950		Hartford Financial Services Group, Inc.	80,370
914		Lincoln National Corp.	51,586
900		Loews Corp.	31,905
350		MBIA, Inc.	20,493
2,270		Metlife, Inc.	116,247
350		MGIC Investment Corp.	22,750
600		Principal Financial Group	33,390
1,760		Progressive Corp.	45,250
1,550		Prudential Financial, Inc.	120,435
350		Safeco Corp.	19,723
1,500		St. Paul Cos.	66,870
250		Torchmark Corp.	15,180
750		UnumProvident Corp.	13,598
			1,385,115
		Internet: 0.3%
700	@	Amazon.com, Inc.	27,076
2,650	@	eBay, Inc.	77,619
400	@	Google, Inc.	167,732
300	@	Monster Worldwide, Inc.	12,798
2,426	@	Symantec Corp.	37,700
100	@	VeriSign, Inc.	2,317
			325,242
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	13,848
1,180		Nucor Corp.	64,015
300		United States Steel Corp.	21,036
			98,899
		Leisure Time: 0.1%
300		Brunswick Corp.	9,975
1,000		Carnival Corp.	41,740
700		Harley-Davidson, Inc.	38,423
350		Sabre Holdings Corp.	7,700
			97,838
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
950		Hilton Hotels Corp.	26,866
840		Marriott International, Inc.	32,021
500		Starwood Hotels & Resorts	30,170
			96,175
		Machinery-Construction & Mining: 0.1%
1,500		Caterpillar, Inc.	111,720
			111,720

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Diversified: 0.1%
100		Cummins, Inc.	$12,225
500		Deere & Co.	41,745
300		Rockwell Automation, Inc.	21,603
			75,573
		Media: 0.9%
2,350		CBS Corp.-Class B	63,568
1,100		Clear Channel Communications, Inc.	34,045
4,800	@	Comcast Corp.	157,152
1,460		McGraw-Hill Cos., Inc.	73,336
170		Meredith Corp.	8,422
300		New York Times Co.	7,362
7,150		News Corp., Inc.	137,137
9,950		Time Warner, Inc.	172,135
500	@	Univision Communications, Inc.	16,750
1,850	@	Viacom, Inc.-Class B	66,304
4,950		Walt Disney Co.	148,500
			884,711
		Mining: 0.2%
1,900		Alcoa, Inc.	61,484
450		Freeport-McMoRan Copper & Gold, Inc.	24,935
1,000		Newmont Mining Corp.	52,930
380		Phelps Dodge Corp.	31,221
			170,570
		Miscellaneous Manufacturing: 1.3%
1,700		3M Co.	137,309
300	@	Cooper Industries Ltd.	27,876
700		Danaher Corp.	45,024
400		Dover Corp.	19,772
700		Eastman Kodak Co.	16,646
350		Eaton Corp.	26,390
23,050		General Electric Co.	759,728
2,450		Honeywell International, Inc.	98,735
1,000		Illinois Tool Works, Inc.	47,500
800	@@	Ingersoll-Rand Co.	34,224
300		ITT Industries, Inc.	14,850
400		Leggett & Platt, Inc.	9,992
300		Parker Hannifin Corp.	23,280
350		Textron, Inc.	32,263
			1,293,589
		Office/Business Equipment: 0.2%
500		Pitney Bowes, Inc.	20,650
2,100	@	Xerox Corp.	29,211
			49,861
		Oil & Gas: 2.8%
1,000		Anadarko Petroleum Corp.	47,690
682		Apache Corp.	46,547
6,632		ChevronTexaco Corp.	411,582
4,425		ConocoPhillips	289,970
900		Devon Energy Corp.	54,369
700		EOG Resources, Inc.	48,538
20,650		ExxonMobil Corp.	1,266,853
480		Hess Corp.	25,368
500		Kerr-McGee Corp.	34,675
940		Marathon Oil Corp.	78,302
300		Murphy Oil Corp.	16,758
500	@,@@	Nabors Industries Ltd.	16,895
300	@	Noble Corp.	22,326
1,500		Occidental Petroleum Corp.	153,825
250		Rowan Cos., Inc.	$8,898
300		Sunoco, Inc.	20,787
2,200		Valero Energy Corp.	146,344
800		XTO Energy, Inc.	35,416
			2,725,143
		Oil & Gas Services: 0.0%
100		Baker Hughes, Inc.	8,185
1,000		Halliburton Co.	74,210
2,500		Schlumberger Ltd.	162,775
			245,170
		Packaging & Containers: 0.0%
300		Ball Corp.	11,112
300		Bemis Co.	9,186
300		Sealed Air Corp.	15,624
			35,922
		Pharmaceuticals: 1.5%
3,400		Abbott Laboratories	148,274
350		Allergan, Inc.	37,541
880		AmerisourceBergen Corp.	36,890
300	@	Barr Pharmaceuticals, Inc.	14,307
900		Bristol-Myers Squibb Co.	23,274
900		Cardinal Health, Inc.	57,897
980		Caremark Rx, Inc.	48,873
450	@	Express Scripts, Inc.	32,283
800	@	Forest Laboratories, Inc.	30,952
1,000	@	Gilead Sciences, Inc.	59,160
700	@	Hospira, Inc.	30,058
900	@	King Pharmaceuticals, Inc.	15,300
652	@	Medco Health Solutions, Inc.	37,347
6,500		Merck & Co., Inc.	236,795
500		Mylan Laboratories	10,000
16,710		Pfizer, Inc.	392,184
3,400		Schering-Plough Corp.	64,702
350	@	Watson Pharmaceuticals, Inc.	8,148
3,000		Wyeth	133,230
			1,417,215
		Pipelines: 0.0%
300		Williams Cos., Inc.	7,008
			7,008
		Real Estate Investment Trusts: 0.1%
300		Apartment Investment & Management Co.	13,035
400		Kimco Realty Corp.	14,596
300		Public Storage, Inc.	22,770
450		Simon Property Group LP	37,323
			87,724
		Retail: 1.9%
350	@	Autonation, Inc.	7,504
200	@	Autozone, Inc.	17,640
650	@	Bed Bath & Beyond, Inc.	21,561
1,280		Best Buy Co., Inc.	70,195
350		Circuit City Stores, Inc.	9,527
1,450		Costco Wholesale Corp.	82,839
1,700		CVS Corp.	52,190
450		Darden Restaurants, Inc.	17,730
700		Dollar General Corp.	9,786
250		Family Dollar Stores, Inc.	6,108
1,228		Federated Department Stores	44,945
1,740		Gap, Inc.	30,276

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
4,700		Home Depot, Inc.	$168,213
750		JC Penney Co., Inc.	50,633
800	@	Kohl’s Corp.	47,296
800		Limited Brands	20,472
1,780		Lowe’s Cos., Inc.	107,993
4,800		McDonald’s Corp.	161,280
800		Nordstrom, Inc.	29,200
970	@	Office Depot, Inc.	36,860
330	@	Sears Holding Corp.	51,097
2,800		Staples, Inc.	68,096
2,800	@	Starbucks Corp.	105,728
1,900		Target Corp.	92,853
300		Tiffany & Co.	9,906
1,300		TJX Cos., Inc.	29,718
5,450		Wal-Mart Stores, Inc.	262,527
3,030		Walgreen Co.	135,865
350		Wendy’s International, Inc.	20,402
850		Yum! Brands, Inc.	42,730
			1,811,170
		Savings & Loans: 0.1%
660		Golden West Financial Corp.	48,972
210		Sovereign Bancorp., Inc.	4,265
380		Washington Mutual, Inc.	17,320
			70,557
		Semiconductors: 0.8%
1,500	@	Advanced Micro Devices, Inc.	36,630
850	@	Altera Corp.	14,918
1,050		Analog Devices, Inc.	33,747
3,550		Applied Materials, Inc.	57,794
1,025	@	Broadcom Corp.	30,801
1,548	@	Freescale Semiconductor, Inc.	45,511
12,800		Intel Corp.	242,560
150		KLA-Tencor Corp.	6,236
700		Linear Technology Corp.	23,443
800	@	LSI Logic Corp.	7,160
750		Maxim Integrated Products	24,083
1,400	@	Micron Technology, Inc.	21,084
1,250		National Semiconductor Corp.	29,813
350	@	Novellus Systems, Inc.	8,645
700	@	Nvidia Corp.	14,903
400	@	QLogic Corp.	6,896
3,600		Texas Instruments, Inc.	109,044
800		Xilinx, Inc.	18,120
			731,388
		Software: 1.0%
1,120	@	Adobe Systems, Inc.	34,003
720	@	Autodesk, Inc.	24,811
1,300		Automatic Data Processing, Inc.	58,955
750	@	BMC Software, Inc.	17,925
1,100		CA, Inc.	22,605
350	@	Citrix Systems, Inc.	14,049
1,300	@	Compuware Corp.	8,710
700	@	Electronic Arts, Inc.	30,128
1,687		First Data Corp.	75,982
400	@	Fiserv, Inc.	18,144
500		IMS Health, Inc.	13,425
400	@	Intuit, Inc.	24,156
19,800		Microsoft Corp.	461,340
1,050	@	Novell, Inc.	6,962
8,720	@	Oracle Corp.	126,353
440	@	Parametric Technology Corp.	5,592
			943,140
		Telecommunications: 1.7%
200		Alltel Corp.	12,766
11,167		AT&T, Inc.	311,448
900	@	Avaya, Inc.	10,278
5,150		BellSouth Corp.	186,430
400		CenturyTel, Inc.	14,860
23,200	@	Cisco Systems, Inc.	453,096
800		Citizens Communications Co.	10,440
400	@	Comverse Technology, Inc.	7,908
3,400	@	Corning, Inc.	82,246
395	@	Embarq Corp.	16,191
7,560		Motorola, Inc.	152,334
3,800		Qualcomm, Inc.	152,266
8,606		Sprint Corp.-FON Group	172,034
950	@	Tellabs, Inc.	12,645
1,650		Verizon Communications, Inc.	55,259
			1,650,201
		Textiles: 0.0%
400		Cintas Corp.	15,904
			15,904
		Toys/Games/Hobbies: 0.0%
750		Hasbro, Inc.	13,583
950		Mattel, Inc.	15,685
			29,268
		Transportation: 0.4%
900		Burlington Northern Santa Fe Corp.	71,325
450		CSX Corp.	31,698
100		FedEx Corp.	11,686
1,500		Norfolk Southern Corp.	79,830
100		Union Pacific Corp.	9,296
2,450		United Parcel Service, Inc.	201,709
			405,544
		Total Common Stock (Cost $25,264,612)	26,949,384

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.2%
	Federal Home Loan Mortgage Corporation: 8.1%
$6,250,000	5.380%, due 07/15/07	5,914,156
2,000,000	5.380%, due 09/15/07	1,876,004
		7,790,160
	Federal National Mortgage Association: 36.6%
37,000,000	5.450%, due 06/15/07	35,136,865
		35,136,865
	Financing Corporation STRIP: 13.5%
3,720,000	5.360%, due 06/06/07	3,540,291
7,558,000	5.420%, due 12/06/07	7,005,722
2,653,000	5.430%, due 12/27/07	2,451,552
		12,997,565
	Total U.S. Government Agency Obligations (Cost $56,781,408)	55,924,590

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES R	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATION: 6.2%
	U.S. Treasury STRIP: 6.2%
$6,201,000	5.280%, due 05/15/07		$5,928,156
	Total U.S. Treasury Obligation (Cost $5,944,178)		5,928,156

OTHER BONDS: 7.0%
	Sovereign: 7.0%
3,185,000	Turkey Trust, 5.310%, due 05/15/07		3,041,822
3,917,000	Israel Trust, 5.350%, due 11/15/07		3,644,635
	Total Other Bonds (Cost $6,810,974)		6,686,457
	Total Long-Term Investments (Cost $94,801,172)		95,488,587

SHORT-TERM INVESTMENT: 0.6%
	Repurchase Agreement: 0.6%
560,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $686,299 to be received upon repurchase (Collateralized by $580,000 Federal Home Loan Mortgage Corporation, 5.230%, Market Value plus accrued interest $571,579, due 04/18/16)		560,000
	Total Short-Term Investment (Cost $560,000)		560,000
	Total Investments In Securities (Cost $95,361,172)*	100.1%	$96,048,587
	Other Assets and Liabilities-Net	(0.1)	(52,173)
	Net Assets	100.0%	$95,996,414

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $95,781,544.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,242,944
Gross Unrealized Depreciation	(1,975,901)
Net Unrealized Appreciation	$267,043

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	58.7%
Common Stock	31.9%
U.S. Treasury Obligation	7.9%
Other Bond	1.2%
Repurchase Agreement	0.5%
Other Assets and Liablilities, Net	(0.2)%

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 31.9%
		Advertising: 0.1%
1,000		Omnicom Group	$89,090
			89,090
		Aerospace/Defense: 0.8%
4,750		Boeing Co.	389,073
1,300		General Dynamics Corp.	85,098
400		Goodrich Corp.	16,116
50		L-3 Communications Holdings, Inc.	3,771
2,100		Lockheed Martin Corp.	150,654
1,312		Northrop Grumman Corp.	84,047
2,174		Raytheon Co.	96,895
580		Rockwell Collins, Inc.	32,405
3,500		United Technologies Corp.	221,970
			1,080,029
		Agriculture: 0.6%
7,150		Altria Group, Inc.	525,025
3,000		Archer-Daniels-Midland Co.	123,840
1,040		Monsanto Co.	87,558
330		Reynolds America, Inc.	38,049
500		UST, Inc.	22,595
			797,067
		Airlines: 0.0%
2,400		Southwest Airlines Co.	39,288
			39,288
		Apparel: 0.1%
2,470	@	Coach, Inc.	73,853
310		Jones Apparel Group, Inc.	9,855
476		Liz Claiborne, Inc.	17,641
640		Nike, Inc.	51,840
350		VF Corp.	23,772
			176,961
		Auto Manufacturers: 0.1%
9,000		Ford Motor Co.	62,370
300	@	Navistar International Corp.	7,383
600		Paccar, Inc.	49,428
			119,181
		Auto Parts & Equipment: 0.2%
1,090	@	Goodyear Tire & Rubber Co.	12,099
650		Johnson Controls, Inc.	53,443
			65,542
		Banks: 2.1%
1,600		AmSouth Bancorp.	$42,320
15,593		Bank of America Corp.	750,023
2,850		Bank of New York	91,770
2,394		BB&T Corp.	99,566
500		Comerica, Inc.	25,995
400		Compass Bancshares, Inc.	22,240
250		First Horizon National Corp.	10,050
800		Huntington Bancshares, Inc.	18,864
1,350		Keycorp	48,168
350		M&T Bank Corp.	41,272
850		Marshall & Ilsley Corp.	38,879
1,600		Mellon Financial Corp.	55,088
3,110		National City Corp.	112,551
1,600		North Fork Bancorporation, Inc.	48,272
650		Northern Trust Corp.	35,945
1,050		PNC Financial Services Group, Inc.	73,679
1,600		Regions Financial Corp.	52,992
1,050		State Street Corp.	60,995
1,350		SunTrust Banks, Inc.	102,951
244		Synovus Financial Corp.	6,534
8,150		US Bancorp.	251,672
5,524		Wachovia Corp.	298,738
5,700		Wells Fargo & Co.	382,356
50		Zions Bancorporation	3,897
			2,674,817
		Beverages: 0.8%
2,700		Anheuser-Busch Cos., Inc.	123,093
400		Brown-Forman Corp.	28,580
9,500		Coca-Cola Co.	408,690
1,150		Coca-Cola Enterprises, Inc.	23,426
600	@	Constellation Brands, Inc.	15,000
850		Pepsi Bottling Group, Inc.	27,328
7,590		PepsiCo, Inc.	455,704
			1,081,821
		Biotechnology: 0.3%
4,150	@	Amgen, Inc.	270,705
1,100	@	Biogen Idec, Inc.	50,963
900	@	Genzyme Corp.	54,945
300	@	Millipore Corp.	18,897
			395,510
		Building Materials: 0.1%
550		American Standard Cos., Inc.	23,799
1,600		Masco Corp.	47,424
400		Vulcan Materials Co.	31,200
			102,423
		Chemicals: 0.4%
200		Air Products & Chemicals, Inc.	12,784
3,550		Dow Chemical Co.	138,557
350		Eastman Chemical Co.	18,900
800		Ecolab, Inc.	32,464
3,100		EI DuPont de Nemours & Co.	128,960
400		International Flavors & Fragrances, Inc.	14,096
800		PPG Industries, Inc.	52,800
1,350		Praxair, Inc.	72,900
900		Rohm & Haas Co.	45,108
450		Sherwin-Williams Co.	21,366
			537,935

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	$25,835
3,450		Cendant Corp.	56,201
900		Equifax, Inc.	30,906
1,060		H&R Block, Inc.	25,292
1,700		McKesson Corp.	80,376
900		Moody’s Corp.	49,014
1,300		Paychex, Inc.	50,674
550		Robert Half International, Inc.	23,100
800		RR Donnelley & Sons Co.	25,560
			366,958
		Computers: 1.5%
100	@	Affiliated Computer Services, Inc.	5,161
2,920	@	Apple Computer, Inc.	166,790
650	@	Computer Sciences Corp.	31,486
8,130	@	Dell, Inc.	198,453
1,700		Electronic Data Systems Corp.	40,902
8,250	@	EMC Corp.	90,503
16,000		Hewlett-Packard Co.	506,880
9,050		International Business Machines Corp.	695,221
340	@	Lexmark International, Inc.	18,982
650	@	NCR Corp.	23,816
1,200	@	Network Appliance, Inc.	42,360
600	@	Sandisk Corp.	30,588
11,700	@	Sun Microsystems, Inc.	48,555
1,450	@	Unisys Corp.	9,106
			1,908,803
		Cosmetics/Personal Care: 0.8%
350		Alberto-Culver Co.	17,052
1,600		Avon Products, Inc.	49,600
1,750		Colgate-Palmolive Co.	104,825
400		Estee Lauder Cos., Inc.	15,468
15,137		Procter & Gamble Co.	841,617
			1,028,562
		Distribution/Wholesale: 0.0%
886		Genuine Parts Co.	36,911
300		WW Grainger, Inc.	22,569
			59,480
		Diversified Financial Services: 2.9%
4,250		American Express Co.	226,185
990		Ameriprise Financial, Inc.	44,223
1,370		Capital One Financial Corp.	117,067
4,700		Charles Schwab Corp.	75,106
750		CIT Group, Inc.	39,218
16,950		Citigroup, Inc.	817,668
2,058		Countrywide Financial Corp.	78,369
1,200	@	E*Trade Financial Corp.	27,384
3,290		Fannie Mae	158,249
350		Federated Investors, Inc.	11,025
450		Franklin Resources, Inc.	39,065
2,400		Freddie Mac	136,824
2,450		Goldman Sachs Group, Inc.	368,554
800		Janus Capital Group, Inc.	14,320
12,100		JPMorgan Chase & Co.	508,200
400		Legg Mason, Inc.	39,808
3,160		Lehman Brothers Holdings, Inc.	205,874
3,150		Merrill Lynch & Co., Inc.	219,114
6,200		Morgan Stanley	391,902
1,600		SLM Corp.	84,672
700		T. Rowe Price Group, Inc.	$26,467
660		The Bear Stearns Cos., Inc.	92,453
			3,721,747
		Electric: 0.9%
2,450	@	AES Corp.	45,203
550	@	Allegheny Energy, Inc.	20,389
1,700		American Electric Power Co., Inc.	58,225
1,050		CenterPoint Energy Resources Corp.	13,125
1,400	@	CMS Energy Corp.	18,116
200		Consolidated Edison, Inc.	8,888
850		Constellation Energy Group, Inc.	46,342
1,500		Dominion Resources, Inc.	112,185
600		DTE Energy Co.	24,444
5,354		Duke Energy Corp.	157,247
1,040		Edison International	40,560
400		Exelon Corp.	22,732
2,000		FirstEnergy Corp.	108,420
1,800		FPL Group, Inc.	74,484
1,350		Pacific Gas & Electric Co.	53,028
400		Pinnacle West Capital Corp.	15,964
2,200		PPL Corp.	71,060
300		Progress Energy, Inc.	12,861
250		Public Service Enterprise Group, Inc.	16,530
600		Southern Co.	19,230
250		TECO Energy, Inc.	3,735
2,100		TXU Corp.	125,559
1,750		Xcel Energy, Inc.	33,565
			1,101,892
		Electrical Components & Equipment: 0.1%
1,400		Emerson Electric Co.	117,334
400		Molex, Inc.	13,428
			130,762
		Electronics: 0.2%
1,850	@	Agilent Technologies, Inc.	58,386
650		Applera Corp.-Applied Biosystems Group	21,028
400	@	Fisher Scientific International, Inc.	29,220
690		Jabil Circuit, Inc.	17,664
400		PerkinElmer, Inc.	8,360
1,700	@	Sanmina-SCI Corp.	7,820
6,320	@	Solectron Corp.	21,614
500	@	Thermo Electron Corp.	18,120
450	@	Waters Corp.	19,980
			202,192
		Engineering & Construction: 0.0%
300		Fluor Corp.	27,879
			27,879
		Entertainment: 0.0%
1,150		International Game Technology	43,631
			43,631
		Environmental Control: 0.2%
1,850		Waste Management, Inc.	66,378
			66,378

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 0.4%
600		Campbell Soup Co.	$22,266
1,800		ConAgra Foods, Inc.	39,798
400	@	Dean Foods Co.	14,876
1,600		General Mills, Inc.	82,656
1,350		HJ Heinz Co.	55,647
1,000		Kellogg Co.	48,430
2,300		Kroger Co.	50,278
550		McCormick & Co., Inc.	18,453
1,650		Safeway, Inc.	42,900
2,663		Sara Lee Corp.	42,661
1,304		Supervalu, Inc.	40,033
400		Whole Foods Market, Inc.	25,856
987		WM Wrigley Jr. Co.	44,770
			528,624
		Forest Products & Paper: 0.1%
1,700		International Paper Co.	54,910
490		Louisiana-Pacific Corp.	10,731
800		MeadWestvaco Corp.	22,344
200		Plum Creek Timber Co., Inc.	7,100
400		Temple-Inland, Inc.	17,148
1,000		Weyerhaeuser Co.	62,250
			174,483
		Gas: 0.0%
1,140		Sempra Energy	51,847
			51,847
		Hand/Machine Tools: 0.0%
320		Black & Decker Corp.	27,027
200		Snap-On, Inc.	8,084
400		Stanley Works	18,888
			53,999
		Healthcare-Products: 0.7%
300		Bausch & Lomb, Inc.	14,712
2,050		Baxter International, Inc.	75,358
870		Becton Dickinson & Co.	53,183
400		CR Bard, Inc.	29,304
10,100		Johnson & Johnson	605,192
1,400	@	St. Jude Medical, Inc.	45,388
200		Stryker Corp.	8,422
900	@	Zimmer Holdings, Inc.	51,048
			882,607
		Healthcare-Services: 0.7%
3,280		Aetna, Inc.	130,970
780	@	Coventry Health Care, Inc.	42,853
1,090	@	Humana, Inc.	58,533
400	@	Laboratory Corp. of America Holdings	24,892
400		Quest Diagnostics	23,968
7,920		UnitedHealth Group, Inc.	354,658
3,780	@	WellPoint, Inc.	275,071
			910,945
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,611
300		Whirlpool Corp.	24,795
			50,406
		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	$23,224
140		Clorox Co.	8,536
450		Fortune Brands, Inc.	31,955
1,750		Kimberly-Clark Corp.	107,975
			171,690
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	24,539
			24,539
		Insurance: 1.6%
1,000	@@	ACE Ltd.	50,590
1,700		Aflac, Inc.	78,795
3,010		Allstate Corp.	164,737
350		AMBAC Financial Group, Inc.	28,385
8,850		American International Group, Inc.	522,593
1,550		AON Corp.	53,971
2,140		Chubb Corp.	106,786
350		Cigna Corp.	34,479
532		Cincinnati Financial Corp.	25,009
1,300		Genworth Financial, Inc.	45,292
1,400		Hartford Financial Services Group, Inc.	118,440
1,433		Lincoln National Corp.	80,879
1,330		Loews Corp.	47,149
600		MBIA, Inc.	35,130
3,510		Metlife, Inc.	179,747
310		MGIC Investment Corp.	20,150
1,000		Principal Financial Group	55,650
3,080		Progressive Corp.	79,187
2,480		Prudential Financial, Inc.	192,696
400		Safeco Corp.	22,540
2,330		St. Paul Cos.	103,871
400		Torchmark Corp.	24,288
1,000		UnumProvident Corp.	18,130
			2,088,494
		Internet: 0.4%
1,000	@	Amazon.com, Inc.	38,680
3,950	@	eBay, Inc.	115,696
700	@	Google, Inc.	293,531
350	@	Monster Worldwide, Inc.	14,931
3,710	@	Symantec Corp.	57,653
200	@	VeriSign, Inc.	4,634
			525,125
		Iron/Steel: 0.1%
300		Allegheny Technologies, Inc.	20,772
1,900		Nucor Corp.	103,075
350		United States Steel Corp.	24,542
			148,389
		Leisure Time: 0.1%
350		Brunswick Corp.	11,638
1,550		Carnival Corp.	64,697
1,000		Harley-Davidson, Inc.	54,890
550		Sabre Holdings Corp.	12,100
			143,325
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
1,450		Hilton Hotels Corp.	41,006
1,500		Marriott International, Inc.	57,180
800		Starwood Hotels & Resorts	48,272
			153,576

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.1%
2,300		Caterpillar, Inc.	$171,304
			171,304
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	30,563
800		Deere & Co.	66,792
550		Rockwell Automation, Inc.	39,606
			136,961
		Media: 1.1%
2,875	@	CBS Corp.-Class B	103,040
1,700		Clear Channel Communications, Inc.	52,615
7,300	@	Comcast Corp.	239,002
400		EW Scripps Co.	17,256
2,250		McGraw-Hill Cos., Inc.	113,018
140		Meredith Corp.	6,936
450		New York Times Co.	11,043
10,900		News Corp., Inc.	209,062
15,200		Time Warner, Inc.	262,960
800	@	Univision Communications, Inc.	26,800
3,575		Viacom, Inc.-Class B	96,704
7,450		Walt Disney Co.	223,500
			1,361,936
		Mining: 0.2%
3,000		Alcoa, Inc.	97,080
600		Freeport-McMoRan Copper & Gold, Inc.	33,246
1,500		Newmont Mining Corp.	79,395
800		Phelps Dodge Corp.	65,728
			275,449
		Miscellaneous Manufacturing: 1.5%
2,650		3M Co.	214,041
400	@	Cooper Industries Ltd.	37,168
1,000		Danaher Corp.	64,320
650		Dover Corp.	32,130
1,000		Eastman Kodak Co.	23,780
550		Eaton Corp.	41,470
35,150		General Electric Co.	1,158,544
3,850		Honeywell International, Inc.	155,155
1,500		Illinois Tool Works, Inc.	71,250
1,100	@@	Ingersoll-Rand Co.	47,058
600		ITT Industries, Inc.	29,700
600		Leggett & Platt, Inc.	14,988
400		Parker Hannifin Corp.	31,040
420		Textron, Inc.	38,716
			1,959,360
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	33,040
3,200	@	Xerox Corp.	44,512
			77,552
		Oil & Gas: 3.2%
1,300		Anadarko Petroleum Corp.	61,997
1,022		Apache Corp.	69,752
9,362		ChevronTexaco Corp.	581,006
7,018		ConocoPhillips	459,890
1,450		Devon Energy Corp.	87,595
800		EOG Resources, Inc.	55,472
31,550		ExxonMobil Corp.	1,935,567
860		Hess Corp.	45,451
800		Kerr-McGee Corp.	55,480
1,550		Marathon Oil Corp.	$129,115
500		Murphy Oil Corp.	27,930
700	@,@@	Nabors Industries Ltd.	23,653
400	@	Noble Corp.	29,768
2,260		Occidental Petroleum Corp.	231,763
300		Rowan Cos., Inc.	10,677
500		Sunoco, Inc.	34,645
3,200		Valero Energy Corp.	212,864
1,100		XTO Energy, Inc.	48,697
			4,101,322
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	16,370
1,650		Halliburton Co.	122,447
3,600		Schlumberger Ltd.	234,396
			373,213
		Packaging & Containers: 0.0%
310		Ball Corp.	11,482
700	@	Pactiv Corp.	17,325
350		Sealed Air Corp.	18,228
			47,035
		Pharmaceuticals: 1.7%
5,500		Abbott Laboratories	239,855
350		Allergan, Inc.	37,541
1,360		AmerisourceBergen Corp.	57,011
400	@	Barr Pharmaceuticals, Inc.	19,076
1,300		Bristol-Myers Squibb Co.	33,618
1,420		Cardinal Health, Inc.	91,349
1,610		Caremark Rx, Inc.	80,291
700	@	Express Scripts, Inc.	50,218
1,050	@	Forest Laboratories, Inc.	40,625
1,600	@	Gilead Sciences, Inc.	94,656
1,000	@	Hospira, Inc.	42,940
1,100	@	King Pharmaceuticals, Inc.	18,700
1,046	@	Medco Health Solutions, Inc.	59,915
10,050		Merck & Co., Inc.	366,122
800		Mylan Laboratories	16,000
25,040		Pfizer, Inc.	587,689
5,200		Schering-Plough Corp.	98,956
400	@	Watson Pharmaceuticals, Inc.	9,312
4,600		Wyeth	204,286
			2,148,160
		Pipelines: 0.0%
100		Kinder Morgan, Inc.	9,989
350		Williams Cos., Inc.	8,176
			18,165
		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	17,380
700		Kimco Realty Corp.	25,543
400		Public Storage, Inc.	30,360
750		Simon Property Group LP	62,205
			135,488
		Retail: 2.1%
600	@	Autonation, Inc.	12,864
300	@	Autozone, Inc.	26,460
1,150	@	Bed Bath & Beyond, Inc.	38,146
1,885		Best Buy Co., Inc.	103,373
550		Circuit City Stores, Inc.	14,971
2,250		Costco Wholesale Corp.	128,543

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
2,700		CVS Corp.	$82,890
700		Darden Restaurants, Inc.	27,580
1,000		Dollar General Corp.	13,980
100		Family Dollar Stores, Inc.	2,443
1,908		Federated Department Stores	69,833
2,030		Gap, Inc.	35,322
7,310		Home Depot, Inc.	261,625
1,100		JC Penney Co., Inc.	74,261
1,150	@	Kohl’s Corp.	67,988
1,150		Limited Brands	29,429
2,670		Lowe’s Cos., Inc.	161,989
7,300		McDonald’s Corp.	245,280
800		Nordstrom, Inc.	29,200
1,790	@	Office Depot, Inc.	68,020
380	@	Sears Holding Corp.	58,839
4,145		Staples, Inc.	100,806
3,600	@	Starbucks Corp.	135,936
3,150		Target Corp.	153,941
500		Tiffany & Co.	16,510
1,850		TJX Cos., Inc.	42,291
8,150		Wal-Mart Stores, Inc.	392,586
4,610		Walgreen Co.	206,712
400		Wendy’s International, Inc.	23,316
1,250		Yum! Brands, Inc.	62,838
			2,687,972
		Savings & Loans: 0.1%
1,020		Golden West Financial Corp.	75,684
315		Sovereign Bancorp., Inc.	6,398
691		Washington Mutual, Inc.	31,496
			113,578
		Semiconductors: 0.9%
2,200	@	Advanced Micro Devices, Inc.	53,724
1,300	@	Altera Corp.	22,815
1,700		Analog Devices, Inc.	54,638
5,400		Applied Materials, Inc.	87,912
1,475	@	Broadcom Corp.	44,324
2,386	@	Freescale Semiconductor, Inc.	70,148
19,540		Intel Corp.	370,283
200		KLA-Tencor Corp.	8,314
1,000		Linear Technology Corp.	33,490
1,200	@	LSI Logic Corp.	10,740
1,050		Maxim Integrated Products	33,716
2,250	@	Micron Technology, Inc.	33,885
1,900		National Semiconductor Corp.	45,315
450	@	Novellus Systems, Inc.	11,115
1,100	@	Nvidia Corp.	23,419
1,000	@	QLogic Corp.	17,240
5,450		Texas Instruments, Inc.	165,081
1,100		Xilinx, Inc.	24,915
			1,111,074
		Software: 1.1%
1,740	@	Adobe Systems, Inc.	52,826
1,020	@	Autodesk, Inc.	35,149
2,000		Automatic Data Processing, Inc.	90,700
1,060	@	BMC Software, Inc.	25,334
1,650		CA, Inc.	33,908
1,000	@	Citrix Systems, Inc.	40,140
1,850	@	Compuware Corp.	12,395
1,070	@	Electronic Arts, Inc.	46,053
2,578		First Data Corp.	116,113
700	@	Fiserv, Inc.	31,752
800		IMS Health, Inc.	$21,480
600	@	Intuit, Inc.	36,234
30,250		Microsoft Corp.	704,825
1,050	@	Novell, Inc.	6,962
13,240	@	Oracle Corp.	191,848
708	@	Parametric Technology Corp.	8,999
			1,454,718
		Telecommunications: 2.0%
400		Alltel Corp.	25,532
17,008		AT&T, Inc.	474,353
1,450	@	Avaya, Inc.	16,559
8,000		BellSouth Corp.	289,600
600		CenturyTel, Inc.	22,290
34,650	@	Cisco Systems, Inc.	676,715
1,100		Citizens Communications Co.	14,355
200	@	Comverse Technology, Inc.	3,954
5,250	@	Corning, Inc.	126,998
502	@	Embarq Corp.	20,577
11,480		Motorola, Inc.	231,322
5,900		Qualcomm, Inc.	236,413
13,051		Sprint Corp.-FON Group	260,889
2,300	@	Tellabs, Inc.	30,613
2,550		Verizon Communications, Inc.	85,400
			2,515,570
		Textiles: 0.0%
600		Cintas Corp.	23,856
			23,856
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	18,110
1,450		Mattel, Inc.	23,940
			42,050
		Transportation: 0.5%
1,300		Burlington Northern Santa Fe Corp.	103,025
720		CSX Corp.	50,717
250		FedEx Corp.	29,215
2,450		Norfolk Southern Corp.	130,389
200		Union Pacific Corp.	18,592
3,750		United Parcel Service, Inc.	308,738
			640,676
		Total Common Stock (Cost $38,636,698)	41,121,436

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.7%
	Federal Home Loan Mortgage Corporation: 29.7%
$538,000	5.380%, due 09/15/07	504,645
40,000,000	5.470%, due 09/14/07	37,487,639
		37,992,284
	Federal National Mortgage Association: 9.0%
39,733,000	5.510%, due 10/05/07	37,123,933
		37,123,933
	Total U.S. Government Agency Obligations (Cost $76,767,016)	75,116,217

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES S	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATION: 7.9%

	U.S. Treasury STRIP: 7.9%
10,788,000	5.260%, due 08/15/07		$10,182,545
	Total U.S. Treasury Obligation (Cost $10,204,355)		10,182,545

OTHER BOND: 1.2%
	Sovereign: 1.2%
$1,450,000	Turkey Trust, 5.350%, due 11/15/07		1,349,176
	Total Other Bond (Cost $1,391,393)		1,349,176
	Total Long-Term Investments (Cost $126,999,462)		127,769,374

SHORT-TERM INVESTMENT: 0.5%
	Repurchase Agreement: 0.5%
645,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $645,281 to be received upon repurchase (Collateralized by $668,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $658,302, due 04/18/16)		645,000
	Total Short-Term Investment: (Cost $645,000)		645,000
	Total Investments In Securities (Cost $127,644,462)*	100.2%	$128,414,374
	Other Assets and Liabilities-Net	(0.2)	(289,481)
	Net Assets	100.0%	$128,124,893

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $128,080,248.

Gross Unrealized Appreciation	$3,569,554
Gross Unrealized Depreciation	(3,235,428)
Net Unrealized Appreciation	$334,126

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligation	40.3%
Common Stock	28.5%
Other Bond	23.8%
U.S. Treasury Obligation	6.7%
Repurchase Agreement	0.8%
Other Assets and Liabilities, Net	(0.1)%

Portfolio holdings are subject to change daily

Shares			Value
		COMMON STOCK: 28.5%
		Advertising: 0.1%
650		Omnicom Group	$57,909
			57,909
		Aerospace/Defense: 0.7%
3,650		Boeing Co.	298,972
1,000		General Dynamics Corp.	65,460
300		Goodrich Corp.	12,087
50		L-3 Communications Holdings, Inc.	3,771
1,590		Lockheed Martin Corp.	114,067
909		Northrop Grumman Corp.	58,231
1,704		Raytheon Co.	75,947
440		Rockwell Collins, Inc.	24,583
2,650		United Technologies Corp.	168,063
			821,181
		Agriculture: 0.7%
5,400		Altria Group, Inc.	396,522
2,300		Archer-Daniels-Midland Co.	94,944
810		Monsanto Co.	68,194
240		Reynolds America, Inc.	27,672
400		UST, Inc.	18,076
			605,408
		Airlines: 0.0%
1,900		Southwest Airlines Co.	31,103
			31,103
		Apparel: 0.1%
1,700	@	Coach, Inc.	50,830
300		Jones Apparel Group, Inc.	9,537
360		Liz Claiborne, Inc.	13,342
500		Nike, Inc.	40,500
200		VF Corp.	13,584
			127,793
		Auto Manufacturers: 0.1%
6,840		Ford Motor Co.	47,401
300	@	Navistar International Corp.	7,383
400		Paccar, Inc.	32,952
			87,736
		Auto Parts & Equipment: 0.0%
870	@	Goodyear Tire & Rubber Co.	9,657
500		Johnson Controls, Inc.	41,110
			50,767

		Banks: 1.8%
900		AmSouth Bancorp.	$23,805
11,964		Bank of America Corp.	575,468
2,150		Bank of New York	69,230
1,811		BB&T Corp.	75,319
450		Comerica, Inc.	23,396
300		Compass Bancshares, Inc.	16,680
200		First Horizon National Corp.	8,040
550		Huntington Bancshares, Inc.	12,969
1,000		Keycorp	35,680
250		M&T Bank Corp.	29,480
500		Marshall & Ilsley Corp.	22,870
1,200		Mellon Financial Corp.	41,316
2,390		National City Corp.	86,494
1,200		North Fork Bancorporation, Inc.	36,204
500		Northern Trust Corp.	27,650
800		PNC Financial Services Group, Inc.	56,136
1,300		Regions Financial Corp.	43,056
850		State Street Corp.	49,377
900		SunTrust Banks, Inc.	68,634
238		Synovus Financial Corp.	6,374
6,250		US Bancorp.	193,000
4,246		Wachovia Corp.	229,624
4,300		Wells Fargo & Co.	288,444
50		Zions Bancorporation	3,897
			2,023,143
		Beverages: 0.7%
1,950		Anheuser-Busch Cos., Inc.	88,901
300		Brown-Forman Corp.	21,435
7,200		Coca-Cola Co.	309,744
900		Coca-Cola Enterprises, Inc.	18,333
400	@	Constellation Brands, Inc.	10,000
650		Pepsi Bottling Group, Inc.	20,898
5,810		PepsiCo, Inc.	348,832
			818,143
		Biotechnology: 0.3%
3,150	@	Amgen, Inc.	205,475
900	@	Biogen Idec, Inc.	41,697
650	@	Genzyme Corp.	39,683
250	@	Millipore Corp.	15,748
			302,603
		Building Materials: 0.1%
450		American Standard Cos., Inc.	19,472
1,200		Masco Corp.	35,568
250		Vulcan Materials Co.	19,500
			74,540
		Chemicals: 0.3%
100		Air Products & Chemicals, Inc.	6,392
2,600		Dow Chemical Co.	101,478
50		Eastman Chemical Co.	2,700
650		Ecolab, Inc.	26,377
2,400		EI DuPont de Nemours & Co.	99,840
300		International Flavors & Fragrances, Inc.	10,572
600		PPG Industries, Inc.	39,600
950		Praxair, Inc.	51,300
550		Rohm & Haas Co.	27,566
300		Sherwin-Williams Co.	14,244
			380,069

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.3%
300	@	Apollo Group, Inc.	$15,501
2,550		Cendant Corp.	41,540
650		Equifax, Inc.	22,321
900		H&R Block, Inc.	21,474
1,400		McKesson Corp.	66,192
700		Moody’s Corp.	38,122
950		Paychex, Inc.	37,031
700		Robert Half International, Inc.	29,400
800		RR Donnelley & Sons Co.	25,560
			297,141
		Computers: 1.3%
250	@	Affiliated Computer Services, Inc.	12,903
2,190	@	Apple Computer, Inc.	125,093
500	@	Computer Sciences Corp.	24,220
6,180	@	Dell, Inc.	150,854
1,350		Electronic Data Systems Corp.	32,481
6,350	@	EMC Corp.	69,660
12,450		Hewlett-Packard Co.	394,416
6,500		International Business Machines Corp.	499,330
330	@	Lexmark International, Inc.	18,424
450	@	NCR Corp.	16,488
900	@	Network Appliance, Inc.	31,770
500	@	Sandisk Corp.	25,490
8,900	@	Sun Microsystems, Inc.	36,935
900	@	Unisys Corp.	5,652
			1,443,716
		Cosmetics/Personal Care: 0.7%
50		Alberto-Culver Co.	2,436
1,200		Avon Products, Inc.	37,200
1,450		Colgate-Palmolive Co.	86,855
300		Estee Lauder Cos., Inc.	11,601
11,561		Procter & Gamble Co.	642,792
			780,884
		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	27,079
250		WW Grainger, Inc.	18,808
			45,887
		Diversified Financial Services: 2.6%
3,200		American Express Co.	170,304
740		Ameriprise Financial, Inc.	33,056
900		Capital One Financial Corp.	76,905
3,600		Charles Schwab Corp.	57,528
500		CIT Group, Inc.	26,145
13,000		Citigroup, Inc.	627,120
1,518		Countrywide Financial Corp.	57,805
900	@	E*Trade Financial Corp.	20,538
2,500		Fannie Mae	120,250
250		Federated Investors, Inc.	7,875
500		Franklin Resources, Inc.	43,405
1,800		Freddie Mac	102,618
1,950		Goldman Sachs Group, Inc.	293,339
600		Janus Capital Group, Inc.	10,740
9,200		JPMorgan Chase & Co.	386,400
300		Legg Mason, Inc.	29,856
2,480		Lehman Brothers Holdings, Inc.	161,572
2,400		Merrill Lynch & Co., Inc.	166,944
4,800		Morgan Stanley	303,408
1,100		SLM Corp.	$58,212
600		T. Rowe Price Group, Inc.	22,686
490		The Bear Stearns Cos., Inc.	68,639
			2,845,345
		Electric: 0.8%
1,850	@	AES Corp.	34,133
400	@	Allegheny Energy, Inc.	14,828
1,250		American Electric Power Co., Inc.	42,813
850		CenterPoint Energy Resources Corp.	10,625
1,000	@	CMS Energy Corp.	12,940
150		Consolidated Edison, Inc.	6,666
450		Constellation Energy Group, Inc.	24,534
1,100		Dominion Resources, Inc.	82,269
400		DTE Energy Co.	16,296
4,136		Duke Energy Corp.	121,474
840		Edison International	32,760
300		Exelon Corp.	17,049
1,500		FirstEnergy Corp.	81,315
1,300		FPL Group, Inc.	53,794
1,050		Pacific Gas & Electric Co.	41,244
300		Pinnacle West Capital Corp.	11,973
1,700		PPL Corp.	54,910
200		Progress Energy, Inc.	8,574
200		Public Service Enterprise Group, Inc.	13,224
500		Southern Co.	16,025
950		TECO Energy, Inc.	14,193
1,580		TXU Corp.	94,468
1,400		Xcel Energy, Inc.	26,852
			832,959
		Electrical Components & Equipment: 0.1%
1,050		Emerson Electric Co.	88,001
300		Molex, Inc.	10,071
			98,072
		Electronics: 0.1%
1,450	@	Agilent Technologies, Inc.	45,762
800		Applera Corp.-Applied Biosystems Group	25,880
300	@	Fisher Scientific International, Inc.	21,915
400		Jabil Circuit, Inc.	10,240
300		PerkinElmer, Inc.	6,270
1,400	@	Sanmina-SCI Corp.	6,440
3,190	@	Solectron Corp.	10,910
150	@	Thermo Electron Corp.	5,436
350	@	Waters Corp.	15,540
			148,393
		Engineering & Construction: 0.0%
300		Fluor Corp.	27,879
			27,879
		Entertainment: 0.0%
850		International Game Technology	32,249
			32,249
		Environmental Control: 0.0%
1,450		Waste Management, Inc.	52,026
			52,026

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 0.4%
400		Campbell Soup Co.	$14,844
1,450		ConAgra Foods, Inc.	32,060
300	@	Dean Foods Co.	11,157
1,450		General Mills, Inc.	74,907
900		HJ Heinz Co.	37,098
750		Kellogg Co.	36,323
1,850		Kroger Co.	40,441
450		McCormick & Co., Inc.	15,098
1,200		Safeway, Inc.	31,200
1,956		Sara Lee Corp.	31,335
713		Supervalu, Inc.	21,889
300		Whole Foods Market, Inc.	19,392
712		WM Wrigley Jr. Co.	32,296
			398,040
		Forest Products & Paper: 0.1%
1,300		International Paper Co.	41,990
350		Louisiana-Pacific Corp.	7,665
500		MeadWestvaco Corp.	13,965
50		Plum Creek Timber Co., Inc.	1,775
300		Temple-Inland, Inc.	12,861
700		Weyerhaeuser Co.	43,575
			121,831
		Gas: 0.0%
200		Nicor, Inc.	8,300
900		Sempra Energy	40,932
			49,232
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	24,493
200		Snap-On, Inc.	8,084
300		Stanley Works	14,166
			46,743
		Healthcare-Products: 0.6%
1,500		Baxter International, Inc.	55,140
650		Becton Dickinson & Co.	39,735
300		CR Bard, Inc.	21,978
7,650		Johnson & Johnson	458,388
950	@	St. Jude Medical, Inc.	30,799
200		Stryker Corp.	8,422
700	@	Zimmer Holdings, Inc.	39,704
			654,166
		Healthcare-Services: 0.6%
2,020		Aetna, Inc.	80,659
565	@	Coventry Health Care, Inc.	31,041
680	@	Humana, Inc.	36,516
300	@	Laboratory Corp. of America Holdings	18,669
300		Quest Diagnostics	17,976
5,950		UnitedHealth Group, Inc.	266,441
2,900	@	WellPoint, Inc.	211,033
			662,335
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,074
200		Whirlpool Corp.	16,530
			33,604

		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	$17,418
90		Clorox Co.	5,487
300		Fortune Brands, Inc.	21,303
1,100		Kimberly-Clark Corp.	67,870
			112,078
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	20,664
			20,664
		Insurance: 1.4%
890	@@	ACE Ltd.	45,025
1,400		Aflac, Inc.	64,890
2,250		Allstate Corp.	123,143
250		AMBAC Financial Group, Inc.	20,275
6,700		American International Group, Inc.	395,635
850		AON Corp.	29,597
1,740		Chubb Corp.	86,826
420		Cigna Corp.	41,374
366		Cincinnati Financial Corp.	17,206
900		Genworth Financial, Inc.	31,356
1,000		Hartford Financial Services Group, Inc.	84,600
954		Lincoln National Corp.	53,844
1,050		Loews Corp.	37,223
250		MBIA, Inc.	14,638
2,600		Metlife, Inc.	133,146
350		MGIC Investment Corp.	22,750
950		Principal Financial Group	52,868
2,080		Progressive Corp.	53,477
1,770		Prudential Financial, Inc.	137,529
530		Safeco Corp.	29,866
1,790		St. Paul Cos.	79,798
250		Torchmark Corp.	15,180
900		UnumProvident Corp.	16,317
			1,586,563
		Internet: 0.4%
800	@	Amazon.com, Inc.	30,944
3,050	@	eBay, Inc.	89,335
500	@	Google, Inc.	209,665
250	@	Monster Worldwide, Inc.	10,665
2,863	@	Symantec Corp.	44,491
100	@	VeriSign, Inc.	2,317
			387,417
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	13,848
1,500		Nucor Corp.	81,375
250		United States Steel Corp.	17,530
			112,753
		Leisure Time: 0.1%
360		Brunswick Corp.	11,970
1,200		Carnival Corp.	50,088
850		Harley-Davidson, Inc.	46,657
50		Sabre Holdings Corp.	1,100
			109,815
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
850		Hilton Hotels Corp.	24,038
1,080		Marriott International, Inc.	41,170
600		Starwood Hotels & Resorts	36,204
			108,530

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.1%
1,800		Caterpillar, Inc.	$134,064
			134,064
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	24,450
600		Deere & Co.	50,094
400		Rockwell Automation, Inc.	28,804
			103,348
		Media: 0.9%
2,125	@	CBS Corp.-Class B	76,160
1,300		Clear Channel Communications, Inc.	40,235
5,500	@	Comcast Corp.	180,070
300		EW Scripps Co.	12,942
1,680		McGraw-Hill Cos., Inc.	84,386
150		Meredith Corp.	7,431
300		New York Times Co.	7,362
8,300		News Corp., Inc.	159,194
11,550		Time Warner, Inc.	199,815
600	@	Univision Communications, Inc.	20,100
2,725		Viacom, Inc.-Class B	73,711
5,700		Walt Disney Co.	171,000
			1,032,406
		Mining: 0.2%
2,200		Alcoa, Inc.	71,192
490		Freeport-McMoRan Copper & Gold, Inc.	27,151
1,100		Newmont Mining Corp.	58,223
560		Phelps Dodge Corp.	46,010
			202,576
		Miscellaneous Manufacturing: 1.4%
1,950		3M Co.	157,502
250	@	Cooper Industries Ltd.	23,230
800		Danaher Corp.	51,456
450		Dover Corp.	22,244
800		Eastman Kodak Co.	19,024
450		Eaton Corp.	33,930
26,850		General Electric Co.	884,976
2,850		Honeywell International, Inc.	114,855
1,100		Illinois Tool Works, Inc.	52,250
850	@@	Ingersoll-Rand Co.	36,363
560		ITT Industries, Inc.	27,720
500		Leggett & Platt, Inc.	12,490
300		Parker Hannifin Corp.	23,280
300		Textron, Inc.	27,654
			1,486,974
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	24,780
2,600	@	Xerox Corp.	36,166
			60,946
		Oil & Gas: 3.0%
1,000		Anadarko Petroleum Corp.	47,690
804		Apache Corp.	54,873
8,727		ChevronTexaco Corp.	541,598
5,393		ConocoPhillips	353,403
1,050		Devon Energy Corp.	63,431
800		EOG Resources, Inc.	55,472
24,050		ExxonMobil Corp.	1,475,442
600		Hess Corp.	31,710
600		Kerr-McGee Corp.	41,610
1,150		Marathon Oil Corp.	$95,795
400		Murphy Oil Corp.	22,344
900	@,@@	Nabors Industries Ltd.	30,411
300	@	Noble Corp.	22,326
1,750		Occidental Petroleum Corp.	179,463
300		Rowan Cos., Inc.	10,677
400		Sunoco, Inc.	27,716
2,500		Valero Energy Corp.	166,300
900		XTO Energy, Inc.	39,843
			3,260,104
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	16,370
1,300		Halliburton Co.	96,473
2,700		Schlumberger Ltd.	175,797
			288,640
		Packaging & Containers: 0.0%
400		Ball Corp.	14,816
300		Sealed Air Corp.	15,624
			30,440
		Pharmaceuticals: 1.5%
4,000		Abbott Laboratories	174,440
350		Allergan, Inc.	37,541
980		AmerisourceBergen Corp.	41,082
300	@	Barr Pharmaceuticals, Inc.	14,307
1,000		Bristol-Myers Squibb Co.	25,860
1,040		Cardinal Health, Inc.	66,903
1,280		Caremark Rx, Inc.	63,834
700	@	Express Scripts, Inc.	50,218
900	@	Forest Laboratories, Inc.	34,821
1,250	@	Gilead Sciences, Inc.	73,950
830	@	Hospira, Inc.	35,640
1,190	@	King Pharmaceuticals, Inc.	20,230
791	@	Medco Health Solutions, Inc.	45,308
7,600		Merck & Co., Inc.	276,868
600		Mylan Laboratories	12,000
18,970		Pfizer, Inc.	445,226
4,000		Schering-Plough Corp.	76,120
300	@	Watson Pharmaceuticals, Inc.	6,984
3,700		Wyeth	164,317
			1,665,649
		Pipelines: 0.0%
50		Kinder Morgan, Inc.	4,995
300		Williams Cos., Inc.	7,008
			12,003
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	10,863
500		Kimco Realty Corp.	18,245
300		Public Storage, Inc.	22,770
550		Simon Property Group LP	45,617
			97,495
		Retail: 1.9%
500	@	Autonation, Inc.	10,720
200	@	Autozone, Inc.	17,640
750	@	Bed Bath & Beyond, Inc.	24,878
1,385		Best Buy Co., Inc.	75,953
650		Circuit City Stores, Inc.	17,693
1,700		Costco Wholesale Corp.	97,121
2,000		CVS Corp.	61,400

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
650		Darden Restaurants, Inc.	$25,610
800		Dollar General Corp.	11,184
300		Family Dollar Stores, Inc.	7,329
1,622		Federated Department Stores	59,365
1,990		Gap, Inc.	34,626
5,450		Home Depot, Inc.	195,056
900		JC Penney Co., Inc.	60,759
900	@	Kohl’s Corp.	53,208
850		Limited Brands	21,752
1,940		Lowe’s Cos., Inc.	117,700
5,600		McDonald’s Corp.	188,160
800		Nordstrom, Inc.	29,200
1,300	@	Office Depot, Inc.	49,400
320	@	Sears Holding Corp.	49,549
3,165		Staples, Inc.	76,973
2,700	@	Starbucks Corp.	101,952
2,500		Target Corp.	122,175
250		Tiffany & Co.	8,255
1,050		TJX Cos., Inc.	24,003
6,200		Wal-Mart Stores, Inc.	298,654
3,540		Walgreen Co.	158,734
400		Wendy’s International, Inc.	23,316
950		Yum! Brands, Inc.	47,757
			2,070,122
		Savings & Loans: 0.1%
620		Golden West Financial Corp.	46,004
210		Sovereign Bancorp, Inc.	4,265
480		Washington Mutual, Inc.	21,878
			72,147
		Semiconductors: 0.8%
1,700	@	Advanced Micro Devices, Inc.	41,514
800	@	Altera Corp.	14,040
950		Analog Devices, Inc.	30,533
4,350		Applied Materials, Inc.	70,818
1,150	@	Broadcom Corp.	34,558
1,784	@	Freescale Semiconductor, Inc.	52,450
14,970		Intel Corp.	283,682
150		KLA-Tencor Corp.	6,236
850		Linear Technology Corp.	28,467
900	@	LSI Logic Corp.	8,055
900		Maxim Integrated Products	28,899
1,700	@	Micron Technology, Inc.	25,602
1,400		National Semiconductor Corp.	33,390
300	@	Novellus Systems, Inc.	7,410
900	@	Nvidia Corp.	19,161
500	@	QLogic Corp.	8,620
4,150		Texas Instruments, Inc.	125,704
900		Xilinx, Inc.	20,385
			839,524
		Software: 1.0%
1,380	@	Adobe Systems, Inc.	41,897
900	@	Autodesk, Inc.	31,014
1,450		Automatic Data Processing, Inc.	65,758
1,050	@	BMC Software, Inc.	25,095
1,300		CA, Inc.	26,715
750	@	Citrix Systems, Inc.	30,105
1,990	@	Compuware Corp.	13,333
850	@	Electronic Arts, Inc.	36,584
1,960		First Data Corp.	88,278
400	@	Fiserv, Inc.	18,144
150		IMS Health, Inc.	$4,028
400	@	Intuit, Inc.	24,156
23,000		Microsoft Corp.	535,900
900	@	Novell, Inc.	5,967
10,040	@	Oracle Corp.	145,480
540	@	Parametric Technology Corp.	6,863
			1,099,317
		Telecommunications: 1.9%
300		Alltel Corp.	19,149
13,047		AT&T, Inc.	363,881
850	@	Avaya, Inc.	9,707
6,000		BellSouth Corp.	217,200
600		CenturyTel, Inc.	22,290
26,900	@	Cisco Systems, Inc.	525,357
900		Citizens Communications Co.	11,745
400	@	Comverse Technology, Inc.	7,908
4,000	@	Corning, Inc.	96,760
368	@	Embarq Corp.	15,084
8,820		Motorola, Inc.	177,723
4,350		Qualcomm, Inc.	174,305
9,967		Sprint Corp. - FON Group	199,240
1,400	@	Tellabs, Inc.	18,634
1,950		Verizon Communications, Inc.	65,306
			1,924,289
		Textiles: 0.0%
300		Cintas Corp.	11,928
			11,928
		Toys/Games/Hobbies: 0.0%
600		Hasbro, Inc.	10,866
1,050		Mattel, Inc.	17,336
			28,202
		Transportation: 0.4%
1,000		Burlington Northern Santa Fe Corp.	79,250
520		CSX Corp.	36,629
150		FedEx Corp.	17,529
1,900		Norfolk Southern Corp.	101,118
100		Union Pacific Corp.	9,296
2,850		United Parcel Service, Inc.	234,641
			478,463
		Total Common Stock (Cost $29,720,303)	31,287,354

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.3%
	Federal Home Loan Mortgage Corporation: 23.0%
$27,363,000	5.420%, due 01/15/08	25,220,504
		25,220,504
	Federal National Mortgage Association: 17.3%
20,726,000	5.480%, due 02/15/08	19,005,909
		19,005,909
	Total U.S. Government Agency Obligations (Cost $45,534,818)	44,226,413

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES T	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATION: 6.7%
	U.S. Treasury STRIP: 6.7%
7,910,000	5.230%, due 11/15/07		$7,373,085
	Total U.S. Treasury Obligation (Cost $7,396,770)		7,373,085

OTHER BOND: 23.8%
	Soverign: 23.8%
$28,037,000	Turkey Trust, 5.350%, due 11/15/07		26,087,475
			26,087,475
	Total Other Bond (Cost $26,801,972)		26,087,475
	Total Long-Term Investments (Cost $109,453,863)		108,974,327

SHORT-TERM INVESTMENT: 0.8%
	Repurchase Agreement: 0.8%
909,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $909,396 to be received upon repurchase (Collateralized by $941,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $927,338, due 04/18/16)		909,000
			909,000
	Total Short-Term Investment (Cost $909,000)		909,000
	Total Investments In Securities (Cost $110,362,863)*	100.1%	$109,883,327
	Other Assets and Liabilities-Net	(0.1)	(91,839)
	Net Assets	100.0%	$109,791,488

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $110,861,602.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,268,300
Gross Unrealized Depreciation	(3,246,575)
Net Unrealized Depreciation	$(978,275)

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation

as of June 30, 2006

(as a percent of net assets)

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 34.1%
		Advertising: 0.1%
1,050		Omnicom Group	$93,545
			93,545
		Aerospace/Defense: 0.9%
4,150		Boeing Co.	339,927
1,200		General Dynamics Corp.	78,552
500		Goodrich Corp.	20,145
50		L-3 Communications Holdings, Inc.	3,771
1,910		Lockheed Martin Corp.	137,023
1,069		Northrop Grumman Corp.	68,480
2,174		Raytheon Co.	96,895
600		Rockwell Collins, Inc.	33,522
3,100		United Technologies Corp.	196,602
			974,917
		Agriculture: 0.6%
6,400		Altria Group, Inc.	469,952
2,740		Archer-Daniels-Midland Co.	113,107
870		Monsanto Co.	73,245
300		Reynolds America, Inc.	34,590
600		UST, Inc.	27,114
			718,008
		Airlines: 0.0%
2,500		Southwest Airlines Co.	40,925
			40,925
		Apparel: 0.2%
2,030	@	Coach, Inc.	60,697
450		Jones Apparel Group, Inc.	14,306
450		Liz Claiborne, Inc.	$16,677
580		Nike, Inc.	46,980
300		VF Corp.	20,376
			159,036
		Auto Manufacturers: 0.1%
7,720		Ford Motor Co.	53,500
300	@	Navistar International Corp.	7,383
600		Paccar, Inc.	49,428
			110,311
		Auto Parts & Equipment: 0.1%
640	@	Goodyear Tire & Rubber Co.	7,104
650		Johnson Controls, Inc.	53,443
			60,547
		Banks: 2.2%
1,300		AmSouth Bancorp.	34,385
14,301		Bank of America Corp.	687,878
2,400		Bank of New York	77,280
2,244		BB&T Corp.	93,328
750		Comerica, Inc.	38,993
450		Compass Bancshares, Inc.	25,020
250		First Horizon National Corp.	10,050
300		Huntington Bancshares, Inc.	7,074
1,400		Keycorp	49,952
200		M&T Bank Corp.	23,584
900		Marshall & Ilsley Corp.	41,166
1,550		Mellon Financial Corp.	53,367
2,820		National City Corp.	102,056
1,700		North Fork Bancorporation, Inc.	51,289
650		Northern Trust Corp.	35,945
1,000		PNC Financial Services Group, Inc.	70,170
1,600		Regions Financial Corp.	52,992
1,000		State Street Corp.	58,090
1,150		SunTrust Banks, Inc.	87,699
263		Synovus Financial Corp.	7,043
7,450		US Bancorp.	230,056
4,957		Wachovia Corp.	268,075
5,200		Wells Fargo & Co.	348,816
100		Zions Bancorporation	7,794
			2,462,102
		Beverages: 0.9%
2,350		Anheuser-Busch Cos., Inc.	107,137
400		Brown-Forman Corp.	28,580
8,550		Coca-Cola Co.	367,821
1,350		Coca-Cola Enterprises, Inc.	27,500
200	@	Constellation Brands, Inc.	5,000
650		Pepsi Bottling Group, Inc.	20,898
6,840		PepsiCo, Inc.	410,674
			967,610
		Biotechnology: 0.3%
3,600	@	Amgen, Inc.	234,828
1,300	@	Biogen Idec, Inc.	60,229
950	@	Genzyme Corp.	57,998
200	@	Millipore Corp.	12,598
			365,653
		Building Materials: 0.1%
600		American Standard Cos., Inc.	25,962
1,550		Masco Corp.	45,942
300		Vulcan Materials Co.	23,400
			95,304

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Chemicals: 0.4%
200		Air Products & Chemicals, Inc.	$12,784
3,000		Dow Chemical Co.	117,090
50		Eastman Chemical Co.	2,700
800		Ecolab, Inc.	32,464
2,800		EI DuPont de Nemours & Co.	116,480
500		International Flavors & Fragrances, Inc.	17,620
810		PPG Industries, Inc.	53,460
950		Praxair, Inc.	51,300
700		Rohm & Haas Co.	35,084
450		Sherwin-Williams Co.	21,366
			460,348
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	25,835
3,600		Cendant Corp.	58,644
800		Equifax, Inc.	27,472
1,300		H&R Block, Inc.	31,018
1,620		McKesson Corp.	76,594
900		Moody’s Corp.	49,014
1,300		Paychex, Inc.	50,674
700		Robert Half International, Inc.	29,400
700		RR Donnelley & Sons Co.	22,365
			371,016
		Computers: 1.6%
100	@	Affiliated Computer Services, Inc.	5,161
2,580	@	Apple Computer, Inc.	147,370
650	@	Computer Sciences Corp.	31,486
7,220	@	Dell, Inc.	176,240
1,850		Electronic Data Systems Corp.	44,511
7,300	@	EMC Corp.	80,081
14,800		Hewlett-Packard Co.	468,864
8,200		International Business Machines Corp.	629,924
450	@	Lexmark International, Inc.	25,124
700	@	NCR Corp.	25,648
1,300	@	Network Appliance, Inc.	45,890
600	@	Sandisk Corp.	30,588
12,100	@	Sun Microsystems, Inc.	50,215
1,700	@	Unisys Corp.	10,676
			1,771,778
		Cosmetics/Personal Care: 0.9%
450		Alberto-Culver Co.	21,924
1,600		Avon Products, Inc.	49,600
1,550		Colgate-Palmolive Co.	92,845
500		Estee Lauder Cos., Inc.	19,335
13,695		Procter & Gamble Co.	761,442
			945,146
		Distribution/Wholesale: 0.0%
572		Genuine Parts Co.	23,830
350		WW Grainger, Inc.	26,331
			50,161
		Diversified Financial Services: 3.0%
3,850		American Express Co.	204,897
950		Ameriprise Financial, Inc.	42,437
1,250		Capital One Financial Corp.	106,813
3,850		Charles Schwab Corp.	61,523
600		CIT Group, Inc.	31,374
15,400		Citigroup, Inc.	$742,896
1,880		Countrywide Financial Corp.	71,590
1,300	@	E*Trade Financial Corp.	29,666
3,000		Fannie Mae	144,300
200		Federated Investors, Inc.	6,300
550		Franklin Resources, Inc.	47,746
2,100		Freddie Mac	119,721
2,250		Goldman Sachs Group, Inc.	338,468
800		Janus Capital Group, Inc.	14,320
10,700		JPMorgan Chase & Co.	449,400
500		Legg Mason, Inc.	49,760
2,820		Lehman Brothers Holdings, Inc.	183,723
2,850		Merrill Lynch & Co., Inc.	198,246
5,650		Morgan Stanley	357,137
1,250		SLM Corp.	66,150
900		T. Rowe Price Group, Inc.	34,029
600		The Bear Stearns Cos., Inc.	84,048
			3,384,544
		Electric: 0.9%
2,450	@	AES Corp.	45,203
450	@	Allegheny Energy, Inc.	16,682
1,700		American Electric Power Co., Inc.	58,225
1,300		CenterPoint Energy Resources Corp.	16,250
1,350	@	CMS Energy Corp.	17,469
200		Consolidated Edison, Inc.	8,888
650		Constellation Energy Group, Inc.	35,438
1,300		Dominion Resources, Inc.	97,227
600		DTE Energy Co.	24,444
4,454		Duke Energy Corp.	130,814
1,220		Edison International	47,580
500		Exelon Corp.	28,415
1,750		FirstEnergy Corp.	94,868
1,500		FPL Group, Inc.	62,070
1,300		Pacific Gas & Electric Co.	51,064
500		Pinnacle West Capital Corp.	19,955
1,900		PPL Corp.	61,370
300		Progress Energy, Inc.	12,861
200		Public Service Enterprise Group, Inc.	13,224
600		Southern Co.	19,230
1,000		TECO Energy, Inc.	14,940
1,700		TXU Corp.	101,643
1,800		Xcel Energy, Inc.	34,524
			1,012,384
		Electrical Components & Equipment: 0.1%
1,400		Emerson Electric Co.	117,334
500		Molex, Inc.	16,785
			134,119
		Electronics: 0.2%
1,800	@	Agilent Technologies, Inc.	56,808
1,000		Applera Corp.-Applied Biosystems Group	32,350
400	@	Fisher Scientific International, Inc.	29,220
850		Jabil Circuit, Inc.	21,760
450		PerkinElmer, Inc.	9,405
1,800	@	Sanmina-SCI Corp.	8,280
3,800	@	Solectron Corp.	12,996
500	@	Thermo Electron Corp.	18,120
450	@	Waters Corp.	19,980
			208,919

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Engineering & Construction: 0.0%
300		Fluor Corp.	$27,879
			27,879
		Entertainment: 0.0%
1,000		International Game Technology	37,940
			37,940
		Environmental Control: 0.1%
1,950		Waste Management, Inc.	69,966
			69,966
		Food: 0.5%
650		Campbell Soup Co.	24,122
1,900		ConAgra Foods, Inc.	42,009
500	@	Dean Foods Co.	18,595
1,550		General Mills, Inc.	80,073
1,000		HJ Heinz Co.	41,220
950		Kellogg Co.	46,009
2,400		Kroger Co.	52,464
750		McCormick & Co., Inc.	25,163
1,400		Safeway, Inc.	36,400
2,794		Sara Lee Corp.	44,760
606		Supervalu, Inc.	18,604
500		Whole Foods Market, Inc.	32,320
925		WM Wrigley Jr. Co.	41,958
			503,697
		Forest Products & Paper: 0.1%
1,700		International Paper Co.	54,910
500		Louisiana-Pacific Corp.	10,950
700		MeadWestvaco Corp.	19,551
150		Plum Creek Timber Co., Inc.	5,325
500		Temple-Inland, Inc.	21,435
700		Weyerhaeuser Co.	43,575
			155,746
		Gas: 0.0%
950		Sempra Energy	43,206
			43,206
		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	29,561
200		Snap-On, Inc.	8,084
400		Stanley Works	18,888
			56,533
		Healthcare-Products: 0.8%
200		Bausch & Lomb, Inc.	9,808
2,200		Baxter International, Inc.	80,872
780		Becton Dickinson & Co.	47,681
900	@	Boston Scientific Corp.	15,156
450		CR Bard, Inc.	32,967
9,200		Johnson & Johnson	551,264
1,350	@	St. Jude Medical, Inc.	43,767
200		Stryker Corp.	8,422
900	@	Zimmer Holdings, Inc.	51,048
			840,985
		Healthcare-Services: 0.8%
2,720		Aetna, Inc.	108,610
720	@	Coventry Health Care, Inc.	39,557
900	@	Humana, Inc.	48,330
500	@	Laboratory Corp. of America Holdings	$31,115
400		Manor Care, Inc.	18,768
500		Quest Diagnostics	29,960
7,080		UnitedHealth Group, Inc.	317,042
3,440	@	WellPoint, Inc.	250,329
			843,711
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,611
300		Whirlpool Corp.	24,795
			50,406
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	5,806
100		Clorox Co.	6,097
450		Fortune Brands, Inc.	31,955
1,450		Kimberly-Clark Corp.	89,465
			133,323
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	20,664
			20,664
		Insurance: 1.7%
1,150	@@	ACE Ltd.	58,179
1,700		Aflac, Inc.	78,795
2,660		Allstate Corp.	145,582
300		AMBAC Financial Group, Inc.	24,330
8,000		American International Group, Inc.	472,400
950		AON Corp.	33,079
2,340		Chubb Corp.	116,766
410		Cigna Corp.	40,389
442		Cincinnati Financial Corp.	20,778
1,300		Genworth Financial, Inc.	45,292
1,250		Hartford Financial Services Group, Inc.	105,750
1,288		Lincoln National Corp.	72,695
1,420		Loews Corp.	50,339
550		MBIA, Inc.	32,203
3,140		Metlife, Inc.	160,799
400		MGIC Investment Corp.	26,000
950		Principal Financial Group	52,868
2,380		Progressive Corp.	61,190
2,100		Prudential Financial, Inc.	163,170
340		Safeco Corp.	19,159
2,130		St. Paul Cos.	94,955
300		Torchmark Corp.	18,216
1,300		UnumProvident Corp.	23,569
			1,916,503
		Internet: 0.4%
1,100	@	Amazon.com, Inc.	42,548
3,500	@	eBay, Inc.	102,515
600	@	Google, Inc.	251,598
500	@	Monster Worldwide, Inc.	21,330
3,229	@	Symantec Corp.	50,179
200	@	VeriSign, Inc.	4,634
			472,804
		Iron/Steel: 0.1%
300		Allegheny Technologies, Inc.	20,772
1,620		Nucor Corp.	87,885
300		United States Steel Corp.	21,036
			129,693

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.1%
400		Brunswick Corp.	$13,300
1,550		Carnival Corp.	64,697
800		Harley-Davidson, Inc.	43,912
100		Sabre Holdings Corp.	2,200
			124,109
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
1,000		Hilton Hotels Corp.	28,280
1,000		Marriott International, Inc.	38,120
650		Starwood Hotels & Resorts	39,221
			112,739
		Machinery-Construction & Mining: 0.1%
2,100		Caterpillar, Inc.	156,408
			156,408
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	30,563
800		Deere & Co.	66,792
550		Rockwell Automation, Inc.	39,606
			136,961
		Media: 1.1%
3,175		CBS Corp.-Class B	85,884
1,800		Clear Channel Communications, Inc.	55,710
6,600	@	Comcast Corp.	216,084
400		EW Scripps Co.	17,256
1,910		McGraw-Hill Cos., Inc.	95,939
150		Meredith Corp.	7,431
500		New York Times Co.	12,270
10,000		News Corp., Inc.	191,800
13,900		Time Warner, Inc.	240,470
800	@	Univision Communications, Inc.	26,800
2,175	@	Viacom, Inc.-Class B	77,952
6,800		Walt Disney Co.	204,000
			1,231,596
		Mining: 0.2%
2,700		Alcoa, Inc.	87,372
650		Freeport-McMoRan Copper & Gold, Inc.	36,017
1,600		Newmont Mining Corp.	84,688
580		Phelps Dodge Corp.	47,653
			255,730
		Miscellaneous Manufacturing: 1.7%
2,350		3M Co.	189,810
400	@	Cooper Industries Ltd.	37,168
1,050		Danaher Corp.	67,536
650		Dover Corp.	32,130
1,100		Eastman Kodak Co.	26,158
450		Eaton Corp.	33,930
32,100		General Electric Co.	1,058,016
3,500		Honeywell International, Inc.	141,050
1,500		Illinois Tool Works, Inc.	71,250
1,200	@@	Ingersoll-Rand Co.	51,336
800		ITT Industries, Inc.	39,600
700		Leggett & Platt, Inc.	17,486
500		Parker Hannifin Corp.	38,800
500		Textron, Inc.	46,090
			1,850,360
		Office/Business Equipment: 0.1%
750		Pitney Bowes, Inc.	$30,975
2,850	@	Xerox Corp.	39,644
			70,619
		Oil & Gas: 3.4%
1,300		Anadarko Petroleum Corp.	61,997
890		Apache Corp.	60,743
9,683		ChevronTexaco Corp.	600,927
6,054		ConocoPhillips	396,719
1,400		Devon Energy Corp.	84,574
800		EOG Resources, Inc.	55,472
28,350		ExxonMobil Corp.	1,739,240
650		Hess Corp.	34,353
900		Kerr-McGee Corp.	62,415
1,400		Marathon Oil Corp.	116,620
500		Murphy Oil Corp.	27,930
900	@,@@	Nabors Industries Ltd.	30,411
400	@	Noble Corp.	29,768
2,010		Occidental Petroleum Corp.	206,126
300		Rowan Cos., Inc.	10,677
500		Sunoco, Inc.	34,645
2,900		Valero Energy Corp.	192,908
1,200		XTO Energy, Inc.	53,124
			3,798,649
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	16,370
1,450		Halliburton Co.	107,605
3,200		Schlumberger Ltd.	208,352
			332,327
		Packaging & Containers: 0.1%
500		Ball Corp.	18,520
500		Bemis Co.	15,310
700	@	Pactiv Corp.	17,325
350		Sealed Air Corp.	18,228
			69,383
		Pharmaceuticals: 1.8%
4,700		Abbott Laboratories	204,967
500		Allergan, Inc.	53,630
1,300		AmerisourceBergen Corp.	54,496
500	@	Barr Pharmaceuticals, Inc.	23,845
1,300		Bristol-Myers Squibb Co.	33,618
1,320		Cardinal Health, Inc.	84,916
1,600		Caremark Rx, Inc.	79,792
800	@	Express Scripts, Inc.	57,392
1,150	@	Forest Laboratories, Inc.	44,494
1,550	@	Gilead Sciences, Inc.	91,698
860	@	Hospira, Inc.	36,928
1,350	@	King Pharmaceuticals, Inc.	22,950
1,146	@	Medco Health Solutions, Inc.	65,643
9,100		Merck & Co., Inc.	331,513
900		Mylan Laboratories	18,000
22,630		Pfizer, Inc.	531,126
4,550		Schering-Plough Corp.	86,587
500	@	Watson Pharmaceuticals, Inc.	11,640
4,150		Wyeth	184,302
			2,017,537
		Pipelines: 0.0%
50		Kinder Morgan, Inc.	4,995
450		Williams Cos., Inc.	10,512
			15,507

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	$19,553
700		Kimco Realty Corp.	25,543
400		Public Storage, Inc.	30,360
700		Simon Property Group LP	58,058
			133,514
		Retail: 2.3%
700	@	Autonation, Inc.	15,008
300	@	Autozone, Inc.	26,460
850	@	Bed Bath & Beyond, Inc.	28,195
1,700		Best Buy Co., Inc.	93,228
950		Circuit City Stores, Inc.	25,859
1,950		Costco Wholesale Corp.	111,404
2,800		CVS Corp.	85,960
450		Darden Restaurants, Inc.	17,730
1,200		Dollar General Corp.	16,776
350		Family Dollar Stores, Inc.	8,551
1,908		Federated Department Stores	69,833
2,150		Gap, Inc.	37,410
6,500		Home Depot, Inc.	232,635
950		JC Penney Co., Inc.	64,135
1,050	@	Kohl’s Corp.	62,076
1,350		Limited Brands	34,547
2,370		Lowe’s Cos., Inc.	143,788
6,550		McDonald’s Corp.	220,080
800		Nordstrom, Inc.	29,200
1,750	@	Office Depot, Inc.	66,500
460	@	Sears Holding Corp.	71,226
3,820		Staples, Inc.	92,902
3,700	@	Starbucks Corp.	139,712
2,700		Target Corp.	131,949
300		Tiffany & Co.	9,906
1,650		TJX Cos., Inc.	37,719
7,650		Wal-Mart Stores, Inc.	368,501
4,160		Walgreen Co.	186,534
500		Wendy’s International, Inc.	29,145
1,300		Yum! Brands, Inc.	65,351
			2,522,320
		Savings & Loans: 0.1%
800		Golden West Financial Corp.	59,360
315		Sovereign Bancorp., Inc.	6,398
665		Washington Mutual, Inc.	30,311
			96,069
		Semiconductors: 1.0%
2,200	@	Advanced Micro Devices, Inc.	53,724
1,300	@	Altera Corp.	22,815
1,150		Analog Devices, Inc.	36,961
4,850		Applied Materials, Inc.	78,958
1,550	@	Broadcom Corp.	46,578
2,372	@	Freescale Semiconductor, Inc.	69,737
18,070		Intel Corp.	342,427
200		KLA-Tencor Corp.	8,314
1,050		Linear Technology Corp.	35,165
1,400	@	LSI Logic Corp.	12,530
1,150		Maxim Integrated Products	36,927
2,200	@	Micron Technology, Inc.	33,132
2,050		National Semiconductor Corp.	48,893
600	@	Novellus Systems, Inc.	14,820
1,300	@	Nvidia Corp.	27,677
800	@	QLogic Corp.	$13,792
4,950		Texas Instruments, Inc.	149,936
1,300		Xilinx, Inc.	29,445
			1,061,831
		Software: 1.2%
1,780	@	Adobe Systems, Inc.	54,041
700	@	Autodesk, Inc.	24,122
1,750		Automatic Data Processing, Inc.	79,363
1,350	@	BMC Software, Inc.	32,265
1,750		CA, Inc.	35,963
600	@	Citrix Systems, Inc.	24,084
2,000	@	Compuware Corp.	13,400
1,100	@	Electronic Arts, Inc.	47,344
2,333		First Data Corp.	105,078
800	@	Fiserv, Inc.	36,288
200		IMS Health, Inc.	5,370
600	@	Intuit, Inc.	36,234
27,350		Microsoft Corp.	637,255
2,250	@	Novell, Inc.	14,918
11,600	@	Oracle Corp.	168,084
380	@	Parametric Technology Corp.	4,830
			1,318,639
		Telecommunications: 2.2%
400		Alltel Corp.	25,532
17,719		AT&T, Inc.	494,183
1,600	@	Avaya, Inc.	18,272
8,200		BellSouth Corp.	296,840
700		CenturyTel, Inc.	26,005
32,150	@	Cisco Systems, Inc.	627,890
1,300		Citizens Communications Co.	16,965
750	@	Comverse Technology, Inc.	14,828
4,800	@	Corning, Inc.	116,112
599	@	Embarq Corp.	24,553
11,880		Motorola, Inc.	239,382
5,050		Qualcomm, Inc.	202,354
10,998		Sprint Corp.-FON Group	219,850
1,900	@	Tellabs, Inc.	25,289
2,650		Verizon Communications, Inc.	88,749
			2,436,804
		Textiles: 0.0%
450		Cintas Corp.	17,892
			17,892
		Toys/Games/Hobbies: 0.0%
1,100		Hasbro, Inc.	19,921
1,350		Mattel, Inc.	22,289
			42,210
		Transportation: 0.5%
1,100		Burlington Northern Santa Fe Corp.	87,175
770		CSX Corp.	54,239
200		FedEx Corp.	23,372
2,400		Norfolk Southern Corp.	127,728
150		Union Pacific Corp.	13,944
3,400		United Parcel Service, Inc.	279,922
			586,380
		Total Common Stock (Cost $35,901,951)	38,077,013

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES U	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

CORPORATE BOND: 8.8%
	Diversified Financial Services: 8.8%
$10,000,000	General Electric Capital Corp., 4.250%, due 01/15/08		$9,811,290
	Total Corporate Bonds (Cost $10,133,380)		9,811,290

U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.1%
	Federal National Mortgage Association: 30.8%
38,000,000	5.530%, due 05/15/08		34,382,172
	Financing Corporation STRIP: 9.3%		34,382,172
$11,500,000	5.530%, due 06/06/08
			10,373,713
			10,373,713
	Total U.S. Government Agency Obligations (Cost $46,808,501)		44,755,885

U.S. TREASURY OBLIGATION: 8.1%
	U.S. Treasury STRIP: 8.1%
9,842,000	5.190%, due 02/15/08		9,063,872
	Total U.S. Treasury Obligation (Cost $9,089,593)		9,063,872

OTHER BOND: 8.5%
	Sovereign: 8.5%
10,429,000	Israel Aid, 5.380%, due 03/15/08		9,539,584
	Total Other Bond (Cost $9,954,531)		9,539,584
	Total Long-Term Investments (Cost $111,887,956)		111,247,644

SHORT-TERM INVESTMENT: 0.3%
	Repurchase Agreement: 0.3%
366,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $909,396 to be received upon repurchase (Collateralized by $366,159 Federal Home Loan Bank, Discount Note, Market Value $376,922,		366,000
	Total Short-Term Investment: (Cost $366,000)		366,000
	Total Investments In Securities (Cost $112,253,956)*	99.9%	$111,613,644
	Other Assets and Liabilities-Net	0.1	116,312
	Net Assets	100.0%	$111,729,956

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $112,786,283.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,074,028
Gross Unrealized Depreciation	(4,246,667)
Net Unrealized Depreciation	$(1,172,639)

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006
(as a percent of net assets)

U.S. Government Agency Obligations	78.9%
Common Stock	15.0%
U.S. Treasury Obligation	6.2%
Other Assets and Liabilities, Net	(0.1)%

Shares			Value
COMMON STOCK: 15.0%
		Advertising: 0.0%
650		Omnicom Group	$57,909
			57,909
		Aerospace/Defense: 0.4%
2,900		Boeing Co.	237,539
800		General Dynamics Corp.	52,368
300		Goodrich Corp.	12,087
50		L-3 Communications Holdings, Inc.	3,771
1,320		Lockheed Martin Corp.	94,697
784		Northrop Grumman Corp.	50,223
1,333		Raytheon Co.	59,412
450		Rockwell Collins, Inc.	25,142
2,200		United Technologies Corp.	139,524
			674,763
		Agriculture: 0.3%
4,350		Altria Group, Inc.	319,421
1,860		Archer-Daniels-Midland Co.	76,781
690		Monsanto Co.	58,091
150		Reynolds America, Inc.	17,295
300		UST, Inc.	13,557
			485,145
		Airlines: 0.0%
1,600		Southwest Airlines Co.	26,192
			26,192
		Apparel: 0.1%
1,490	@	Coach, Inc.	44,551
350		Jones Apparel Group, Inc.	11,127
450		Liz Claiborne, Inc.	16,677
440		Nike, Inc.	35,640
130		VF Corp.	8,830
			116,825
		Auto Manufacturers: 0.0%
5,600		Ford Motor Co.	38,808
100	@	Navistar International Corp.	2,461
400		Paccar, Inc.	32,952
			74,221
		Auto Parts & Equipment: 0.0%
670	@	Goodyear Tire & Rubber Co.	7,437
450		Johnson Controls, Inc.	36,999
			44,436
		Banks: 1.0%
850		AmSouth Bancorp.	22,483
9,803		Bank of America Corp.	471,524
1,800		Bank of New York	57,960
1,572		BB&T Corp.	$65,379
450		Comerica, Inc.	23,396
250		Compass Bancshares, Inc.	13,900
300		First Horizon National Corp.	12,060
500		Huntington Bancshares, Inc.	11,790
900		Keycorp	32,112
200		M&T Bank Corp.	23,584
550		Marshall & Ilsley Corp.	25,157
900		Mellon Financial Corp.	30,987
2,020		National City Corp.	73,104
1,000		North Fork Bancorporation, Inc.	30,170
400		Northern Trust Corp.	22,120
650		PNC Financial Services Group, Inc.	45,611
1,000		Regions Financial Corp.	33,120
650		State Street Corp.	37,759
800		SunTrust Banks, Inc.	61,008
185		Synovus Financial Corp.	4,954
5,100		US Bancorp.	157,488
3,518		Wachovia Corp.	190,253
3,550		Wells Fargo & Co.	238,134
			1,684,053
		Beverages: 0.4%
1,700		Anheuser-Busch Cos., Inc.	77,503
160		Brown-Forman Corp.	11,432
6,000		Coca-Cola Co.	258,120
700		Coca-Cola Enterprises, Inc.	14,259
400	@	Constellation Brands, Inc.	10,000
450		Pepsi Bottling Group, Inc.	14,468
4,780		PepsiCo, Inc.	286,991
			672,773
		Biotechnology: 0.1%
2,450	@	Amgen, Inc.	159,814
700	@	Biogen Idec, Inc.	32,431
500	@	Genzyme Corp.	30,525
150	@	Millipore Corp.	9,449
			232,219
		Building Materials: 0.0%
350		American Standard Cos., Inc.	15,145
900		Masco Corp.	26,676
300		Vulcan Materials Co.	23,400
			65,221
		Chemicals: 0.2%
100		Air Products & Chemicals, Inc.	6,392
2,150		Dow Chemical Co.	83,915
500		Ecolab, Inc.	20,290
2,000		EI DuPont de Nemours & Co.	83,200
200		International Flavors & Fragrances, Inc.	7,048
600		PPG Industries, Inc.	39,600
650		Praxair, Inc.	35,100
400		Rohm & Haas Co.	20,048
400		Sherwin-Williams Co.	18,992
			314,585
		Commercial Services: 0.1%
300	@	Apollo Group, Inc.	15,501
2,200		Cendant Corp.	35,838
500		Equifax, Inc.	17,170
700		H&R Block, Inc.	16,702
1,220		McKesson Corp.	57,682

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
500		Moody’s Corp.	$27,230
800		Paychex, Inc.	31,184
450		Robert Half International, Inc.	18,900
500		RR Donnelley & Sons Co.	15,975
			236,182
		Computers: 0.7%
300	@	Affiliated Computer Services, Inc.	15,483
1,780	@	Apple Computer, Inc.	101,674
450	@	Computer Sciences Corp.	21,798
5,130	@	Dell, Inc.	125,223
1,150		Electronic Data Systems Corp.	27,669
5,250	@	EMC Corp.	57,593
10,000		Hewlett-Packard Co.	316,800
5,750		International Business Machines Corp.	441,715
250	@	Lexmark International, Inc.	13,958
500	@	NCR Corp.	18,320
700	@	Network Appliance, Inc.	24,710
400	@	Sandisk Corp.	20,392
7,300	@	Sun Microsystems, Inc.	30,295
750	@	Unisys Corp.	4,710
			1,220,340
		Cosmetics/Personal Care: 0.4%
150		Alberto-Culver Co.	7,308
1,000		Avon Products, Inc.	31,000
1,100		Colgate-Palmolive Co.	65,890
300		Estee Lauder Cos., Inc.	11,601
9,477		Procter & Gamble Co.	526,921
			642,720
		Distribution/Wholesale: 0.0%
522		Genuine Parts Co.	21,747
150		WW Grainger, Inc.	11,285
			33,032
		Diversified Financial Services: 1.4%
2,650		American Express Co.	141,033
590		Ameriprise Financial, Inc.	26,355
900		Capital One Financial Corp.	76,905
3,000		Charles Schwab Corp.	47,940
450		CIT Group, Inc.	23,531
10,600		Citigroup, Inc.	511,344
1,298		Countrywide Financial Corp.	49,428
700	@	E*Trade Financial Corp.	15,974
2,050		Fannie Mae	98,605
150		Federated Investors, Inc.	4,725
450		Franklin Resources, Inc.	39,065
1,500		Freddie Mac	85,515
1,550		Goldman Sachs Group, Inc.	233,167
500		Janus Capital Group, Inc.	8,950
7,600		JPMorgan Chase & Co.	319,200
300		Legg Mason, Inc.	29,856
1,960		Lehman Brothers Holdings, Inc.	127,694
1,950		Merrill Lynch & Co., Inc.	135,642
3,900		Morgan Stanley	246,519
900		SLM Corp.	47,628
500		T. Rowe Price Group, Inc.	18,905
400		The Bear Stearns Cos., Inc.	56,032
			2,344,013
		Electric: 0.4%
1,480	@	AES Corp.	$27,306
350	@	Allegheny Energy, Inc.	12,975
1,050		American Electric Power Co., Inc.	35,963
650		CenterPoint Energy Resources Corp.	8,125
890	@	CMS Energy Corp.	11,517
100		Consolidated Edison, Inc.	4,444
400		Constellation Energy Group, Inc.	21,808
900		Dominion Resources, Inc.	67,311
400		DTE Energy Co.	16,296
3,374		Duke Energy Corp.	99,094
850		Edison International	33,150
300		Exelon Corp.	17,049
1,310		FirstEnergy Corp.	71,015
900		FPL Group, Inc.	37,242
900		Pacific Gas & Electric Co.	35,352
200		Pinnacle West Capital Corp.	7,982
1,400		PPL Corp.	45,220
100		Progress Energy, Inc.	4,287
100		Public Service Enterprise Group, Inc.	6,612
400		Southern Co.	12,820
150		TECO Energy, Inc.	2,241
1,300		TXU Corp.	77,727
1,100		Xcel Energy, Inc.	21,098
			676,634
		Electrical Components & Equipment: 0.0%
900		Emerson Electric Co.	75,429
300		Molex, Inc.	10,071
			85,500
		Electronics: 0.1%
1,450	@	Agilent Technologies, Inc.	45,762
450		Applera Corp.-Applied Biosystems Group	14,558
300	@	Fisher Scientific International, Inc.	21,915
600		Jabil Circuit, Inc.	15,360
450		PerkinElmer, Inc.	9,405
1,100	@	Sanmina-SCI Corp.	5,060
3,930	@	Solectron Corp.	13,441
100	@	Thermo Electron Corp.	3,624
250	@	Waters Corp.	11,100
			140,225
		Engineering & Construction: 0.0%
300		Fluor Corp.	27,879
			27,879
		Entertainment: 0.0%
750		International Game Technology	28,455
			28,455
		Environmental Control: 0.0%
1,200		Waste Management, Inc.	43,056
			43,056
		Food: 0.2%
450		Campbell Soup Co.	16,700
1,150		ConAgra Foods, Inc.	25,427
300	@	Dean Foods Co.	11,157
1,000		General Mills, Inc.	51,660
650		HJ Heinz Co.	26,793

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
550		Kellogg Co.	$26,637
1,500		Kroger Co.	32,790
450		McCormick & Co., Inc.	15,098
950		Safeway, Inc.	24,700
1,669		Sara Lee Corp.	26,737
595		Supervalu, Inc.	18,267
300		Whole Foods Market, Inc.	19,392
562		WM Wrigley Jr. Co.	25,492
			320,850
		Forest Products & Paper: 0.2%
1,000		International Paper Co.	32,300
400		Louisiana-Pacific Corp.	8,760
500		MeadWestvaco Corp.	13,965
150		Plum Creek Timber Co., Inc.	5,325
300		Temple-Inland, Inc.	12,861
600		Weyerhaeuser Co.	37,350
			110,561
		Gas: 0.0%
760	@	Sempra Energy	34,565
			34,565
		Hand/Machine Tools: 0.0%
220		Black & Decker Corp.	18,581
100		Snap-On, Inc.	4,042
150		Stanley Works	7,083
			29,706
		Healthcare-Products: 0.3%
150		Bausch & Lomb, Inc.	7,356
1,450		Baxter International, Inc.	53,302
590		Becton Dickinson & Co.	36,067
500	@	Boston Scientific Corp.	8,420
250		CR Bard, Inc.	18,315
6,350		Johnson & Johnson	380,492
900		St. Jude Medical, Inc.	29,178
100		Stryker Corp.	4,211
500	@	Zimmer Holdings, Inc.	28,360
			565,701
		Healthcare-Services: 0.3%
1,720		Aetna, Inc.	68,680
615	@	Coventry Health Care, Inc.	33,788
600	@	Humana, Inc.	32,220
250	@	Laboratory Corp. of America Holdings	15,558
400		Quest Diagnostics	23,968
4,960		UnitedHealth Group, Inc.	222,109
2,410	@	WellPoint, Inc.	175,376
			571,699
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	8,537
100		Whirlpool Corp.	8,265
			16,802
		Household Products/Wares: 0.0%
50		Clorox Co.	3,049
350		Fortune Brands, Inc.	24,854
900		Kimberly-Clark Corp.	55,530
			83,433
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	$16,790
			16,790
		Insurance: 0.8%
690	@@	ACE Ltd	34,907
1,200		Aflac, Inc.	55,620
1,820		Allstate Corp.	99,609
200		AMBAC Financial Group, Inc.	16,220
5,600		American International Group, Inc.	330,680
900		AON Corp.	31,338
1,320		Chubb Corp.	65,868
400		Cigna Corp.	39,404
343		Cincinnati Financial Corp.	16,124
800		Genworth Financial, Inc.	27,872
850		Hartford Financial Services Group, Inc.	71,910
785		Lincoln National Corp.	44,305
840		Loews Corp.	29,778
300		MBIA, Inc.	17,565
2,200		Metlife, Inc.	112,662
330		MGIC Investment Corp.	21,450
550		Principal Financial Group	30,608
1,560		Progressive Corp.	40,108
1,490		Prudential Financial, Inc.	115,773
250		Safeco Corp.	14,088
1,450		St. Paul Cos.	64,641
350		Torchmark Corp.	21,252
700		UnumProvident Corp.	12,691
			1,314,473
		Internet: 0.2%
900	@	Amazon.com, Inc.	34,812
2,500	@	eBay, Inc.	73,225
400	@	Google, Inc.	167,732
300	@	Monster Worldwide, Inc.	12,798
2,246	@	Symantec Corp.	34,903
100	@	VeriSign, Inc.	2,317
			325,787
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	13,848
1,200		Nucor Corp.	65,100
220		United States Steel Corp.	15,426
			94,374
		Leisure Time: 0.2%
200		Brunswick Corp.	6,650
950		Carnival Corp.	39,653
650		Harley-Davidson, Inc.	35,679
350		Sabre Holdings Corp.	7,700
			89,682
		Lodging: 0.2%
100		Harrah’s Entertainment, Inc.	7,118
700		Hilton Hotels Corp.	19,796
860		Marriott International, Inc.	32,783
450		Starwood Hotels & Resorts	27,153
			86,850
		Machinery-Construction & Mining: 0.1%
1,400		Caterpillar, Inc.	104,272
			104,272

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Diversified: 0.0%
100		Cummins, Inc.	$12,225
500		Deere & Co.	41,745
400		Rockwell Automation, Inc.	28,804
			82,774
		Media: 0.5%
2,250		CBS Corp.-Class B	60,863
1,100		Clear Channel Communications, Inc.	34,045
4,600	@	Comcast Corp.	150,604
200		EW Scripps Co.	8,628
1,070		McGraw-Hill Cos., Inc.	53,746
100		Meredith Corp.	4,954
300		New York Times Co.	7,362
6,850		News Corp., Inc.	131,383
9,550		Time Warner, Inc.	165,215
500	@	Univision Communications, Inc.	16,750
1,750	@	Viacom, Inc.-Class B	62,720
4,700		Walt Disney Co.	141,000
			837,270
		Mining: 0.1%
1,800		Alcoa, Inc.	58,248
380		Freeport-McMoRan Copper & Gold, Inc.	21,056
900		Newmont Mining Corp.	47,637
500		Phelps Dodge Corp.	41,080
			168,021
		Miscellaneous Manufacturing: 0.7%
1,700		3M Co.	137,309
150	@	Cooper Industries Ltd.	13,938
650		Danaher Corp.	41,808
400		Dover Corp.	19,772
600		Eastman Kodak Co.	14,268
300		Eaton Corp.	22,620
22,100		General Electric Co.	728,416
2,400		Honeywell International, Inc.	96,720
900		Illinois Tool Works, Inc.	42,750
700	@@	Ingersoll-Rand Co.	29,946
400		ITT Industries, Inc.	19,800
400		Leggett & Platt, Inc.	9,992
250		Parker Hannifin Corp.	19,400
300		Textron, Inc.	27,654
			1,224,393
		Office/Business Equipment: 0.0%
600		Pitney Bowes, Inc.	24,780
2,050	@	Xerox Corp.	28,516
			53,296
		Oil & Gas: 1.5%
900		Anadarko Petroleum Corp.	42,921
650		Apache Corp.	44,363
6,181		ChevronTexaco Corp.	383,593
4,241		ConocoPhillips	277,913
900		Devon Energy Corp.	54,369
600		EOG Resources, Inc.	41,604
19,750		ExxonMobil Corp.	1,211,634
600		Hess Corp.	31,710
400		Kerr-McGee Corp.	27,740
900		Marathon Oil Corp.	74,970
200		Murphy Oil Corp.	11,172
600	@,@@	Nabors Industries Ltd.	$20,274
300	@	Noble Corp.	22,326
1,450		Occidental Petroleum Corp.	148,698
150		Rowan Cos., Inc.	5,339
300		Sunoco, Inc.	20,787
2,000		Valero Energy Corp.	133,040
700		XTO Energy, Inc.	30,989
			2,583,442
		Oil & Gas Services: 0.1%
100		Baker Hughes, Inc.	8,185
1,000		Halliburton Co.	74,210
2,400		Schlumberger Ltd.	156,264
			238,659
		Packaging & Containers: 0.0%
250		Ball Corp.	9,260
150		Sealed Air Corp.	7,812
			17,072
		Pharmaceuticals: 0.8%
3,500		Abbott Laboratories	152,635
300		Allergan, Inc.	32,178
700		AmerisourceBergen Corp.	29,344
200	@	Barr Pharmaceuticals, Inc.	9,538
800		Bristol-Myers Squibb Co.	20,688
900		Cardinal Health, Inc.	57,897
970		Caremark Rx, Inc.	48,374
500	@	Express Scripts, Inc.	35,870
700	@	Forest Laboratories, Inc.	27,083
900	@	Gilead Sciences, Inc.	53,244
660	@	Hospira, Inc.	28,340
950	@	King Pharmaceuticals, Inc.	16,150
608	@	Medco Health Solutions, Inc.	34,826
6,250		Merck & Co., Inc.	227,688
500		Mylan Laboratories	10,000
15,700		Pfizer, Inc.	368,479
3,250		Schering-Plough Corp.	61,848
250	@	Watson Pharmaceuticals, Inc.	5,820
3,050		Wyeth	135,451
			1,355,453
		Pipelines: 0.0%
250		Williams Cos., Inc.	5,840
			5,840
		Real Estate Investment Trusts: 0.0%
300		Apartment Investment & Management Co.	13,035
400		Kimco Realty Corp.	14,596
200		Public Storage, Inc.	15,180
400		Simon Property Group LP	33,176
			75,987
		Retail: 1.0%
450	@	Autonation, Inc.	9,648
100	@	Autozone, Inc.	8,820
650	@	Bed Bath & Beyond, Inc.	21,561
1,210		Best Buy Co., Inc.	66,356
600		Circuit City Stores, Inc.	16,332
1,400		Costco Wholesale Corp.	79,982
1,700		CVS Corp.	52,190
250		Darden Restaurants, Inc.	9,850
650		Dollar General Corp.	9,087

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
150		Family Dollar Stores, Inc.	$3,665
1,298		Federated Department Stores	47,507
1,250		Gap, Inc.	21,750
4,520		Home Depot, Inc.	161,771
700		JC Penney Co., Inc.	47,257
700	@	Kohl’s Corp.	41,384
700		Limited Brands	17,913
1,700		Lowe’s Cos., Inc.	103,139
4,650		McDonald’s Corp.	156,240
500		Nordstrom, Inc.	18,250
1,100	@	Office Depot, Inc.	41,800
330	@	Sears Holding Corp.	51,097
2,650		Staples, Inc.	64,448
2,650	@	Starbucks Corp.	100,064
2,000		Target Corp.	97,740
100		Tiffany & Co.	3,302
1,000		TJX Cos., Inc.	22,860
5,350		Wal-Mart Stores, Inc.	257,710
2,890		Walgreen Co.	129,588
250		Wendy’s International, Inc.	14,573
800		Yum! Brands, Inc.	40,216
			1,716,100
		Savings & Loans: 0.0%
600		Golden West Financial Corp.	44,520
210		Sovereign Bancorp., Inc.	4,265
402		Washington Mutual, Inc.	18,323
			67,108
		Semiconductors: 0.4%
1,400	@	Advanced Micro Devices, Inc.	34,188
850	@	Altera Corp.	14,918
850		Analog Devices, Inc.	27,319
3,600		Applied Materials, Inc.	58,608
975	@	Broadcom Corp.	29,299
1,513	@	Freescale Semiconductor, Inc.	44,482
12,240		Intel Corp.	231,948
50		KLA-Tencor Corp.	2,079
650		Linear Technology Corp.	21,769
800	@	LSI Logic Corp.	7,160
700		Maxim Integrated Products	22,477
1,400	@	Micron Technology, Inc.	21,084
1,250		National Semiconductor Corp.	29,813
50	@	Novellus Systems, Inc.	1,235
800	@	Nvidia Corp.	17,032
500	@	QLogic Corp.	8,620
3,450		Texas Instruments, Inc.	104,501
700		Xilinx, Inc.	15,855
			692,387
		Software: 0.5%
1,120	@	Adobe Systems, Inc.	34,003
670	@	Autodesk, Inc.	23,088
1,250		Automatic Data Processing, Inc.	56,688
700	@	BMC Software, Inc.	16,730
1,050		CA, Inc.	21,578
500	@	Citrix Systems, Inc.	20,070
1,150	@	Compuware Corp.	7,705
650	@	Electronic Arts, Inc.	27,976
1,672		First Data Corp.	75,307
500	@	Fiserv, Inc.	22,680
450		IMS Health, Inc.	12,083
500	@	Intuit, Inc.	30,195
19,000		Microsoft Corp.	442,700
700	@	Novell, Inc.	$4,641
8,350	@	Oracle Corp.	120,992
396	@	Parametric Technology Corp.	5,033
			921,469
		Telecommunications: 0.9%
200		Alltel Corp.	12,766
10,702		AT&T, Inc.	298,479
900	@	Avaya, Inc.	10,278
4,950		BellSouth Corp.	179,190
400		CenturyTel, Inc.	14,860
22,100	@	Cisco Systems, Inc.	431,613
700		Citizens Communications Co.	9,135
150	@	Comverse Technology, Inc.	2,966
3,300	@	Corning, Inc.	79,827
328	@	Embarq Corp.	13,445
7,220		Motorola, Inc.	145,483
3,600		Qualcomm, Inc.	144,252
8,166		Sprint Corp. - FON Group	163,238
1,000	@	Tellabs, Inc.	13,310
1,600		Verizon Communications, Inc.	53,584
			1,572,426
		Textiles: 0.0%
400		Cintas Corp.	15,904
			15,904
		Toys/Games/Hobbies: 0.0%
450		Hasbro, Inc.	8,150
900		Mattel, Inc.	14,859
			23,009
		Transportation: 0.2%
800		Burlington Northern Santa Fe Corp.	63,400
500		CSX Corp.	35,220
150		FedEx Corp.	17,529
1,500		Norfolk Southern Corp.	79,830
100		Union Pacific Corp.	9,296
2,450		United Parcel Service, Inc.	201,709
			406,984
		Total Common Stock (Cost $24,382,354)	25,749,517

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.9%
	Federal Home Loan Mortgage Corporation STRIP: 24.3%
$41,500,000	5.460%, due 10/15/08	36,738,249
5,375,000	5.520%, due 07/15/08	4,823,353
		41,561,602
	Federal National Mortgage Association STRIP: 33.8%
64,000,000	5.530%, due 05/15/08	57,906,816
		57,906,816
	Financing Corporation STRIP: 10.5%
14,205,000	5.530%, due 06/27/08	12,776,360
5,763,000	5.570%, due 10/06/08	5,108,208
		17,884,568

See Accompanying Notes to Financial Statements

ING GET FUND — SERIES V	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Other U.S. Government Agency Obligations: 10.3%
$15,000,000	STRIP Resolution Funding Corp. 5.260%, due 07/15/08		$13,524,780
4,604,000	Tennessee Valley Authority, 5.590%, due 07/15/08		4,125,723
	Total U.S. Government Agency Obligations (Cost $143,450,814)		17,650,503
			135,003,489
U.S. TREASURY OBLIGATION: 6.2%
	U.S. Treasury STRIP: 6.2%
11,736,000	5.210%, due 05/15/08		10,671,345
			10,671,345
	Total U.S. Treasury Obligation (Cost $10,705,518)		10,671,345
	Total Long-Term Investments (Cost $178,538,686)		171,424,351
	Total Investments In Securities (Cost $178,538,686)*	100.1%	$171,424,351
	Other Assets and Liabilities-Net	(0.1)	(219,560)
	Net Assets	100.0%	171,204,791

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $178,894,843.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,969,598
Gross Unrealized Depreciation	(9,440,090)
Net Unrealized Depreciation	$(7,470,492)

See Accompanying Notes to Financial Statements

Investment Manager

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-AGET	(0606-082106)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)         There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  The Code of Ethics is not required for the semi-annual filing.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

(a)(3)  Not required for semi-annual filing.

(b) the officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 30, 2006